    As Filed With The Securities And Exchange Commission On May 1, 2000

                           Registration No. 33-80958

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 11

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 22

           PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                           (Exact Name of Registrant)

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             4333 Edgewood Road NE
                            Cedar Rapids, Iowa 52499
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number (319) 297-8121

                       Gregory E. Miller-Breetz, Esquire
                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                             400 West Market Street
                           Louisville, Kentucky 40202
                    (Name and Address of Agent for Service)

                                   Copies to:
                           Michael Berenson, Esquire
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                          Washington, D.C. 20007-0805

                     Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]  On _______, pursuant to paragraph (b) of Rule 485.

[ ]  60Days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  On ________________, pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

ITEM OF FORM N-4                                           PROSPECTUS CAPTION
----------------                                           ------------------
1.   Cover Page                                            Cover Page

2.   Definitions                                           GLOSSARY

3.   Synopsis                                              Summary; FEE TABLE; Performance Measures

4.   Condensed Financial Information                       Condensed Financial Information

5.   General Description of Registrant, Depositor, and     Peoples Benefit Life Insurance Company Separate Account
     Portfolio Companies                                   V; The Portfolios; Voting Rights; Expenses; Taxes; FEE
                                                           TABLE

6.   Deductions                                            Expenses; Taxes; FEE TABLE

7.   General Description of Variable Annuity Contracts     The Annuity Contract

8.   Annuity Period                                        Annuity Payments

9.   Death Benefit                                         Death Benefit

10.  Purchases and Contract Value                          Contract Application and Purchase Payments; Accumulated
                                                           Value

11.  Redemptions                                           Access to Your Money

12.  Taxes                                                 Taxes

13.  Legal Proceedings                                     Legal Matters

14.  Table of Contents of the Statement of Additional      Table of Contents of the Advisor's Edge and Advisor's
     Information                                           Edge Select Variable Annuity Statements of Additional
                                                           Information

                                     PART B

ITEM OF FORM N-4                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
----------------                                           -------------------------------------------

15.  Cover Page                                            Cover Page

16.  Table of Contents                                     Table of Contents

17.  General Information and History                       PEOPLES BENEFIT LIFE INSURANCE COMPANY

18.  Services                                              Part A; Auditors; Part B; SAFEKEEPING OF ACCOUNT ASSETS;
                                                           DISTRIBUTION OF THE CONTRACTS

19.  Purchase of Securities Being Offered                  DISTRIBUTION OF THE CONTRACTS; Exchanges

20.  Underwriters                                          DISTRIBUTION OF THE CONTRACTS

21.  Calculation of Performance Data                       PERFORMANCE INFORMATION

22.  Annuity Payments                                      Computations of Annuity Income Payments

23.  Financial Statements                                  FINANCIAL STATEMENTS

                                                             THE ADVISOR'S EDGE
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                                         Peoples Benefit Life Insurance Company
                                                             Separate Account V

                                                                             By

                                         Peoples Benefit Life Insurance Company

                                                                     Prospectus

                                                               May 1, 2000

The Advisor's Edge Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in 28 investment company portfolios (the "Portfolios") and in four guaranteed options available under Peoples Benefit's general account. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes. For investments in the Portfolios, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days (30 days or more in some instances) during which the Contract may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE PORTFOLIOS

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
    DFA Small Value
    DFA Large Value
    DFA International Value
    DFA International Small
    DFA Short-Term Fixed
    DFA Global Bond

Endeavor Series Trust
Advised by Endeavor Management Co.
    Dreyfus Small Cap Value
    Endeavor Enhanced Index

    T. Rowe Price International Stock

The Federated Insurance Series

Advised by Federated Investment Management Company
    Federated American Leaders
    Federated High Income Bond
    Federated Prime Money
    Federated U.S. Government Securities
    Federated Utility

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
    Montgomery Growth
    Montgomery Emerging Markets

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

    Stein Roe Small Company Growth

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock
    Strong Schafer Value

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
    Wanger U.S. Small Cap Advisor
    Wanger International Small Cap Advisor

Warburg Pincus Trust

Advised by Credit Suisse Asset Management
    Warburg Pincus International Equity
    Warburg Pincus Small Company Growth

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
    WRL Alger Aggressive Growth
    WRL J.P. Morgan Real Estate Securities
    WRL Janus Global
    WRL Janus Growth
    WRL LKCM Strategic Total Return

 Contents

 1   Cross Reference to Definitions
 2   Summary
 6   Fee Table
 9   Example
 10  The Annuity Contract
 11  Annuity Payments
 13  Purchase
 17  Investment Options
 24  Expenses

 25  Taxes
 29  Access to Your Money
 31  Performance
 33  Death Benefit
 36  Other Information
 39  Table of Contents of Statement of Additional Information
 A-1 Appendix A (Condensed Financial Information)
 B-1 Appendix B (General Account Fixed Options)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase........................................................    10

Annuitant................................................................. 33,34

Annuity Date..............................................................    11

Annuity Payment Options...................................................    11

Beneficiary............................................................... 33,34

Business Day..............................................................    13

Contract..................................................................    10

Contract Anniversary......................................................    15

Contract Date.............................................................    15

Contract Owner............................................................    36

Contract Year.............................................................    15

General Account Guaranteed Options........................................   B-1

Income Phase..............................................................    10

Initial Purchase Payment..................................................    13

Joint Annuitant...........................................................    34

Net Purchase Payment......................................................    14

Qualified Contract........................................................    14

Portfolios................................................................    17

Purchase Payment..........................................................    14

Right to Cancel Period....................................................    37

Tax Deferral..............................................................    25

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY CONTRACT

The Advisor's Edge Variable Annuity

Advisor's Edge is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Contract provides a means of investing on a tax-deferred basis in twenty-eight investment company portfolios and in four General Account Guaranteed Options offered by Peoples Benefit.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-eight Portfolios and four General Account Guaranteed Options available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 11, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Contract with a minimum investment of $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $25 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4. INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the nine Funds' prospectuses and to the General Account Guaranteed Options:

The Portfolios

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
   VA Small Value Portfolio ("DFA Small Value Portfolio")
   VA Large Value Portfolio ("DFA Large Value Portfolio")
   VA International Value Portfolio ("DFA International Value Portfolio") VA International Small Portfolio ("DFA International Small Portfolio") VA Short-Term Fixed Portfolio ("DFA Short-Term Fixed Portfolio")
   VA Global Bond Portfolio ("DFA Global Bond Portfolio")

Endeavor Series Trust
Advised by Endeavor Management Co.
   Dreyfus Small Cap Value Portfolio
   Endeavor Enhanced Index Portfolio
   T. Rowe Price International Stock Portfolio

The Federated Insurance Series

Advised by Federated Investment Management Company
   Federated American Leaders Fund II ("Federated American Leaders
    Portfolio")
   Federated Fund for U.S. Government Securities II ("Federated U.S.
    Government Securities Portfolio")
   Federated High Income Bond Fund II ("Federated High Income Bond
    Portfolio")
   Federated Prime Money Fund II ("Federated Prime Money Portfolio") Federated Utility Fund II ("Federated Utility Portfolio")

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
   Montgomery Variable Series: Growth Fund ("Montgomery Growth Portfolio") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging
    Markets Portfolio")

SteinRoe Variable Investment Trust

Advised by Stein Roe & Farnham Incorporated

   Stein Roe Small Company Growth Fund, Variable Series, formerly Stein Roe
    Special Venture Fund ("Stein Roe Small Company Growth Portfolio")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
   Strong International Stock Fund II ("Strong International Stock
    Portfolio")

   Strong Schafer Value Fund II ("Strong Schafer Value Portfolio")

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

   Wanger U.S. Small Cap Advisor ("Wanger U.S. Small Cap Advisor Portfolio")

   Wanger International Small Cap Advisor (Wanger International Small Cap
    Advisor Portfolio")

Warburg Pincus Trust

Advised by Credit Suisse Asset Management
   Warburg Pincus International Equity Portfolio
   Warburg Pincus Small Company Growth Portfolio

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
   Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio") Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio")
   Global Portfolio ("WRL Janus Global Portfolio")
   Growth Portfolio ("WRL Janus Growth Portfolio")

   Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return
   Portfolio")

You can make or lose money in any of these Portfolios depending on their investment performance.

The General Account Guaranteed Options

There are four General Account Guaranteed Options offered by Peoples Benefit:

The Dollar Cost Averaging Fixed Account Option
The One-Year Guaranteed Rate Option
The Multi-Year Guaranteed Rate Option
The Guaranteed Equity Option

Please see Appendix B for a description of the General Account Guaranteed
Options.

The availability, structure, and features of these options vary by state. Check with your sales representative for details of the availability and characteristics of these options before purchasing.

5. EXPENSES

No sales load is deducted from Purchase Payments.

No surrender charge applies to withdrawals.

Peoples Benefit will deduct a daily charge corresponding to an annual charge of 0.15% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.50% for the mortality and expense risks it assumes. There is also a $30 annual Contract Fee.

You will also pay certain expenses associated with the operation of the Portfolios.

6. TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. No withdrawals or Exchanges from the Guaranteed Equity Option are permitted until the end of the applicable guarantee period.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. For investments in the Portfolios, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

10. OTHER INFORMATION

Right to Cancel Period

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day period to allow for mail delivery. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity contracts.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission and operating under Iowa law. The Separate Account has twenty-eight Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 36.

11. INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge variable annuity, call or write:

Peoples Benefit Life Insurance Company
Variable Annuity Department
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

800-866-6007

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES, page 24.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases........................................ None
Contingent Deferred Sales Load (surrender charge)...................... None
Exchange Fees.......................................................... None
Annual Contract Maintenance Fee........................................ $ 30
Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge...................................... 0.50%
Administrative Charge.................................................. 0.15%
                                                                        ----
Total Annual Separate Account Expenses................................. 0.65%*

* Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1999 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                                         Rule
                               Management and    Other   12b-1  Total Portfolio
                              Advisory Expenses Expenses  Fee   Annual Expenses
                              ----------------- -------- -----  ---------------
DFA Small Value Portfolio...        0.50%         0.17%   --         0.67%
DFA Large Value Portfolio...        0.25%         0.18%   --         0.43%
DFA International Value
 Portfolio..................        0.40%         0.25%   --         0.65%
DFA International Small
 Portfolio..................        0.50%         0.29%   --         0.79%
DFA Short-Term Fixed
 Portfolio..................        0.25%         0.15%   --         0.40%
DFA Global Bond Portfolio...        0.25%         0.24%   --         0.49%
Dreyfus Small Cap Value
 Portfolio/1/ ..............        0.80%         0.10%  0.32%       1.22%
Endeavor Enhanced Index
 Portfolio .................        0.75%         0.03%   --         0.78%
Federated American Leaders
 Portfolio..................        0.75%         0.13%   --         0.88%
Federated Utility
 Portfolio..................        0.75%         0.19%   --         0.94%
Federated Prime Money
 Portfolio..................        0.50%         0.23%   --         0.73%
Federated U.S. Government
 Securities Portfolio.......        0.60%         0.24%   --         0.84%
Federated High Income Bond
 Portfolio..................        0.60%         0.19%   --         0.79%
Montgomery Growth
 Portfolio/2/ ..............        0.52%         0.73%   --         1.25%
Montgomery Emerging Markets
 Portfolio..................        1.25%         0.37%   --         1.62%
Stein Roe Small Company
 Growth Portfolio...........        0.65%         0.02%   --         0.67%
Strong International Stock
 Portfolio..................        1.00%         0.16%   --         1.16%
Strong Schafer Value
 Portfolio..................        1.00%         0.20%   --         1.20%
T. Rowe Price International
 Stock Portfolio/3/ ........        0.90%         0.10%   --         1.00%
Wanger U.S. Small Cap
 Advisor Portfolio..........        0.96%         0.06%   --         1.02%
Wanger International Small
 Cap Advisor Portfolio......        1.25%         0.24%   --         1.49%
Warburg Pincus International
 Equity Portfolio/4/ .......        1.00%         0.32%   --         1.32%
Warburg Pincus Small Company
 Growth Portfolio/4/ .......        0.90%         0.24%   --         1.14%
WRL Alger Aggressive Growth
 Portfolio/5/ ..............        0.80%         0.09%   --         0.89%
WRL Janus Growth
 Portfolio/5/ ..............        0.80%         0.05%   --         0.85%
WRL Janus Global/5/ ........        0.80%         0.12%   --         0.92%
WRL LKCM Strategic Total
 Return Portfolio/5/ .......        0.80%         0.07%   --         0.87%
WRL J.P. Morgan Real Estate
 Securities Portfolio/5/ ...        0.80%         0.20%   --         1.00%

/1/ For the Dreyfus Small Cap Portfolio, the Management and Advisory Expenses were 0.80% and Other Expenses before reimbursements were 0.10%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%. The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and that such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commission to promote the sale of the Trust's shares involves no additional costs to the Trust or any Contract Owner.

   Endeavor Series Trust, on the basis of advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.


/2/ A 1.0% reimbursement was applied to the management fees. Absent the reimbursement, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses would have been 1.52%, 0.73%, and 2.25% respectively.

/3/ For the T. Rowe Price International Stock Portfolio, the Management and
    Advisory Expenses were 0.90% and Other Expenses were 0.01%. Therefore, Total Portfolio Annual Expenses (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.91%.

/4/Management and Advisory Expenses, Other Expenses, and Total Portfolio
   Annual Expenses are based on actual expenses for the fiscal year ending December 31, 1999. Management and Advisory Expenses were 1.00% for the Warburg Pincus International Equity and 0.90% for the Warburg Pincus Small Company Growth portfolios. Other Expenses equaled 0.33% and 0.25%, respectively, so that the Total Portfolio Annual Expenses were 1.33% for the Warburg Pincus International Equity and 1.15% Warburg Pincus Small Company Growth portfolios. This includes transfer agency offsets that reduced the fees by 0.01% each.

/5/ WRL Investment Management, Inc. ("WRL Management") has voluntarily undertaken, until at least April 30, 2001, to pay expenses on behalf of the portfolios advised by WRL Management to the extent that normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed, as a percentage of each such portfolio's average daily net assets, 1.00%. For WRL Janus Growth, WRL Management currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee: 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee: 0.75%). For WRL Janus Global, WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee: 0.775%). The waivers for WRL Janus Growth and WRL Janus Global are voluntary and will be terminated on June 25, 2000. In 1999, WRL Management reimbursed WRL J. P. Morgan Real Estate Securities Portfolio in the amount of $51,924. Without such reimbursement, the total annual expenses during 1999 for this portfolio would have been 2.69%.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                           3              10
                                                  1 Year Years  5 Years  Years
                                                  ------ ------ ------- -------
DFA Small Value Portfolio.......................  $19.20 $59.40 $102.11 $220.96
DFA Large Value Portfolio.......................  $11.22 $34.98 $ 60.59 $133.73
DFA International Value Portfolio...............  $13.45 $41.84 $ 72.32 $158.76
DFA International Small Portfolio...............  $14.87 $46.18 $ 79.72 $174.38
DFA Short-Term Fixed Portfolio..................  $10.92 $34.04 $ 58.98 $130.27
DFA Global Bond Portfolio.......................  $11.83 $36.85 $ 63.80 $140.61
Dreyfus Small Cap Value Portfolio...............  $22.42 $69.13 $118.47 $254.25
Endeavor Enhanced Index Portfolio...............  $14.77 $45.87 $ 49.19 $173.28
Federated American Leaders Portfolio............  $15.78 $48.96 $ 84.45 $184.31
Federated Utility Portfolio.....................  $16.38 $50.81 $ 87.59 $190.87
Federated Prime Money Portfolio.................  $14.26 $44.32 $ 76.55 $167.72
Federated U.S. Government Securities Portfolio..  $15.37 $47.73 $ 82.35 $179.91
Federated High Income Bond Portfolio............  $14.87 $46.18 $ 79.72 $174.38
Montgomery Growth Portfolio.....................  $19.51 $60.32 $103.66 $224.13
Montgomery Emerging Markets Portfolio...........  $23.22 $71.55 $122.51 $262.40
Stein Roe Small Company Growth Portfolio........  $13.66 $42.46 $ 73.38 $161.00
Strong International Stock Portfolio............  $18.60 $57.57 $ 99.02 $214.59
Strong Schafer Value Portfolio..................  $19.00 $58.79 $101.08 $218.84
T. Rowe Price International Stock Portfolio.....  $16.99 $52.66 $ 90.72 $197.40
Wanger U.S. Small Cap Advisor Portfolio.........  $17.99 $53.27 $ 91.76 $199.56
Wanger International Small Cap Advisor
 Portfolio......................................  $21.92 $67.62 $115.93 $249.13
Warburg Pincus International Equity Portfolio...  $20.21 $62.45 $107.25 $231.49
Warburg Pincus Small Company Growth Portfolio...  $18.40 $56.96 $ 97.98 $212.45
WRL Alger Aggressive Growth Portfolio...........  $15.88 $49.27 $ 84.97 $185.41
WRL Janus Global Portfolio......................  $16.18 $50.20 $ 86.54 $188.69
WRL Janus Growth Portfolio......................  $15.47 $48.04 $ 82.87 $181.01
WRL LKCM Strategic Total Return Portfolio.......  $15.68 $48.65 $ 83.92 $183.21
WRL J.P. Morgan Real Estate Securities
 Portfolio......................................  $16.99 $52.66 $ 90.72 $197.40

The Annual Contract Maintenance Fee is reflected in this example as a percentage of the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. Peoples Benefit will deduct the Annual Contract Maintenance Fee on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. Peoples Benefit may deduct Premium Taxes, if any, as it incurs them.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY CONTRACT

The Advisor's Edge variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Contract provides a means of investing on a tax-deferred basis in twenty-eight portfolios (the
"Portfolios") offered by a number of investment companies and in four guaranteed options available under Peoples Benefit's general account.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

About the Contract

The Advisor's Edge variable annuity is a contract between you, the Contract Owner, and Peoples Benefit, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-eight available Portfolios and the four General Account Guaranteed Options. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 22.)

 . Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 29.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 11.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, money you have allocated to the Portfolios is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Contract Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the customer order form when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. The latest possible Annuity Date Peoples Benefit will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

 . Life Annuity - Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity - Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain - Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity - Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity - Available only on a fixed basis. Monthly Annuity
   Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed). Any amounts in a Portfolio immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Portfolio.

 . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $5,000 ($2,000 for Texas Contract Owners as specified in the Contract), Peoples Benefit reserves the right to pay that amount to you in a lump sum.

 . From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without Peoples Benefit's consent.

 . At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request or by calling 800-866-6007.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.


3. PURCHASE

Customer Order Form and Issuance of Contracts

To invest in the Advisor's Edge variable annuity, you should send a completed customer order form and your Initial Purchase Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Contract, Peoples Benefit will also send a Contract acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If Peoples Benefit cannot credit the Initial Purchase Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, Peoples Benefit also offers the Advisor's Edge as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 28.)

                                  DEFINITION

                              Qualified Contract

 When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either
 Section 403(b), 408(b), or 408A of the Internal Revenue Code.


Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Purchase Payment.

           A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is
    $5,000.

 . The minimum Initial Purchase Payment for a Qualified Contract is $2,000 (or $50 if by payroll deduction).

 . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 for Non-Qualified Contracts. Additional Purchase Payments must be at least $25 for Qualified Contracts.

 . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Portfolio is $250 (except where Purchase Payments are made by monthly payroll deduction). Each allocation to a General Account Option must be at least $1,000, except for the Dollar Cost Averaging Fixed Account, which has a minimum of $5,000.

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Depending on the state of issue of your Contract, your Initial Net Purchase Payment may be immediately invested among the Portfolios selected in your customer order form, or it may be invested in the Federated Prime Money Portfolio until the end of the Right to Cancel Period. See Allocation of Purchase Payments, page 15, for more information.

The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                   DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax.

 As of the date of this Prospectus, the following states assesses a Premium Tax on all initial and subsequent Purchase Payments:

                                                         Qualified Non-Qualified
                                                         --------- -------------
       South Dakota.....................................   0.00%       1.25%

 As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                         Qualified Non-Qualified
                                                         --------- -------------
       California.......................................   0.50%       2.35%
       Maine............................................   0.00        2.00
       Nevada...........................................   0.00        3.50
       West Virginia....................................   1.00        1.00
       Wyoming..........................................   0.00        1.00


Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the customer order form what portion of your Purchase Payments you want to be allocated among which Portfolios and which General Account Guaranteed Options. You may allocate your Purchase Payments to one or more Portfolios or to any of the General Account Guaranteed Options. All allocations you make to the Portfolios must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Each allocation to a General Account Option must be at least $1,000, except the Dollar Cost Averaging Fixed Account Option, which has a $5,000 minimum.

If the state of issue of your Contract is Georgia, Idaho, Louisiana, Michigan, Missouri, Nebraska, New Hampshire, New Jersey, North Carolina, Oklahoma, Oregon, South Carolina, Utah, Virginia, or West Virginia, we will not immediately invest your initial Net Purchase Payment in the Portfolios shown on your customer order form until the Right to Cancel Period has passed. Instead, those amounts will be invested in the Federated Prime Money Portfolio until the Right to Cancel Period passes, at which time your initial allocation instructions will be followed, except that any accrued earnings will remain in the Federated Prime Money Portfolio if you selected it as an initial allocation option. If the state of issue of your Contract is any other state, then your initial Net Purchase Payment will be immediately invested in the Portfolios in the percentages specified on your customer order form without waiting for the Right to Cancel Period to pass. In that case, you will bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period.

If you selected the Guaranteed Equity Option as an initial allocation option, no amount of your initial Net Purchase Payments attributable to the Guaranteed Equity Option will be invested in that option until the Right to Cancel Period has passed, no matter what the state of issue of your Contract is. This is because the Guaranteed Equity Option is illiquid for the applicable guarantee period.

If you selected any General Account Guaranteed Option other than the Guaranteed Equity Option, the amount of your initial Net Purchase Payments attributable to those options will be invested immediately into those options without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to or by calling Peoples Benefit. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

For information about Exchanges to and from the General Account Guaranteed Options, see Appendix B.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

 The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus -

 .  any additional Net Purchase Payments credited

 . any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected and the interest credited to the General Account Guaranteed Options minus -

 . any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected

 .  the daily Mortality and Expense Risk Charge

 .  the daily Administrative Expense Charge

 .  the Annual Contract Maintenance Fee, if applicable

 .  any withdrawals

 . any Market Value Adjustment or other deduction due to early Exchanges or Withdrawals from the General Account Guaranteed Options

 .  any charges for Exchanges made after the first twelve in a Contract Year

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, Peoples Benefit will credit a certain number of Accumulation Units to your Contract. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.


4. INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in twenty-eight portfolios offered by nine different investment companies (each investment company a "Fund") and four General Account Guaranteed Options. A brief description of each Fund and Portfolio is given below. For detailed information regarding the Funds and the Portfolios, you should read the prospectuses for the Funds that accompany the Contract prospectus. For information about the General Account Guaranteed Options, see Appendix B.

The general public may invest in the Portfolios only through certain insurance contracts and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Contract was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any premium payment or exchange request from any person, if, in the Company's judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company's purchase order.

DFA Investment Dimensions Group Inc.
Advised by Dimensional Fund Advisors, Inc.

The Fund is an open-end management investment company organized under Maryland law in 1981, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Fund consists of 34 series of shares, six of which are available as part of the Advisor's Edge.

  DFA Small Value Portfolio seeks to achieve long-term capital appreciation by investing in common stocks of U.S. companies that the Portfolio's investment advisor believes are value stocks, primarily because they have a high book value in relation to their market value (a "book to market ratio"), and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the New York Stock Exchange. In measuring value, the Portfolio's investment advisor may consider additional factors such as cash flow, economic conditions, and developments in the issuer's industry.

  DFA Large Value Portfolio seeks to achieve longer term capital appreciation by investing in common stocks of U.S. companies that the Portfolio's investment advisor believes are value stocks, primarily because they have a high book to market ratio, and whose market capitalizations equal or exceed that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. In measuring value, the Portfolio's investment advisor may consider additional factors such as cash flow, economic conditions, and developments in the issuer's industry.

  DFA International Value Portfolio seeks to achieve long-term capital appreciation by investing in stocks of large non-U.S. companies that the Portfolio's investment advisor believes are value stocks. Securities are considered value stocks primarily because a company's shares at the time of purchase have a book to market ratio that equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios. In measuring value, the Portfolio's investment advisor may consider additional factors such as cash flow, economic conditions, and developments in the issuer's industry. The Portfolio is closed if Portfolio securities equal in value to at least the majority of its total assets are principally traded on exchanges that are closed that day. The Portfolio will not accept purchase and redemption orders for shares on those days.

  DFA International Small Portfolio seeks to achieve long-term capital appreciation. This Portfolio provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental, and Pacific Rim companies. The Portfolio seeks to achieve its investment objective by investing its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies that are traded in the Japanese securities markets; (2) United Kingdom small companies that are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland; (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand, and Asian countries whose shares are traded principally on the securities markets located in those countries.

  DFA Short-Term Fixed Portfolio seeks to achieve a stable real return in excess of the rate of inflation on invested capital with a minimum of risk by investing in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations. Generally, this Portfolio will acquire obligations that mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. The Portfolio principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes, and bonds.

  DFA Global Bond Portfolio seeks to provide a market rate of return for a global fixed income portfolio with low relative volatility of returns. This Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community, and corporate debt obligations. At the present time, the Portfolio's investment advisor expects that most investments will be made in the obligations of issuers that are developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (OECD).

Endeavor Series Trust
Advised by Endeavor Management Co.

Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is organized as a Massachusetts business trust and is registered with the SEC under the 1940 Act. The Fund currently issues shares of thirteen portfolios, three of which are available as part of the Advisor's Edge.

  Dreyfus Small Cap Value Portfolio seeks capital growth by investing in companies with a median capitalization of approximately $750 million, with at least 75% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion. The Dreyfus Corporation serves as the subadviser to the Portfolio.

  Endeavor Enhanced Index Portfolio's investment objective is to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (including the reinvestment of dividends) ("S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index. J.P. Morgan Investment Management Inc. serves as the subadviser to the Endeavor Enhanced Index Portfolio.

  T. Rowe Price International Stock Portfolio's investment objective is to provide long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. Rowe Price-Fleming International, Inc. serves as the subadviser to the Portfolio.

The Federated Insurance Series

Advised by Federated Investment Management Company

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of eleven investment portfolios, five of which are available as part of the Advisor's Edge.

  Federated American Leaders Portfolio's primary investment objective is to achieve long-term growth of capital. The Portfolio's secondary objective is to provide income. The Portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. This Portfolio was formerly known as the Federated Equity Growth & Income Portfolio.

  Federated Utility Portfolio seeks to achieve high current income and moderate capital appreciation. The Portfolio endeavors to achieve its objective by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies.

  Federated Prime Money Portfolio seeks to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

  Federated U.S. Government Securities Portfolio seeks to provide current income. Under normal circumstances, the Portfolio pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities. This Portfolio was formerly known as the Federated U.S. Government Bond Portfolio.

  Federated High Income Bond Portfolio's investment objective is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income. This Portfolio was formerly known as the Federated Corporate Bond Portfolio.

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC

The Montgomery Funds III is an open-end management investment company organized as a Delaware business trust and registered under the 1940 Act. The Fund consists of three professionally managed investment portfolios, two of which are available as part of the Advisor's Edge. Montgomery Asset Management, LLC ("MAM") was organized as a Delaware limited liability company in 1997 and serves as the Fund's investment advisor. On July 31, 1997, Montgomery Management, L.P., formed in 1990, completed the sale of substantially all of its assets to MAM.

  Montgomery Growth Portfolio's investment objective is capital appreciation, which, under normal conditions, it seeks by investing at least 65% of its total assets in the equity securities of U.S. companies and by targeting companies having total market capitalizations of $1 billion or more.

  Montgomery Emerging Markets Portfolio, under normal conditions, invests at least 65% of its total assets in stock of companies based in the world's developing economies. The Portfolio typically maintains investments in at least six of these countries at all times, with no more than 25% of its assets in any single one of them.

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

The SteinRoe Variable Investment Trust is an open-end, diversified management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund currently consists of five investment portfolios, one of which is available as part of the Advisor's Edge.

  Stein Roe Small Company Growth Portfolio, under normal market conditions, invests at least 65% of its assets in common stocks of small-cap companies. The Portfolio may invest in new issuers during periods when new issues are being brought to market. The Portfolio may also invest in mid-cap companies. The Portfolio invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these characteristics, the portfolio manager seeks out companies that are - or, in the portfolio manager's judgment, have the potential to be - a market share leader within their respective industry. He also looks for companies with strong management teams that participate in the ownership of the companies.

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.

Strong Variable Insurance Funds, Inc. is an open-end management investment company organized under Wisconsin law and registered under the 1940 Act. The two series issued by the Fund are available as part of the Advisor's Edge.

  Strong International Stock Portfolio seeks capital growth. It invests primarily in the equity securities of issuers located outside the United States. The Portfolio focuses first on country selection, using quantitative and fundamental analysis to identify those international markets that offer above average growth potential and those that should be avoided. The Portfolio attempts to reduce overall portfolio volatility by actively managing currency risk. In selecting individual stocks, the fund employs extensive in-house research and in-depth analysis. This is in addition to the belief that direct meetings with leaders of companies are an essential element of the analysis process.

  Strong Schafer Value Portfolio's primary investment objective is long-term capital appreciation. Current income is a secondary objective in the selection of investments. The Portfolio invests in stocks with P/E ratios that are less than the S&P 500 and with earnings per share growth estimates that are greater than the S&P 500 over the next three to five years. In addition, the Portfolio will equally weight the portfolio holdings and won't invest more than 20% of the Portfolio in one industry group. The Portfolio remains fully invested in common stocks at all times and does not try to "time the market."

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

Wanger Advisors Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1994 and is registered under the 1940 Act. The Fund has made two of its series available as part of the Advisor's Edge. Wanger Asset Management, L.P. is a limited partnership managed by its general partner, Wanger Asset Management, Ltd.

  Wanger U.S. Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized U.S. companies with capitalization of less than $2 billion, holding them as they grow, and selling them when they become large. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

  Wanger International Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized foreign companies with capitalization of less than $2 billion, holding them as they grow, and selling them when they become large. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

Warburg Pincus Trust

Advised by Credit Suisse Asset Management

Warburg Pincus Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1995 and is registered under the 1940 Act. The Fund currently offers four investment portfolios, two of which are available as part of the Advisor's Edge.

  Warburg Pincus International Equity Portfolio's investment objective is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies, wherever organized, that in the judgment of the Portfolio's adviser have their principal business activities and interests outside of the United States. This Portfolio will ordinarily invest substantially all its assets - but no less than 65% of its total assets - in common stocks, warrants, and securities convertible into or exchangeable for common stocks. Generally, this Portfolio will hold no less than 65% of its total assets in a least three countries other than the United States. Investment may be made in equity securities of companies of any size, whether traded on or off a national securities exchange.

  Warburg Pincus Small Company Growth Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities of small-sized domestic companies. This Portfolio will ordinarily invest at least 65% of its total assets in common stocks or warrants of small companies that present attractive opportunities for capital growth. The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of December 31, 1999, the Russell 2000 Index included companies with market capitalizations between $10.9 million and $13.5 billion.) It is anticipated that this Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. This Portfolio's investments will be made on the basis of equity characteristics and securities ratings generally will not be a factor in the selection process.

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.

WRL Series Fund, Inc. is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is registered under the 1940 Act. The Fund currently issues twenty-six portfolios, five of which are available as part of the Advisor's Edge.

  WRL Alger Aggressive Growth Portfolio's investment objective is to achieve long-term capital appreciation. The Portfolio invests primarily in equity securities, such as common stock or preferred stock, or convertible securities. Fred Alger Management, Inc. serves as subadvisor to the WRL Alger Aggressive Growth Portfolio.

  WRL Janus Global Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio invests primarily in common stocks of foreign and domestic issuers and depositary receipts, including American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts. Janus Capital Corporation serves as subadvisor to the WRL Janus Global Portfolio.

  WRL Janus Growth Portfolio's investment objective is to seek growth of capital. The Portfolio invests primarily in common stocks and to a lesser extent in futures. Janus Capital Corporation serves as subadvisor to the WRL Janus Growth Portfolio.

  WRL LKCM Strategic Total Return Portfolio's investment objective is to provide current income, long-term growth of income, and capital appreciation. The Portfolio seeks to achieve its investment objective by investing primarily in common stocks, corporate bonds, convertible preferred stocks, corporate convertible bonds, and U.S. Treasury Notes. Luther King Capital Management Corporation serves as subadvisor to the Portfolio.

  WRL J.P. Morgan Real Estate Securities Portfolio seeks long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income. The Portfolio seeks to achieve its objective by investing principally in equity securities of real estate companies, which include common stocks and convertible securities. J.P. Morgan Investment Management, Inc. serves as subadvisor to the Portfolio.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to certain of the Funds may compensate Peoples Benefit for providing administrative services in connection with certain of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

Exchanges Among the Portfolios

Should your investment goals change, you may make unlimited exchanges of money among the Portfolios at no cost, subject to the following conditions:

 .  You may make requests for exchanges in writing or by telephone. Peoples
   Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

  For information concerning the exchanges to and from the General Account Guaranteed Options, see Appendix B.

 . The minimum amount you may exchange from a Portfolio is $250 (unless the Accumulated Value in a Portfolio is less than $250).

 . The $250 minimum balance requirement per Portfolio must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. The General Account Guaranteed Options require a $1,000 minimum at all times. If you do not maintain the minimum balance requirement, Peoples Benefit will transfer any remaining amount to your other Portfolios on a pro rata basis.

 . Peoples Benefit does not currently charge a fee for exchanges among the Portfolios, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Telephone Exchanges

You may establish the telephone exchange privilege on your Contract by completing the appropriate section of the Contract acknowledgment form you will receive with your Contract or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Contract acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Contract number and Social Security number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the Social Security Number of the Contract Owner. This information will be verified with the Contract Owner's records prior to processing a transaction, and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Dollar-Cost Averaging Options

Dollar Cost Averaging Money Market Option. If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you can use the Dollar-Cost Averaging Money Market Option to move a specified dollar amount each month from the Federated Prime Money Portfolio to other Portfolios available under the Contract, subject to the following conditions:

 .  The minimum amount you may exchange under this option is $250.

 .  The maximum amount you may exchange under this option is the Accumulated
   Value in the Federated Prime Money Portfolio when elected, divided by 12.

 .  The transfer date will be the same calendar day each month as the Contract
   Date.

 . Peoples Benefit will allocate the dollar amount to the Portfolios in the proportions you specify on the appropriate Peoples Benefit form or, if you specify none, in accordance with your original investment allocation.

 .  If, on any transfer date, the Accumulated Value in the Federated Prime
   Money Portfolio is equal to or less than the amount you have elected to have transferred, Peoples Benefit will transfer the entire amount and the option will end.

 .  You may change the transfer amount once each Contract Year.

 . You may cancel this option by sending the appropriate Peoples Benefit form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.

Dollar Cost Averaging Fixed Account Option. For information about the Dollar Cost Averaging Fixed Account Option, see Appendix B.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.


5. EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

 Peoples Benefit assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.


Administrative Expense Charge

Peoples Benefit assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

Peoples Benefit charges an Annual Contract Maintenance Fee of $30. The fee is to reimburse Peoples Benefit for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The fee is deducted proportionately from each of the Portfolios you have selected.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio or General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account Option) may contain a balance of less than $250 or $1,000, respectively, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 27, and DIVERSIFICATION STANDARDS, page 28.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment - only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise.

In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts
Peoples Benefit will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal

Revenue Code. More detailed information on 403(b) Contracts may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase -

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the Guaranteed Equity Option, less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

You may not make any full or partial withdrawals from the Guaranteed Equity Option before the end of the guarantee period. Partial withdrawals from the Dollar Cost Averaging Fixed Account Option are made on a first-in, first-out basis, so that amounts put into the Dollar Cost Averaging Fixed Account Option first will be withdrawn first. However, for tax purposes, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. See Taxation of Full and Partial Withdrawals, page 26.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

 Because you assume the investment risk for amounts allocated to the Portfolios under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).


Systematic Withdrawal Option

You may elect to have a specified dollar amount provided to you from the portion of your Contract's Accumulated Value allocated to the Portfolios on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100. You may not use the Systematic Withdrawal Option to withdraw funds from any of the General Account Guaranteed Options.

You may elect this option by completing a Systematic Withdrawal Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want systematic withdrawals to begin. Peoples Benefit will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for systematic withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 .  an emergency exists as defined by the Securities and Exchange Commission
   (the "SEC"), or the SEC requires that trading be restricted

 .the SEC permits a delay for your protection as a Contract Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 26, and Penalty Taxes on Certain Early Withdrawals, page 27.


Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in the Federated Prime Money Portfolio over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Portfolio is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Federated Prime Money Portfolio for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

  (2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                   DEFINITION

                               Due Proof of Death

 When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .  a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to Peoples Benefit


Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.


Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 . If there is more than one Beneficiary, each will share in the Death Benefit equally.

 . If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

 . If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

 . If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before Peoples Benefit receives due proof of the Annuitant's death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary's named
Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 33.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank.

10. OTHER INFORMATION

Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity contracts, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 1999, Peoples Benefit had statutory-basis assets of approximately $13.2 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 14, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Contract are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has twenty-eight Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the customer order form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Contract Owner may cancel the Contract can be canceled and treated as void from the Contract Date. The period ranges in length from 10 to 30 days (or more in some cases), as specified in your Contract.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Contract Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of Peoples Benefit, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Contract and Peoples Benefit's right to issue the Contract.

           TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   1
  Exceptions to Charges and to Transaction or Balance Requirements........   2
  403(b) Contracts........................................................   2
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   5
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   6
  30-Day Yield for Non-Money Market Subaccounts...........................   6
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   8
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return....................................................   8
  Non-Standardized Total Return Year-to-Date..............................   9
  Non-Standardized One Year Return........................................  10
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  11
  Individualized Computer Generated Illustrations.........................  22
PERFORMANCE COMPARISONS...................................................  23
SAFEKEEPING OF ACCOUNT ASSETS.............................................  25
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  25
PEOPLES BENEFIT...........................................................  25
TAXES.....................................................................  25
STATE REGULATION OF PEOPLES BENEFIT.......................................  26
RECORDS AND REPORTS.......................................................  26
DISTRIBUTION OF THE CONTRACTS.............................................  26
LEGAL PROCEEDINGS.........................................................  26
OTHER INFORMATION.........................................................  26
FINANCIAL STATEMENTS......................................................  27

                                   APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1994 through December 31, 1999)

                                                        DFA           DFA
                          DFA Small    DFA Large   International International  DFA Short-  DFA Global  Dreyfus Small
                            Value        Value         Value         Small      Term Fixed     Bond       Cap Value
                          ---------- ------------- ------------- -------------- ----------- ----------- -------------
Accumulation unit value as of:
 Start Date*............    10.000        10.000        10.000       10.000         10.000     10.000       10.000
 12/31/94...............       N/A           N/A           N/A          N/A            N/A        N/A          N/A
 12/31/95...............     9.948        12.034        10.524       10.145         10.104     11.300          N/A
 12/31/96...............    12.063        14.165        11.214       10.106         10.560     12.235          N/A
 12/31/97...............    15.633        18.187        10.893        7.708         11.089     13.103        9.284
 12/31/98...............    14.506        20.013        12.092        8.054         11.620     14.091        9.024
 12/31/99...............    15.832        20.831        14.660        9.484         12.039     14.565       11.600
Number of units outstanding as of
 12/31/94...............       N/A           N/A           N/A          N/A            N/A        N/A          N/A
 12/31/95...............   163,078       358,553       271,242      188,597        101,709    152,950          N/A
 12/31/96...............   711,634       983,458       983,425      617,388        821,351    317,470          N/A
 12/31/97...............   864,489     1,062,867     1,228,043      869,388        862,087    346,747          585
 12/31/98...............   746,000       859,894     1,023,764      825,132        752,441    368,039      317,784
 12/31/99...............   764,208       942,056     1,072,798      784,305      1,002,680    518,872      201,694

                           Endeavor                  Federated                               Federated
                           Enhanced       TRP        American    Federated High  Federated  U.S. Gov't    Federated
                            Index    International    Leaders     Income Bond   Prime Money Securities     Utility
                          ---------- ------------- ------------- -------------- ----------- ----------- -------------
Accumulation unit value as of:
 Start Date*............    10.000        10.000        10.000       10.000         10.000     10.000       10.000
 12/31/94...............       N/A           N/A           N/A          N/A         10.026        N/A          N/A
 12/31/95...............       N/A           N/A        12.676       10.257         10.473     10.567       11.354
 12/31/96...............       N/A           N/A        15.311       11.648         10.900     10.940       12.584
 12/31/97...............    10.002         9.191        20.130       13.174         11.365     11.801       15.833
 12/31/98...............    13.057        10.541        23.524       13.442         11.835     12.623       17.924
 12/31/99...............    15.328        13.862        24.931       13.663         12.304     12.466       18.110
Number of units outstanding as of
 12/31/94...............       N/A           N/A           N/A          N/A         70,223        N/A          N/A
 12/31/95...............       N/A           N/A        10,179        6,320        363,418      7,159        2,024
 12/31/96...............       N/A           N/A        67,853      146,709        512,275    117,323       24,080
 12/31/97...............    34,587        24,827       181,634      424,673        312,343    249,634       20,024
 12/31/98...............   272,747       145,782       255,419      532,325        651,890    422,127       74,288
 12/31/99...............   434,242       366,345       327,212      589,780        952,527    547,797       97,673

                                      Montgomery     Stein Roe       Strong       Strong      Wanger    Wanger Int'l
                          Montgomery   Emerging      Small Co.       Int'l        Schafer   U.S. Small    Small Cap
                            Growth      Markets       Growth         Stock         Value    Cap Advisor    Advisor
                          ---------- ------------- ------------- -------------- ----------- ----------- -------------
Accumulation unit value as of:
 Start Date*............    10.000        10.000        10.000       10.000         10.000     10.000       10.000
 12/31/94...............       N/A           N/A           N/A          N/A            N/A        N/A          N/A
 12/31/95...............       N/A           N/A           N/A          N/A            N/A      9.665       10.913
 12/31/96...............    12.649        10.616           N/A          N/A            N/A     14.076       14.312
 12/31/97...............    16.157        10.486        11.571        8.384         10.067     18.098       14.011
 12/31/98...............    16.523         6.508         9.507        7.931         10.220     19.542       16.194
 12/31/99...............    19.829        10.658        13.988       14.752          9.863     24.283       36.429
Number of units outstanding as of
 12/31/94...............       N/A           N/A           N/A          N/A            N/A        N/A          N/A
 12/31/95...............       N/A           N/A           N/A          N/A            N/A     21,864        4,237
 12/31/96...............    28,618       135,913           N/A          N/A            N/A    110,551       80,108
 12/31/97...............    76,471       252,354         7,407        7,004         20,688    275,517      149,792
 12/31/98...............    68,852       301,041        11,989       17,678         61,989    181,215      193,817
 12/31/99...............    89,026       227,382        12,554       57,878         53,258    164,471      182,333

                                                                WRL J.P.
                            Warburg      Warburg    WRL Alger  Morgan Real                        WRL LKCM
                          Pincus Int'l Pincus Small Aggressive   Estate    WRL Janus WRL Janus Strategic Total
                             Equity     Co. Growth    Growth   Securities   Global    Growth       Return
                          ------------ ------------ ---------- ----------- --------- --------- ---------------
Accumulation unit value as of:
 Start Date*............     10.000       10.000      10.000     10.000      10.000    10.000      10.000
 12/31/94...............        N/A          N/A         N/A        N/A         N/A       N/A         N/A
 12/31/95...............        N/A          N/A         N/A        N/A         N/A       N/A         N/A
 12/31/96...............        N/A          N/A         N/A        N/A         N/A       N/A         N/A
 12/31/97...............      9.601       13.183         N/A        N/A         N/A       N/A         N/A
 12/31/98...............     10.049       12.724         N/A        N/A         N/A       N/A         N/A
 12/31/99...............     15.319       21.375      14.961      8.998      15.620    13.662      10.592
Number of units outstanding as of
 12/31/94...............        N/A          N/A         N/A        N/A         N/A       N/A         N/A
 12/31/95...............        N/A          N/A         N/A        N/A         N/A       N/A         N/A
 12/31/96...............        N/A          N/A         N/A        N/A         N/A       N/A         N/A
 12/31/97...............    106,212       48,791         N/A        N/A         N/A       N/A         N/A
 12/31/98...............    230,381       89,528         N/A        N/A         N/A       N/A         N/A
 12/31/99...............    141,359      275,865      64,889     54,834     155,589   239,345      14,628

* Date of commencement of operations for the Subaccounts was as follows:
  10/6/95 for DFA Small Value; 1/18/95 for DFA Large Value; 10/3/95 for DFA International Value; 10/6/95 for DFA International Small; 10/9/95 for DFA Short-Term Fixed; 1/18/95 for DFA Global Bond; 10/13/97 for Dreyfus Small Cap Value; 10/13/97 for Endeavor Enhanced Index; 10/13/97 for T. Rowe Price International; 3/10/95 for Federated American Leaders; 9/18/95 for Federated High Income; 12/7/94 for Federated Prime Money; 6/28/95 for Federated U.S. Government Securities; 7/20/95 for Federated Utility; 2/12/96 for Montgomery Growth; 2/5/96 for Montgomery Emerging Markets; 3/31/97 for Stein Roe Small Company Growth; 3/31/97 for Strong International Stock; 10/13/97 for Strong Schafer Value; 9/20/95 for Wanger U.S. Small Cap Advisor; 9/18/95 for Wanger International Small Cap Advisor; 3/31/97 for Warburg Pincus International Equity; 3/31/97 for Warburg Pincus Small Company Growth; and 5/3/99 for WRL Alger Aggressive Growth; WRL J.P. Morgan Real Estate Securities; WRL Janus Global; WRL Janus Growth; and WRL LKCM Strategic Total Return.

                                  APPENDIX B

THE GENERAL ACCOUNT GUARANTEED OPTIONS

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the 1940 Act. Thus, neither our General Account, nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosure in this Appendix relating to the General Account. These disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Note: The General Account Guaranteed Options, or certain of them, are currently available for sale in most, but not all, states. Please check with your sales representative for details of the availability of these features before purchasing.

The General Account contains all of the assets of Peoples Benefit other than those in the separate accounts we establish. Peoples Benefit has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle you to share directly in the investment experience of these assets.

There are four fixed options under the General Account: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below:

              The Dollar Cost Averaging Fixed Account Option

The Dollar Cost Averaging Fixed Account Option may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing.

The Dollar Cost Averaging Fixed Account Option has a one-year interest rate guarantee. The current interest rate Peoples Benefit credits may vary on different portions of the Dollar Cost Averaging Fixed Account Option. The credited interest rate will never be less than the minimum effective annual interest rate of 3%.

If prior to the Annuity Date you have at least $5,000 in the Dollar Cost Averaging Fixed Account, you may choose to have a specified dollar amount transferred from this Account to any Portfolios in the Separate Account on a monthly basis. The automatic transfer will occur monthly on a first-in, first-out basis, so that amounts put into the Account first will be transferred out of the Account first.

The main objective of Dollar Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over the period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount that may be transferred is equal to the Accumulated Value in the Dollar Cost Averaging Fixed Account Option when elected, divided by 12.

If Peoples Benefit receives a Dollar Cost Averaging Fixed Account Option request prior to the 28th day of any month, the first transfer from the Dollar Cost Averaging Fixed Account Option will occur on the 28th day of that month. If Peoples Benefit receives a Dollar Cost Averaging Fixed Account Option request on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The dollar amount will be allocated to the Portfolios in the proportions you specify (in whole percentages only) on the appropriate Company form. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year. You may change the choice of Portfolios to which transfers are allocated at any time. Peoples Benefit must receive notice of any change on the appropriate Company form or by telephone at least seven days before the next transfer date. Transfers must be scheduled for at least six, but not more than twenty-four, months each time the Dollar Cost Averaging Fixed Account Option is elected.

Prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. On the Annuity Date, any funds remaining in the Dollar Cost Averaging Fixed Account will be applied to the Annuity Payment Option selected.

You may discontinue automatic transfers from the Dollar Cost Averaging Fixed Account Option after satisfying the minimum number of required transfers by contacting Peoples Benefit by phone or by written notice at least seven days before the next transfer date. If for any reason you terminate automatic transfers from the Dollar Cost Averaging Fixed Account, any remaining value attributable to the Dollar Cost Averaging Fixed Account will remain in the Dollar Cost Averaging Fixed Account and will continue to earn interest until such time as you either restart automatic transfers or make a full withdrawal of the funds. If you wish to restart automatic transfers but have less than $5,000 in the Dollar Cost Averaging Fixed Account, an exception will be made and automatic transfers will continue until the value in the Dollar Cost Averaging Fixed Account is depleted. After such a resumption of automatic transfers, you will not be able to discontinue the automatic transfers until the value in the Dollar Cost Averaging Fixed Account is depleted.

Peoples Benefit may defer payment of a partial or full withdrawal from the Dollar Cost Averaging Fixed Account Option for up to six months from its receipt of written notice.

                     One-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. Any allocations you make to the one-year guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each one-year guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by Peoples Benefit at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3% annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred and for full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount transferred or withdrawn during the previous 90 days at the applicable one-year rate, subject to a guarantee that any amounts allocated to this General Account Guaranteed Option will earn interest of at least 3% annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to Peoples Benefit by phone or in writing no later than 10 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. You may select any guarantee period then offered. Peoples Benefit currently expects to offer guarantee periods of two to ten years, inclusive but reserves the right to change such offerings in its discretion. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by Peoples Benefit applicable to the guarantee period you select at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the selected guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the selected guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn.

The Market Value Adjustment ("MVA") Factor for the Multi-Year Guaranteed Rate Option will be as follows:

                                   N
                                  --  X (B-E)
                                  12


where N =  the number of months left in the guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation).

      B = the interest rate in effect for the applicable guarantee period which was declared on the date of the applicable allocation.

      E = the constant maturity Treasury rate for the duration equal to that of the applicable guarantee period (or, if not published, the published constant maturity rate of the next longest maturity).

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option. Generally, if the declared interest rate at the beginning of the guarantee period is lower than the applicable constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the declared rate at the beginning of the guarantee period is higher than the prevailing applicable constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five-year guarantee period is affected by a positive Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate of a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

    Accumulated Value  = $108,000

            MVA Factor = 48  X-.07) = 4 X .01 = .04
                         ---
                         12

            Adjustment = $108,000 X .04 = $4,320

                       = $108,000+$4,320 = $112,320 = Net amount of transfer or
                         surrender

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five year guarantee period is affected by a negative Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate for a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

    Accumulated Value  = $108,000

            MVA Factor = 48  X -.09) = 4 X .01 = .04
                         --
                         12

            Adjustment = $108,000 X .04 = $4,320

                       = $108,000 - $4,320 = $103,680 = Net amount of transfer
                         or surrender

Notwithstanding application of a negative Market Value Adjustment, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the selected guarantee period and within a ten-day period starting on the first day of any automatic renewal (as described below), you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option for any guarantee period then available whose ending date is not later than the Annuity Date at a rate Peoples Benefit declares at the time of renewal. Such election may also be provided in writing to Peoples Benefit before the end of the guarantee period (and each subsequent guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for another guarantee period of the same duration as the one just ended at a rate we declare at the time of the renewal. In cases where such a renewal would result in a guarantee period whose ending date is later than the Annuity Date, we will transfer the value of that allocation to the Federated Prime Money Portfolio.

                           Guaranteed Equity Option

You may allocate your Accumulated Value to this option as of the first business day of each month. Any allocations you make must be at least $1,000.

On the date you make an allocation to this option Peoples Benefit will declare: (a) the duration of the guarantee period applicable to the allocation; (b) the duration of the Averaging Period; and (c) the Participation Rate. (The Averaging Period and the Participation Rate are described below.) Each allocation will have its own guarantee period, Averaging Period, and Participation Rate.

During the guarantee period applicable to Accumulated Value allocated to this option, Peoples Benefit will credit interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the guarantee period we will credit additional interest in an amount equal to the amount by which (x) exceeds (y), where (x) equals a declared portion of the percentage change in the S&P 500 Composite Stock Price Index ("S&P 500 Index") from its value on the date Accumulated Value is allocated to a value determined at the end of the guarantee period multiplied by the amount allocated (all calculated as described below); and (y) equals the total amount of interest credited during the guarantee period. The amount (x) in the preceding paragraph is equal to the amount allocated to the applicable guarantee period multiplied by the following factor:

                               PR X [(EV/SV)-1]

where PR =  the Participation Rate;

      EV = the average closing values of the S&P 500 Index on the last business day of each month during the Averaging Period; and

      SV = the closing value of the S&P 500 Index on the date Accumulated Value is allocated to this option.

The "Participation Rate" is the rate at which you participate in the percentage change of the S&P 500 Index for an allocation as used in the calculation above. It will be declared by Peoples Benefit with respect to each allocation to this option. In no event will the Participation Rate be less than 0%.

The "Averaging Period" is the number of months prior to the end of an allocation's guarantee period that we will use to determine the ending value of the S&P 500 Index for that allocation's guarantee period for purposes of this option as used in the calculation above. It will be declared by Peoples Benefit with respect to each allocation to this option. In no event will the Averaging Period be less than one.

("S&P" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Peoples Benefit.)

This option is illiquid for the entire guarantee period and, accordingly, does not permit any Exchanges or reallocations of Accumulated Value to the Subaccounts or other General Account Guaranteed Options or full or partial withdrawals during such guarantee period. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

(The S&P 500 Index is a stock price index. Its composition and calculation do not include dividends, if any, paid upon component stocks of the index or reinvestment, if any, or such dividends.)

At the end of the guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option or renew your participation in this option. Such election must be received by Peoples Benefit no later than 30 days prior to the end of the guarantee period. If no election is received, your Accumulated Value will automatically be transferred to the Federated Prime Money Portfolio. This option may not be available at all times.

               DISCLAIMER REGARDING STANDARD & POOR'S 500 INDEX

The Guaranteed Equity Option (the "GEO") is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the GEO or any member of the public regarding the advisability of investing in securities generally or in the GEO particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Peoples Benefit Life Insurance Company is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Peoples Benefit Life Insurance Company or the GEO. S&P has no obligation to take the needs of Peoples Benefit Life Insurance Company or the Investors in the GEO into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of the issuance or sale of the GEO or in the determination or calculation of the equation by which the GEO is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the GEO.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PEOPLES BENEFIT LIFE INSURANCE COMPANY, INVESTORS IN THE GEO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                                      THE ADVISOR'S EDGE SELECT
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                      Peoples Benefit Life Insurance Company Separate Account V

                                                                             By

                                         Peoples Benefit Life Insurance Company

                                                                     Prospectus

                                                               May 1, 2000

The Advisor's Edge Select Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in 22 investment company portfolios (the "Portfolios") and in four guaranteed options available under Peoples Benefit's general account. The Contract is an individual variable annuity contract and is intended for retirement savings or other long-term investment purposes. For investments in the Portfolios, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days (30 days or more in some instances) during which the Contract may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE PORTFOLIOS

Endeavor Series Trust
Advised by Endeavor Management Co.
    Dreyfus Small Cap Value
    Endeavor Enhanced Index

    T. Rowe Price International Stock

The Federated Insurance Series

Advised by Federated Investment Management Company
    Federated American Leaders
    Federated High Income Bond
    Federated Prime Money
    Federated U.S. Government Securities
    Federated Utility

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
    Montgomery Growth
    Montgomery Emerging Markets

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

    Stein Roe Small Company Growth

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock
    Strong Schafer Value

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

    Wanger U.S. Small Cap Advisor
    Wanger International Small Cap  Advisor

Warburg Pincus Trust

Advised by Credit Suisse Asset Management
    Warburg Pincus International Equity
    Warburg Pincus Small Company  Growth

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.

    WRL Alger Aggressive Growth
    WRL J.P. Morgan Real Estate
     Securities
    WRL Janus Global
    WRL Janus Growth
    WRL LKCM Strategic Total Return

 Contents

  1  Cross Reference to Definitions
  2  Summary
  6  Fee Table
  8  Example
  8  The Annuity Contract
 10  Annuity Payments
 12  Purchase
 16  Investment Options
 22  Expenses

 23  Taxes
 26  Access to Your Money
 28  Performance
 30  Death Benefit
 33  Other Information
 37  Table of Contents of Statement of Additional Information
 A-1 Appendix A (Condensed Financial Information)
 B-1 Appendix B (General Account Fixed Options)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase........................................................     9

Annuitant................................................................. 31,32

Annuity Date..............................................................    10

Annuity Payment Options...................................................    10

Beneficiary............................................................... 31,32

Business Day..............................................................    12

Contract..................................................................     8

Contract Anniversary......................................................    13

Contract Date.............................................................    13

Contract Owner............................................................    34

Contract Year.............................................................    13

General Account Guaranteed Options........................................   B-1

Income Phase..............................................................     9

Initial Purchase Payment..................................................    12

Joint Annuitant...........................................................    32

Net Purchase Payment......................................................    13

Qualified Contract........................................................    13

Portfolios................................................................    16

Purchase Payment..........................................................    13

Right to Cancel Period....................................................    35

Tax Deferral..............................................................    23

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY CONTRACT

The Advisor's Edge Select Variable Annuity

Advisor's Edge Select is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Contract provides a means of investing on a tax-deferred basis in twenty-two investment company portfolios and in four General Account Guaranteed Options offered by Peoples Benefit.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-two Portfolios and four General Account Guaranteed Options available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 10, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Contract with a minimum investment of $25,000 for Non-Qualified Contracts and $1,000 for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $25 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4. INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the eight Funds' prospectuses and to the General Account Guaranteed Options:

The Portfolios

Endeavor Series Trust
Advised by Endeavor Management Co.
    Dreyfus Small Cap Value Portfolio
    Endeavor Enhanced Index Portfolio
    T. Rowe Price International Stock Portfolio

The Federated Insurance Series

Advised by Federated Investment Management Company
    Federated American Leaders Fund II ("Federated American Leaders
    Portfolio")
    Federated Fund for U.S. Government Securities II ("Federated U.S. Government Securities Portfolio")
    Federated High Income Bond Fund II ("Federated High Income Bond
    Portfolio")
    Federated Prime Money Fund II ("Federated Prime Money Portfolio") Federated Utility Fund II ("Federated Utility Portfolio")

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
    Montgomery Variable Series: Growth Fund ("Montgomery Growth Portfolio") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Portfolio")

SteinRoe Variable Investment Trust

Advised by Stein Roe & Farnham Incorporated

    Stein Roe Small Company Growth Fund, Variable Series, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Portfolio")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock Fund II ("Strong International Stock
    Portfolio")

    Strong Schafer Value Fund II ("Strong Schafer Value Portfolio")

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

    Wanger U.S. Small Cap Advisor ("Wanger U.S. Small Cap Advisor
    Portfolio")

    Wanger International Small Cap Advisor ("Wanger International Small Cap Advisor Portfolio")

Warburg Pincus Trust

Advised by Credit Suisse Asset Management
    Warburg Pincus International Equity Portfolio
    Warburg Pincus Small Company Growth Portfolio

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
    Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio") Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio")
    Global Portfolio ("WRL Janus Global Portfolio")
    Growth Portfolio ("WRL Janus Growth Portfolio")

    Strategic Total Return Portfolio ("WRL LKCM Strategic Total Portfolio")

You can make or lose money in any of these Portfolios depending on their investment performance.

The General Account Guaranteed Options

There are four General Account Guaranteed Options offered by Peoples Benefit:

The Dollar Cost Averaging Fixed Account Option
The One-Year Guaranteed Rate Option
The Multi-Year Guaranteed Rate Option
The Guaranteed Equity Option

Please see Appendix B for a description of the General Account Guaranteed
Options.

The availability, structure, and features of these options vary by state. Check with your sales representative for details of the availability and characteristics of these options before purchasing.

5. EXPENSES

No sales load is deducted from Purchase Payments.

No surrender charge applies to withdrawals.

Peoples Benefit will deduct a daily charge corresponding to an annual charge of 0.15% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 1.35% for the mortality and expense risks it assumes.

You will also pay certain expenses associated with the operation of the Portfolios.

6. TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. No withdrawals or Exchanges from the Guaranteed Equity Option are permitted until the end of the applicable guarantee period.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. For investments in the Portfolios, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit will be equal to the Death Benefit on the last day of the six-year period before age 81 occurs plus any Net Purchase Payments subsequently made, minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

10. OTHER INFORMATION

Right to Cancel Period

The Contract provides for a Right to Cancel Period of 10 days (30 or more days in some instances as specified in your Contract) plus a 5 day period to allow for mail delivery. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity contracts.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission and operating under Iowa law. The Separate Account has twenty-two Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 33.

11. INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge Select variable annuity, call or write:

Peoples Benefit Life Insurance Company
Variable Annuity Department
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499
800-866-6007

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES, page 22.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases........................................ None
Contingent Deferred Sales Load (surrender charge)...................... None
Exchange Fees.......................................................... None
Annual Contract Maintenance Fee                                         None
Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge...................................... 1.35%
Administrative Charge.................................................. 0.15%
                                                                        ----
Total Annual Separate Account Expenses................................. 1.50%*

* Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1999 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                                         Rule
                               Management and    Other   12b-1  Total Portfolio
                              Advisory Expenses Expenses  Fee   Annual Expenses
                              ----------------- -------- -----  ---------------
Dreyfus Small Cap Value
 Portfolio(/1/).............        0.80%         0.10%  0.32%       1.22%
Endeavor Enhanced Index
 Portfolio..................        0.75%         0.03%   --         0.78%
Federated American Leaders
 Portfolio..................        0.75%         0.13%   --         0.88%
Federated Utility
 Portfolio..................        0.75%         0.19%   --         0.94%
Federated Prime Money
 Portfolio..................        0.50%         0.23%   --         0.73%
Federated U.S. Government
 Securities Portfolio.......        0.60%         0.24%   --         0.84%
Federated High Income Bond
 Portfolio..................        0.60%         0.19%   --         0.79%
Montgomery Growth
 Portfolio(/2/).............        0.52%         0.73%   --         1.25%
Montgomery Emerging Markets
 Portfolio..................        1.25%         0.37%   --         1.62%
Stein Roe Small Company
 Growth Portfolio...........        0.65%         0.02%   --         0.67%
Strong International Stock
 Portfolio..................        1.00%         0.16%   --         1.16%
Strong Schafer Value
 Portfolio..................        1.00%         0.20%   --         1.20%
T. Rowe Price International
 Stock Portfolio(/3/).......        0.90%         0.10%   --         1.00%
Wanger U.S. Small Cap
 Advisor Portfolio..........        0.96%         0.06%   --         1.02%
Wanger International Small
 Cap Advisor Portfolio......        1.25%         0.24%   --         1.49%
Warburg Pincus International
 Equity Portfolio(/4/)......        1.00%         0.32%   --         1.32%
Warburg Pincus Small Company
 Growth Portfolio(/4/)......        0.90%         0.24%   --         1.14%
WRL Alger Aggressive Growth
 Portfolio(/5/).............        0.80%         0.09%   --         0.89%
WRL Janus Growth
 Portfolio(/5/).............        0.80%         0.05%   --         0.85%
WRL Janus Global(/5/).......        0.80%         0.12%   --         0.92%
WRL LKCM Strategic Total
 Return Portfolio(/5/)......        0.80%         0.07%   --         0.87%
WRL J.P. Morgan Real Estate
 Securities Portfolio(/5/)..        0.80%         0.20%   --         1.00%

/1/For the Dreyfus Small Cap Portfolio, the Management and Advisory Expenses were 0.80% and Other Expenses before reimbursements were 0.10%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%. The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and that such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commission to promote the sale of the Trust's shares involves no additional costs to the Trust or any Contract Owner. Endeavor Series Trust, on the basis of advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

/2/A 1.0% reimbursement was applied to the management fees. Absent the reimbursement, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses would have been 1.52%, 0.73%, and 2.25% respectively.

/3/For the T. Rowe Price International Stock Portfolio, the Management and
   Advisory Expenses were 0.90% and Other Expenses were 0.01%. Therefore, Total Portfolio Annual Expenses (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.91%.

/4/Management and Advisory Expenses, Other Expenses, and Total Portfolio
   Annual Expenses are based on actual expenses for the fiscal year ending December 31, 1999. Management and Advisory Expenses were 1.00% for the Warburg Pincus International Equity and 0.90% for the Warburg Pincus Small Company Growth portfolios. Other Expenses equaled 0.33% and 0.25%, respectively, so that the Total Portfolio Annual Expenses were 1.33% for the Warburg Pincus International Equity and 1.15% Warburg Pincus Small Company Growth portfolios. This includes transfer agency offsets that reduced the fees by 0.01% each.

/5/WRL Investment Management, Inc. ("WRL Management") has voluntarily undertaken, until at least April 30, 2001, to pay expenses on behalf of the portfolios advised by WRL Management to the extent that normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed, as a percentage of each such portfolio's average daily net assets, 1.00%. For WRL Janus Growth, WRL Management currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee: 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee: 0.75%). For WRL Janus Global, WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee: 0.775%). The waivers for WRL Janus Growth and WRL Janus Global are voluntary and will be terminated on June 25, 2000. In 1999, WRL Management reimbursed WRL J. P. Morgan Real Estate Securities Portfolio in the amount of $51,924. Without such reimbursement, the total annual expenses during 1999 for this portfolio would have been 2.69%.

   1.00%. The WRL Janus Growth Portfolio's management and advisory expenses reflect 0.80% of the average daily net assets for the period prior to May 1, 1998, and 0.775% of the first $3 billion of average daily net assets and 0.75% of the average daily net assets in excess of $3 billion for the period May 1, 1998 to December 31, 1998. In 1998, WRL Investment Management, Inc. reimbursed WRL J. P. Morgan Real Estate Securities Portfolio in the amount of $28,275. Without such reimbursement, the total annual expenses during 1998 for this portfolio would have been 3.34%.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
Dreyfus Small Cap Value Portfolio............. $27.57 $84.43  $143.97 $305.11
Endeavor Enhanced Index Portfolio............. $23.11 $71.23  $122.01 $261.54
Federated American Leaders Portfolio.......... $24.11 $74.25  $127.04 $271.63
Federated Utility Portfolio................... $24.71 $76.05  $130.05 $277.63
Federated Prime Money Portfolio............... $22.61 $69.72  $199.48 $256.46
Federated U.S. Government Securities
 Portfolio.................................... $23.71 $73.04  $125.03 $267.60
Federated High Income Bond Portfolio.......... $23.21 $71.53  $122.51 $262.55
Montgomery Growth Portfolio................... $27.81 $85.32  $145.45 $308.01
Montgomery Emerging Markets Portfolio......... $31.49 $96.27  $163.50 $342.96
Stein Roe Small Company Growth Portfolio...... $22.01 $67.91  $116.44 $250.32
Strong International Stock Portfolio.......... $29.91 $82.64  $141.00 $299.29
Strong Schafer Value Portfolio................ $27.31 $83.83  $142.98 $303.18
T. Rowe Price International Stock Portfolio... $25.31 $77.85  $133.05 $283.59
Wanger U.S. Small Cap Advisor Portfolio....... $25.51 $78.45  $134.05 $285.56
Wanger International Small Cap Advisor
 Portfolio.................................... $30.20 $92.43  $157.20 $330.84
Warburg Pincus International Equity
 Portfolio.................................... $28.51 $87.40  $148.89 $314.73
Warburg Pincus Small Company Growth
 Portfolio.................................... $26.71 $82.04  $140.01 $297.34
WRL Alger Aggressive Growth Portfolio......... $24.41 $75.15  $128.55 $274.63
WRL Janus Global Portfolio.................... $24.81 $76.35  $130.55 $278.62
WRL Janus Growth Portfolio.................... $23.61 $72.74  $124.53 $266.60
WRL LKCM Strategic Total Return Portfolio..... $23.91 $73.65  $126.04 $269.62
WRL J.P. Morgan Real Estate Securities
 Portfolio.................................... $25.31 $77.85  $133.05 $283.59

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY CONTRACT

The Advisor's Edge Select variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Contract provides a means of investing on a tax-deferred basis in twenty-two portfolios (the "Portfolios") offered by a number of investment companies and in four guaranteed options available under Peoples Benefit's general account.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

About the Contract

The Advisor's Edge Select variable annuity is a contract between you, the Contract Owner, and Peoples Benefit, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-two available Portfolios and the four General Account Guaranteed Options. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 20.)

 . Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 26.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 10.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, money you have allocated to the Portfolios is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Contract Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the customer order form when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. The latest possible Annuity Date Peoples Benefit will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

 . Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity--Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity--Available only on a fixed basis. Monthly Annuity
   Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed). Any amounts in a Portfolio immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Portfolio.

 . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $5,000 ($2,000 for Texas Contract Owners as specified in the Contract), Peoples Benefit reserves the right to pay that amount to you in a lump sum.

 . From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without Peoples Benefit's consent.

 . At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request or by calling 800-866-6007.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.

3. PURCHASE

Customer Order Form and Issuance of Contracts

To invest in the Advisor's Edge Select variable annuity, you should send a completed customer order form and your Initial Purchase Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Contract only if the Annuitant and Joint Annuitant are 80 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Contract, Peoples Benefit will also send a Contract acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Contract.

If Peoples Benefit cannot credit the Initial Purchase Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, Peoples Benefit also offers the Advisor's Edge Select as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 26.)

                                  DEFINITION

                              Qualified Contract

 When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either
 Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Purchase Payment.

           A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is
    $25,000.

 . The minimum Initial Purchase Payment for a Qualified Contract is $1,000 (or $50 if by payroll deduction).

 . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 for Non-Qualified Contracts. Additional Purchase Payments must be at least $25 for Qualified Contracts.

 . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Portfolio is $250 (except where Purchase Payments are made by monthly payroll deduction). Each allocation to a General Account Option must be at least $1,000, except for the Dollar Cost Averaging Fixed Account, which has a minimum of $5,000.

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Depending on the state of issue of your Contract, your Initial Net Purchase Payment may be immediately invested among the Portfolios selected in your customer order form, or it may be invested in the Federated Prime Money Portfolio until the end of the Right to Cancel Period. See Allocation of Purchase Payments, page 14, for more information.

The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax.

 As of the date of this Prospectus, the following states assesses a Premium Tax on all initial and subsequent Purchase Payments:

                                                     Non-
                                         Qualified Qualified
                                         --------- ---------
           South Dakota.................   0.00%     1.25%

 As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                     Non-
                                         Qualified Qualified
                                         --------- ---------
           California...................   0.50%     2.35%
           Maine........................   0.00      2.00
           Nevada.......................   0.00      3.50
           West Virginia................   1.00      1.00
           Wyoming......................   0.00      1.00

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the customer order form what portion of your Purchase Payments you want to be allocated among which Portfolios and which General Account Guaranteed Options. You may allocate your Purchase Payments to one or more Portfolios or to any of the General Account Guaranteed Options. All allocations you make to the Portfolios must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Each allocation to a General Account Option must be at least $1,000, except the Dollar Cost Averaging Fixed Account Option, which has a $5,000 minimum.

If the state of issue of your Contract is Georgia, Idaho, Louisiana, Michigan, Missouri, Nebraska, New Hampshire, New Jersey, North Carolina, Oklahoma, Oregon, South Carolina, Utah, Virginia, or West Virginia, we will not immediately invest your initial Net Purchase Payment in the Portfolios shown on your customer order form until the Right to Cancel Period has passed. Instead, those amounts will be invested in the Federated Prime Money Portfolio until the Right to Cancel Period passes, at which time your initial allocation instructions will be followed, except that any accrued earnings will remain in the Federated Prime Money Portfolio if you selected it as an initial allocation option. If the state of issue of your Contract is any other state, then your initial Net Purchase Payment will be immediately invested in the Portfolios in the percentages specified on your customer order form without waiting for the Right to Cancel Period to pass. In that case, you will bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period.

If you selected the Guaranteed Equity Option as an initial allocation option, no amount of your initial Net Purchase Payments attributable to the Guaranteed Equity Option will be invested in that option until the Right to Cancel Period has passed, no matter what the state of issue of your Contract is. This is because the Guaranteed Equity Option is illiquid for the applicable guarantee period.

If you selected any General Account Guaranteed Option other than the Guaranteed Equity Option, the amount of your initial Net Purchase Payments attributable to those options will be invested immediately into those options without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to or by calling Peoples Benefit. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

For information about Exchanges to and from the General Account Guaranteed Options, see Appendix B.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

 The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus -

 .  any additional Net Purchase Payments credited

 . any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected and the interest credited to the General Account Guaranteed Options minus -

 . any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected

 .  the daily Mortality and Expense Risk Charge

 .  the daily Administrative Expense Charge

 .  the Annual Contract Maintenance Fee, if applicable

 .  any withdrawals

 . any Market Value Adjustment or other deduction due to early Exchanges or Withdrawals from the General Account Guaranteed Options

 .  any charges for Exchanges made after the first twelve in a Contract Year

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, Peoples Benefit will credit a certain number of Accumulation Units to your Contract. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Advisor's Edge Select variable annuity offers you a means of investing in twenty-two portfolios offered by eight different investment companies (each investment company a "Fund") and four General Account Guaranteed Options. A brief description of each Fund and Portfolio is given below. For detailed information regarding the Funds and the Portfolios, you should read the prospectuses for the Funds that accompany the Contract prospectus. For information about the General Account Guaranteed Options, see Appendix B.

The general public may invest in the Portfolios only through certain insurance contracts and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Contract was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any premium payment or exchange request from any person, if, in the Company's judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company's purchase order.

Endeavor Series Trust
Advised by Endeavor Management Co.

Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is organized as a Massachusetts business trust and is registered with the SEC under the 1940 Act. The Fund currently issues shares of thirteen portfolios, three of which are available as part of the Advisor's Edge Select.

  Dreyfus Small Cap Value Portfolio seeks capital growth by investing in companies with a median capitalization of approximately $750 million, with at least 75% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion. The Dreyfus Corporation serves as the subadviser to the Portfolio.

  Endeavor Enhanced Index Portfolio's investment objective is to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (including the reinvestment of dividends) ("S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index. J.P. Morgan Investment Management, Inc. serves as the subadviser to the Endeavor Enhanced Index Portfolio.

  T. Rowe Price International Stock Portfolio's investment objective is to provide long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. Rowe Price-Fleming International, Inc. serves as the subadviser to the Portfolio.

The Federated Insurance Series

Advised by Federated Investment Management Company

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of eleven investment portfolios, five of which are available as part of the Advisor's Edge Select.

  Federated American Leaders Portfolio's primary investment objective is to achieve long-term growth of capital. The Portfolio's secondary objective is to provide income. The Portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. This Portfolio was formerly known as the Federated Equity Growth & Income Portfolio.

  Federated Utility Portfolio seeks to achieve high current income and moderate capital appreciation. The Portfolio endeavors to achieve its objective by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies.

  Federated Prime Money Portfolio seeks to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

  Federated U.S. Government Securities Portfolio seeks to provide current income. Under normal circumstances, the Portfolio pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities. This Portfolio was formerly known as the Federated U.S. Government Bond Portfolio.

  Federated High Income Bond Portfolio's investment objective is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income. This Portfolio was formerly known as the Federated Corporate Bond Portfolio.

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC

The Montgomery Funds III is an open-end management investment company organized as a Delaware business trust and registered under the 1940 Act. The Fund consists of three professionally managed investment portfolios, two of which are available as part of the Advisor's Edge Select. Montgomery Asset Management, LLC ("MAM") was organized as a Delaware limited liability company in 1997 and serves as the Fund's investment advisor. On July 31, 1997, Montgomery Management, L.P., formed in 1990, completed the sale of substantially all of its assets to MAM.

  Montgomery Growth Portfolio's investment objective is capital appreciation, which, under normal conditions, it seeks by investing at least 65% of its total assets in the equity securities of U.S. companies and by targeting companies having total market capitalizations of $1 billion or more.

  Montgomery Emerging Markets Portfolio, under normal conditions, invests at least 65% of its total assets in stock of companies based in the world's developing economies. The Portfolio typically maintains investments in at least six of these countries at all times, with no more than 25% of its assets in any single one of them.

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

The SteinRoe Variable Investment Trust is an open-end, diversified management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund currently consists of five investment portfolios, one of which is available as part of the Advisor's Edge Select.

  Stein Roe Small Company Growth Portfolio, under normal market conditions, invests at least 65% of its assets in common stocks of small-cap companies. The Portfolio may invests in new issuers during periods when new issues are being brought to market. The Portfolio may also invests in midcap companies. The Portfolio invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these characteristics, the portfolio managers seek out companies that are - or, in the portfolio managers' judgment, have the potential to be - a market share leader within their respective industry. He also look for companies with strong management teams that participate in the ownership of the companies.

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.

Strong Variable Insurance Funds, Inc. is an open-end management investment company organized under Wisconsin law and registered under the 1940 Act. The two series issued by the Fund are available as part of the Advisor's Edge Select.

  Strong International Stock Portfolio seeks capital growth. It invests primarily in the equity securities of issuers located outside the United States. The Portfolio focuses first on country selection, using quantitative and fundamental anylsis to identify those international markets that offer above average growth potential and those that should be avoided. The Portfolio attempts to reduce overall portfolio volatility by actively managing currency risk. In selecting individual stocks, the fund employes extensive in-house research and in-depth analysis. This is in addition to the belief that direct meetings with leaders of companies are an essential element of the analysis process.

  Strong Schafer Value Portfolio's primary investment objective is long-term capital appreciation. Current income is a secondary objective in the selection of investments The Portfolio invests in stocks with P/E ratios that are less than the S&P 500 and with earnings per share growth estimates that are greater than the S&P 500 over the next three to five years. In addition, the Portfolio will equally weight the portfolio holdings and won't invest more than 20% of the Portfolio in one industry group. The Portfolio remains fully invested in common stocks at all times and does not try to "time the market."

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

Wanger Advisors Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1994 and is registered under the 1940 Act. The Fund has made two of its series available as part of the Advisor's Edge Select. Wanger Asset Management, L.P. is a limited partnership managed by its general partner, Wanger Asset Management, Ltd.

  Wanger U.S. Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized U.S. companies with capitalization of less than $2 billion, holding them as they grow, and selling them when they become large. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

  Wanger International Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized foreign companies with capitalization of less than $2 billion, holding them as they grow, and selling them when they become large. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

Warburg Pincus Trust

Advised by Credit Suisse Asset Management

Warburg Pincus Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1995 and is registered under the 1940 Act. The Fund currently offers four investment portfolios, two of which are available as part of the Advisor's Edge Select.

  Warburg Pincus International Equity Portfolio's investment objective is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies, wherever organized, that in the judgment of the Portfolio's adviser have their principal business activities and interests outside of the United States. This Portfolio will ordinarily invest substantially all its assets - but no less than 65% of its total assets--in common stocks, warrants, and securities convertible into or exchangeable for common stocks. Generally, this Portfolio will hold no less than 65% of its total assets in a least three countries other than the Unites States. Investment may be made in equity securities of companies of any size, whether traded on or off a national securities exchange.

  Warburg Pincus Small Company Growth Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities of small-sized domestic companies. This Portfolio will ordinarily invest at least 65% of its total assets in common stocks or warrants of small companies that present attractive opportunities for capital growth. The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of December 31, 1999, the Russell 2000 Index included companies with market capitalizations between $10.9 million and $13.5 billion.) It is anticipated that this Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. This Portfolio's investments will be made on the basis of equity characteristics and securities ratings generally will not be a factor in the selection process.

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.

WRL Series Fund, Inc. is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is registered under the 1940 Act. The Fund currently issues twenty-six portfolios, five of which are available as part of the Advisor's Edge Select.

  WRL Alger Aggressive Growth Portfolio's investment objective is to achieve long-term capital appreciation. The Portfolio invests primarily in equity securities, such as common stock or preferred stock, or convertible securities. Fred Alger Management, Inc. serves as subadvisor to the WRL Alger Aggressive Growth Portfolio.

  WRL Janus Global Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio invests primarily in common stocks of foreign and domestic issuers and depositary receipts, including American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts. Janus Capital Corporation serves as subadvisor to the WRL Janus Global Portfolio.

  WRL Janus Growth Portfolio's investment objective is to seek growth of capital. The Portfolio invests primarily in common stocks and to a lesser extent in futures. Janus Capital Corporation serves as subadvisor to the WRL Janus Growth Portfolio.

  WRL LKCM Strategic Total Return Portfolio's investment objective is to provide current income, long-term growth of income, and capital appreciation. The Portfolio seeks to achieve its investment objective by investing primarily in common stocks, corporate bonds, convertible preferred stocks, corporate convertible bonds, and U.S. Treasury Notes. Luther King Capital Management Corporation serves as subadvisor to the Portfolio.

  WRL J.P. Morgan Real Estate Securities Portfolio seeks long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income. The Portfolio seeks to achieve its objective by investing principally in equity securities of real estate companies, which include common stocks and convertible securities. J.P. Morgan Investment Management, Inc. serves as subadvisor to the Portfolio.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to certain of the Funds may compensate Peoples Benefit for providing administrative services in connection with certain of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

Exchanges Among the Portfolios

Should your investment goals change, you may make unlimited exchanges of money among the Portfolios at no cost, subject to the following conditions:

 .  You may make requests for exchanges in writing or by telephone. Peoples
   Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

  For information concerning the exchanges to and from the General Account
   Guaranteed Options, see Appendix B.

 . The minimum amount you may exchange from a Portfolio is $250 (unless the Accumulated Value in a Portfolio is less than $250).

 . The $250 minimum balance requirement per Portfolio must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. The General Account Guaranteed Options require a $1,000 minimum at all times. If you do not maintain the minimum balance requirement, Peoples Benefit will transfer any remaining amount to your other Portfolios on a pro rata basis.

 . Peoples Benefit does not currently charge a fee for exchanges among the Portfolios, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Telephone Exchanges

You may establish the telephone exchange privilege on your Contract by completing the appropriate section of the Contract acknowledgment form you will receive with your Contract or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Contract acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Contract number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Contract number to which he or she is referring, and the Social Security number of the Contract Owner. This information will be verified with the Contract Owner's records prior to processing a transaction, and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic exchanges of amounts among the Portfolios in order to maintain a desired allocation of Accumulated Value among those Portfolios. We will "rebalance" monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Accumulated Value you desire in each of the various Portfolios offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other exchange is requested.

Dollar-Cost Averaging Options

Dollar Cost Averaging Money Market Option. If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you can use the Dollar-Cost Averaging Money Market Option to move a specified dollar amount each month from the Federated Prime Money Portfolio to other Portfolios available under the Contract, subject to the following conditions:

 .  The minimum amount you may exchange under this option is $250.

 .  The maximum amount you may exchange under this option is the Accumulated
   Value in the Federated Prime Money Portfolio when elected, divided by 12.

 .  The transfer date will be the same calendar day each month as the Contract
   Date.

 . Peoples Benefit will allocate the dollar amount to the Portfolios in the proportions you specify on the appropriate Peoples Benefit form or, if you specify none, in accordance with your original investment allocation.

 .  If, on any transfer date, the Accumulated Value in the Federated Prime
   Money Portfolio is equal to or less than the amount you have elected to have transferred, Peoples Benefit will transfer the entire amount and the option will end.

 .  You may change the transfer amount once each Contract Year.

 . You may cancel this option by sending the appropriate Peoples Benefit form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.

Dollar Cost Averaging Fixed Account Option. For information about the Dollar Cost Averaging Fixed Account Option, see Appendix B.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

 Peoples Benefit assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge

Peoples Benefit assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio or General Account Guaranteed Option (except the Dollar Cost Averaging Fixed Account Option) may contain a balance of less than $250 or $1,000, respectively, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 25, and DIVERSIFICATION STANDARDS, page 26.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under

Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts

Peoples Benefit will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Contracts may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to the Multi-Year Guaranteed Rate Option, less any early withdrawal charges for amounts allocated to the One-Year Guaranteed Rate Option, less any amount allocated to the

Guaranteed Equity Option, less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

You may not make any full or partial withdrawals from the Guaranteed Equity Option before the end of the guarantee period. Partial withdrawals from the Dollar Cost Averaging Fixed Account Option are made on a first-in, first-out basis, so that amounts put into the Dollar Cost Averaging Fixed Account Option first will be withdrawn first. However, for tax purposes, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. See Taxation of Full and Partial Withdrawals, page 23.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

 Because you assume the investment risk for amounts allocated to the Portfolios under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).


Systematic Withdrawal Option

You may elect to have a specified dollar amount provided to you from the portion of your Contract's Accumulated Value allocated to the Portfolios on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100. You may not use the Systematic Withdrawal Option to withdraw funds from any of the General Account Guaranteed Options.

You may elect this option by completing a Systematic Withdrawal Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want systematic withdrawals to begin. Peoples Benefit will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for systematic withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 .  an emergency exists as defined by the Securities and Exchange Commission
   (the "SEC"), or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 23, and Penalty Taxes on Certain Early Withdrawals, page 24.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in the Federated Prime Money Portfolio over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Portfolio is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Federated Prime Money Portfolio for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

  (2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                  DEFINITION

                              Due Proof of Death

 When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .  a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to Peoples Benefit

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

 The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

 During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

 During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 . If there is more than one Beneficiary, each will share in the Death Benefit equally.

 . If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

 . If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

 . If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before Peoples Benefit receives due proof of the Annuitant's death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary's named
Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 31.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 .  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank.

10. OTHER INFORMATION

Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity contracts, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 1999, Peoples Benefit had statutory-basis assets of approximately $13.2 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standard in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Contract are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has twenty-two Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the customer order form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Contract Owner may cancel the Contract can be canceled and treated as void from the Contract Date. The period ranges in length from 10 to 30 days (or more in some cases), as specified in your Contract.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Contract Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Contract Owners and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of Peoples Benefit, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Contract and Peoples Benefit's right to issue the Contract.

        TABLE OF CONTENTS FOR THE ADVISOR'S EDGE SELECT VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   1
  Exceptions to Charges and to Transaction or Balance Requirements........   2
  403(b) Contracts........................................................   2
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   5
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   6
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return....................................................   7
  Non-Standardized Total Return Year-to-Date..............................   9
  Non-Standardized One Year Return........................................   9
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  10
  Individualized Computer Generated Illustrations.........................  19
PERFORMANCE COMPARISONS...................................................  19
SAFEKEEPING OF ACCOUNT ASSETS.............................................  21
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  21
PEOPLES BENEFIT...........................................................  22
TAXES.....................................................................  22
STATE REGULATION OF PEOPLES BENEFIT.......................................  22
RECORDS AND REPORTS.......................................................  23
DISTRIBUTION OF THE CONTRACTS.............................................  23
LEGAL PROCEEDINGS.........................................................  23
OTHER INFORMATION.........................................................  23
FINANCIAL STATEMENTS......................................................  23

                                  APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1998 through December 31, 1999)

                            Dreyfus      Endeavor                 Federated   Federated   Federated  Federated U.S.
                           Small Cap     Enhanced        TRP       American  High Income    Prime        Gov't
                             Value        Index     International  Leaders       Bond       Money      Securities
                          ------------ ------------ ------------- ---------- ------------ ---------- --------------
Accumulation unit value as of:
 Start Date*............      1.000         1.000         1.000       1.000      1.000         1.000       1.000
 12/31/98...............      1.192         1.154         1.102       1.096      1.056         1.005       1.007
 12/31/99...............      1.520         1.343         1.437       1.512      1.065         1.036       0.986
Number of units Outstanding as of
 12/31/98...............      1,000         1,000         1,000       1,000      1,000       449,266       1,000
 12/31/99...............    541,435     1,662,595     1,139,793   1,288,094    327,458    13,680,189   1,512,032

                                                     Montgomery   Stein Roe                 Strong    Wanger U.S.
                           Federated    Montgomery    Emerging    Small Co.  Strong Int'l  Schafer     Small Cap
                            Utility       Growth       Markets      Growth      Stock       Value       Advisor
                          ------------ ------------ ------------- ---------- ------------ ---------- --------------
Accumulation unit value as of:
 Start Date*............      1.000         1.000         1.000       1.000      1.000         1.000       1.000
 12/31/98...............      1.062         1.115         1.055       1.097      1.146         1.185       1.114
 12/31/99...............      1.064         1.327         1.714       1.601      2.114         1.134       1.373
Number of units Outstanding as of
 12/31/98...............      1,000         1,000         1,000       1,000      1,000         1,000       1,000
 12/31/99...............    166,796       694,679        19,596      17,443     11,722       246,470     549,766

                                                                               WRL J.P.
                          Wanger Int'l   Warburg       Warburg    WRL Alger  Morgan Real
                           Small Cap   Pincus Int'l Pincus Small  Aggressive    Estate    WRL Janus    WRL Janus
                            Advisor       Equity     Co. Growth     Growth    Securities    Global       Growth
                          ------------ ------------ ------------- ---------- ------------ ---------- --------------
Accumulation unit value as of:
 Start Date*............      1.000         1.000         1.000       1.000      1.000         1.000       1.000
 12/31/98...............      1.159         1.078         1.169         N/A        N/A           N/A         N/A
 12/31/99...............      2.584         1.630         1.947       1.488      0.895         1.553       1.359
Number of units Outstanding as of
 12/31/98...............      1,000         1,000         1,000         N/A        N/A           N/A         N/A
 12/31/99...............    305,860        17,503        14,585     246,122      2,881       575,729     676,855

                                                                      WRL LKCM
                                                                     Strategic
                                                                    Total Return
                                                                    ------------
Accumulation unit value as of:
 Start Date*......................................................      1.000
 12/31/98.........................................................        N/A
 12/31/99.........................................................      1.053
Number of units Outstanding as of
 12/31/98.........................................................        N/A
 12/31/99.........................................................    280,925

* Date of commencement of operations for the Subaccounts was as follows:
  10/26/98 for all Subaccounts except the WLR Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Subaccounts, which was 5/3/99.

                                  APPENDIX B

THE GENERAL ACCOUNT GUARANTEED OPTIONS

Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the 1940 Act. Thus, neither our General Account, nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosure in this Appendix relating to the General Account. These disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Note: The General Account Guaranteed Options, or certain of them, are currently available for sale in most, but not all, states. Please check with your sales representative for details of the availability of these features before purchasing.

The General Account contains all of the assets of Peoples Benefit other than those in the separate accounts we establish. Peoples Benefit has sole discretion to invest the assets of the General Account, subject to applicable law. Allocation of any amounts to the General Account does not entitle you to share directly in the investment experience of these assets.

There are four fixed options under the General Account: the Dollar Cost Averaging Fixed Account Option, the One-Year Guaranteed Rate Option, the Multi-Year Guaranteed Rate Option, and the Guaranteed Equity Option, each described below:

                The Dollar Cost Averaging Fixed Account Option

The Dollar Cost Averaging Fixed Account Option may not be available in all states. Please see your sales representative for details of the availability of this option before purchasing.

The Dollar Cost Averaging Fixed Account Option has a one-year interest rate guarantee. The current interest rate Peoples Benefit credits may vary on different portions of the Dollar Cost Averaging Fixed Account Option. The credited interest rate will never be less than the minimum effective annual interest rate of 3%.

If prior to the Annuity Date you have at least $5,000 in the Dollar Cost Averaging Fixed Account, you may choose to have a specified dollar amount transferred from this Account to any Portfolios in the Separate Account on a monthly basis. The automatic transfer will occur monthly on a first-in, first-out basis, so that amounts put into the Account first will be transferred out of the Account first.

The main objective of Dollar Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over the period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the customer order form or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount that may be transferred is equal to the Accumulated Value in the Dollar Cost Averaging Fixed Account Option when elected, divided by 12.

If Peoples Benefit receives a Dollar Cost Averaging Fixed Account Option request prior to the 28th day of any month, the first transfer from the Dollar Cost Averaging Fixed Account Option will occur on the 28th day of that month. If Peoples Benefit receives a Dollar Cost Averaging Fixed Account Option request on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The dollar amount will be allocated to the Portfolios in the proportions you specify (in whole percentages only) on the appropriate Company form. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year. You may change the choice of Portfolios to which transfers are allocated at any time. Peoples Benefit must receive notice of any change on the appropriate Company form or by telephone at least seven days before the next transfer date. Transfers must be scheduled for at least six, but not more than twenty-four, months each time the Dollar Cost Averaging Fixed Account Option is elected.

Prior to the Annuity Date, no Exchanges (except through Dollar Cost Averaging) will be allowed from the Dollar Cost Averaging Fixed Account. On the Annuity Date, any funds remaining in the Dollar Cost Averaging Fixed Account will be applied to the Annuity Payment Option selected.

You may discontinue automatic transfers from the Dollar Cost Averaging Fixed Account Option after satisfying the minimum number of required transfers by contacting Peoples Benefit by phone or by written notice at least seven days before the next transfer date. If for any reason you terminate automatic transfers from the Dollar Cost Averaging Fixed Account, any remaining value attributable to the Dollar Cost Averaging Fixed Account will remain in the Dollar Cost Averaging Fixed Account and will continue to earn interest until such time as you either restart automatic transfers or make a full withdrawal of the funds. If you wish to restart automatic transfers but have less than $5,000 in the Dollar Cost Averaging Fixed Account, an exception will be made and automatic transfers will continue until the value in the Dollar Cost Averaging Fixed Account is depleted. After such a resumption of automatic transfers, you will not be able to discontinue the automatic transfers until the value in the Dollar Cost Averaging Fixed Account is depleted.

Peoples Benefit may defer payment of a partial or full withdrawal from the Dollar Cost Averaging Fixed Account Option for up to six months from its receipt of written notice.

                        One-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. Any allocations you make to the one-year guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each one-year guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by Peoples Benefit at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amounts allocated, plus 3% annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the one-year guarantee period. However, for any amounts so transferred and for full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the one-year guarantee period, we will deduct an amount equal to the interest earned on the amount transferred or withdrawn during the previous 90 days at the applicable one-year rate, subject to a guarantee that any amounts allocated to this General Account Guaranteed Option will earn interest of at least 3% annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the one-year guarantee period, you may, without loss of interest, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts or transfer to another General Account Guaranteed Option or renew your participation in this option. Notice of such an election must be provided to Peoples Benefit by phone or in writing no later than 10 days after the end of the one-year guarantee period (and each subsequent one-year guarantee period). If no such election is made, your Accumulated Value will automatically be renewed under this option for the next one-year guarantee period.

                       Multi-Year Guaranteed Rate Option

You may allocate your Accumulated Value to this option at any time. You may select any guarantee period then offered. Peoples Benefit currently expects to offer guarantee periods of two to ten years, inclusive but reserves the right to change such offerings in its discretion. Any allocations you make to a guarantee period must be at least $1,000 and you must maintain a minimum balance of $1,000 in each guarantee period. The Accumulated Value you allocate under this option earns interest at a rate declared by Peoples Benefit applicable to the guarantee period you select at the time your allocation is made with a guarantee that the Accumulated Value in this General Account Guaranteed Option will not be less than the amount initially allocated, plus 3%, compounded annually.

You may allocate any or all of your Accumulated Value from this General Account Guaranteed Option to any of the Subaccounts or other General Account Guaranteed Options at any time before the end of the selected guarantee period. However, for any amounts so transferred we will apply a Market Value Adjustment (as described below) against such amounts. For full and partial withdrawals of amounts allocated to this General Account Guaranteed Option prior to the end of the selected guarantee period, we will apply a Market Value Adjustment (as described below) against such amounts withdrawn.

The Market Value Adjustment ("MVA") Factor for the Multi-Year Guaranteed Rate Option will be as follows:

                                   N  X (B-E)
                                  12

where N= the number of months left in the guarantee period at the time of the transfer or surrender (including any partial months which will count as full months for purposes of this calculation).

B= the interest rate in effect for the applicable guarantee period which was declared on the date of the applicable allocation.

E= the constant maturity Treasury rate for the duration equal to that of the applicable guarantee period (or, if not published, the published constant maturity rate of the next longest maturity).

The MVA is applied to the Accumulated Value in order to determine the net amount of the transfer or surrender under this option. Generally, if the declared interest rate at the beginning of the guarantee period is lower than the applicable constant maturity Treasury rate prevailing at the time of the transfer or surrender, then the application of the MVA will result in a lower payment upon transfer or surrender. Similarly, if the declared rate at the beginning of the guarantee period is higher than the prevailing applicable constant maturity Treasury rate at the time of transfer or surrender, then the application of the MVA will result in a higher payment upon transfer or surrender.

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five-year guarantee period is affected by a positive Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate of a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months of the guarantee period remaining and the five-year constant maturity Treasury rate is 7%.

    Accumulated Value  =$108,000

            MVA Factor
                       = 48  X (.08-.07) = 4 X .01 = .04
                           12

            Adjustment =$108,000 X .04 = $4,320

                       =$108,000+$4,320 = $112,320 = Net amount of transfer or
                       surrender

The following is an example of how your Accumulated Value under the Multi-Year Guaranteed Rate Option with a five year guarantee period is affected by a negative Market Value Adjustment:

Assume an initial allocation of $100,000 when the declared interest rate for a five-year guarantee period is 8%. At the end of 12 months, your Accumulated Value is $108,000. Assume also you surrender at the end of one year with 48 months remaining in the guarantee period and the five-year constant maturity Treasury rate is 9%.

    Accumulated Value  =$108,000

            MVA Factor = 48  X (.08-.09) = 4 x .01 = .04
                           12

            Adjustment =$108,000 x .04 = $4,320

                       =$108,000--$4,320 = $103,680 = Net amount of transfer
                       or surrender

Notwithstanding application of a negative Market Value Adjustment, any Net Purchase Payments allocated to this General Account Guaranteed Option will earn interest of at least 3%, compounded annually.

If you have more than one allocation in this option, you may choose which allocation or allocations any exchanges or surrenders are to be made from. If you do not specify which allocation or allocations to take the exchanges or surrenders from, we will first take from the allocation with the shortest time remaining until the end of its guarantee period and then from the allocation or allocations with the next shortest time remaining until the amount of the exchange or withdrawal is reached.

At the end of the selected guarantee period and within a ten-day period starting on the first day of any automatic renewal (as described below), you may, without loss of interest, elect to transfer any or all of your Accumulated Value under this option to any of the Subaccounts or transfer to another General

Account Guaranteed Option or renew your participation in this option for any guarantee period then available whose ending date is not later than the Annuity Date at a rate Peoples Benefit declares at the time of renewal. Such election may also be provided in writing to Peoples Benefit before the end of the guarantee period (and each subsequent guarantee period). If no election is made, your Accumulated Value will automatically be renewed under this option for another guarantee period of the same duration as the one just ended at a rate we declare at the time of the renewal. In cases where such a renewal would result in a guarantee period whose ending date is later than the Annuity Date, we will transfer the value of that allocation to the Federated Prime Money Portfolio.

                           Guaranteed Equity Option

You may allocate your Accumulated Value to this option as of the first business day of each month. Any allocations you make must be at least $1,000.

On the date you make an allocation to this option Peoples Benefit will declare: (a) the duration of the guarantee period applicable to the allocation; (b) the duration of the Averaging Period; and (c) the Participation Rate. (The Averaging Period and the Participation Rate are described below.) Each allocation will have its own guarantee period, Averaging Period, and Participation Rate.

During the guarantee period applicable to Accumulated Value allocated to this option, Peoples Benefit will credit interest at a guaranteed annual effective rate of 3%, compounded annually. At the end of the guarantee period we will credit additional interest in an amount equal to the amount by which (x) exceeds (y), where (x) equals a declared portion of the percentage change in the S&P 500 Composite Stock Price Index ("S&P 500 Index") from its value on the date Accumulated Value is allocated to a value determined at the end of the guarantee period multiplied by the amount allocated (all calculated as described below); and (y) equals the total amount of interest credited during the guarantee period.

The amount (x) in the preceding paragraph is equal to the amount allocated to the applicable guarantee period multiplied by the following factor:

                               PR x [(EV/SV)-1]

where PR=  the Participation Rate;

EV= the average closing values of the S&P 500 Index on the last business day of each month during the Averaging Period; and

SV= the closing value of the S&P 500 Index on the date Accumulated Value is allocated to this option.

The "Participation Rate" is the rate at which you participate in the percentage change of the S&P 500 Index for an allocation as used in the calculation above. It will be declared by Peoples Benefit with respect to each allocation to this option. In no event will the Participation Rate be less than 0%.

The "Averaging Period" is the number of months prior to the end of an allocation's guarantee period that we will use to determine the ending value of the S&P 500 Index for that allocation's guarantee period for purposes of this option as used in the calculation above. It will be declared by Peoples Benefit with respect to each allocation to this option. In no event will the Averaging Period be less than one.

("S&P" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Peoples Benefit.)

This option is illiquid for the entire guarantee period and, accordingly, does not permit any Exchanges or reallocations of Accumulated Value to the Subaccounts or other General Account Guaranteed Options or full or partial withdrawals during such guarantee period. However, during such guarantee period, the Accumulated Value allocated under this option may be annuitized under any of the Annuity Payment Options.

(The S&P 500 Index is a stock price index. Its composition and calculation do not include dividends, if any, paid upon component stocks of the index or reinvestment, if any, or such dividends.)

At the end of the guarantee period, you may, without loss of earnings, elect to transfer all or part of your Accumulated Value under this option to any of the Subaccounts, transfer into another General Account Guaranteed Option or renew your participation in this option. Such election must be received by Peoples Benefit no later than 30 days prior to the end of the guarantee period. If no election is received, your Accumulated Value will automatically be transferred to the Federated Prime Money Portfolio. This option may not be available at all times.

               DISCLAIMER REGARDING STANDARD & POOR'S 500 INDEX

The Guaranteed Equity Option (the "GEO") is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to investors in the GEO or any member of the public regarding the advisability of investing in securities generally or in the GEO particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Peoples Benefit Life Insurance Company is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Peoples Benefit Life Insurance Company or the GEO. S&P has no obligation to take the needs of Peoples Benefit Life Insurance Company or the Investors in the GEO into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of the issuance or sale of the GEO or in the determination or calculation of the equation by which the GEO is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the GEO.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PEOPLES BENEFIT LIFE INSURANCE COMPANY, INVESTORS IN THE GEO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                         ADVISOR'S EDGE VARIABLE ANNUITY



                                   Offered by
                     Peoples Benefit Life Insurance Company
                             (An Iowa Stock Company)
                                   Home Office
                            4333 Edgewood Road, N.E.
                            Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity contract (the "Contract") offered by Peoples Benefit Life Insurance Company ("the Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated May 1, 2000, by calling 800-866-6007 or by writing to our Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                  May 1, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE CONTRACT..............................................................     1
  Computation of Variable Annuity Income Payments.........................     1
  Exchanges...............................................................     1
  Exceptions to Charges and to Transactions or Balance Requirements.......     2
  403(b) Contracts........................................................     2
GENERAL MATTERS...........................................................     4
  Non-Participating.......................................................     4
  Misstatement of Age or Sex..............................................     4
  Assignment..............................................................     4
  Annuity Data............................................................     4
  Annual Statement........................................................     4
  Incontestability........................................................     4
  Ownership...............................................................     5
PERFORMANCE INFORMATION...................................................     5
  Money Market Subaccount Yields..........................................     6
  30-Day Yield for Non-Money Market Subaccounts...........................     6
  Standardized Average Annual Total Return for Subaccounts................     6
ADDITIONAL PERFORMANCE MEASURES...........................................     8
  Non-Standardized Cumulative Total Return and Non-Standardized Average
    Annual Total Return...................................................     8
  Non-Standardized Total Return Year-to-Date..............................     9
  Non-Standardized One Year Return........................................    10
  Non-Standardized Adjusted Historical Cumulative Return and
   Non-Standardized
    Adjusted Historical Average Annual Total Return.......................    11
  Individualized Computer Generated Illustrations.........................    22
PERFORMANCE COMPARISONS...................................................    22
SAFEKEEPING OF ACCOUNT ASSETS.............................................    24
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................    24
PEOPLES BENEFIT...........................................................    25
TAXES.....................................................................    25
STATE REGULATION OF PEOPLES BENEFIT.......................................    25
RECORDS AND REPORTS.......................................................    26
DISTRIBUTION OF THE CONTRACTS.............................................    26
LEGAL PROCEEDINGS.........................................................    26
OTHER INFORMATION.........................................................    26
FINANCIAL STATEMENTS......................................................    26

                                  THE CONTRACT

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Contract which may be of interest to Contract Owners.


COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

   (a) = the Annuity Unit Value for the immediately preceding Business Day;

   (b) = the Net Investment Factor for the day;

   (c) = the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

   (a) = any increase or decrease in the value of the Subaccount due to investment results;

   (b) = a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by Peoples Benefit;

   (c) = a daily charge for the cost of administering the Contract corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

In addition to the Purchase Payment breakpoints discussed in the applicable prospectus, Peoples Benefit may impose reduced sales loads, administrative charges or other deductions from Purchase Payments in certain situations where Peoples Benefit expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

Peoples Benefit may also impose reduced sales loads and reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of Peoples Benefit, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. Peoples Benefit may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code. Except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after 30 days from the issue date of your Contract. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where
(a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made or $10,000, whichever is greater, and (b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, Peoples Benefit will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fee is charged for each loan. The remainder of each repayment will be credited to the individual account.

If you miss a loan payment and are not eligible for a distribution, the remaining balance of the loan becomes taxable as a deemed distribution. Interest continues to accrue on the unpaid balance until a qualifying distribution even occurs. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options
- except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan - however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that Peoples Benefit receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

Prepayment of the entire loan is allowed. At the time of prepayment, Peoples Benefit will bill you for any accrued interest. Peoples Benefit will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Annuitant dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

Peoples Benefit may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since Peoples Benefit has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by Peoples Benefit.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service.
Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions does not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Peoples Benefit believes that the Code surrender restrictions do not apply to
tax-free transfers pursuant to Revenue Ruling 90-24.   Peoples Benefit further
believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.


                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ANNUITY DATA

Peoples Benefit will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to Peoples Benefit.

ANNUAL STATEMENT

Once each Contract Year, Peoples Benefit will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Peoples Benefit form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time Peoples Benefit may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

Until October 1995, the DFA Large Value Portfolio (formerly DFA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures. 10/6/95 for the DFA Small Value and International Small Value Portfolios; 1/18/95 for the DFA Large Value and DFA Global Bond Portfolios; 10/3/95 for the DFA International; 10/9/95 for DFA Short-Term Fixed Portfolios; 3/10/95 for the Federated American Leaders Portfolio; 7/20/95 for the Federated Utility Portfolio; 12/7/94 for the Federated Prime Money Portfolio; 6/28/95 for the Federated U.S. Government Securities Portfolio; 9/18/95 for the Federated High Income Bond Portfolio; 2/12/96 for the Montgomery Growth Portfolio; 2/5/96 for the Montgomery Emerging Markets Portfolio; 9/20/95 for the Wanger U.S. Small Cap Portfolio; 9/18/95 for the Wanger International Small Cap Portfolio; 3/31/97 for Stein Roe Small Company Growth Portfolio; 3/31/97 for Strong International Stock Portfolio; 3/31/97 for Warburg Pincus International Equity Portfolio; 3/31/97 for Warburg Pincus Small Company Growth Portfolio; 10/13/97 for Strong Schafer Value Portfolio; 10/31/97 for T. Rowe Price International Stock Portfolio; 10/31/97 for Dreyfus Small Cap Value Portfolio; 10/13/97 for Endeavor Enhanced Index Portfolio; and 5/3/99 for the WRL Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Portfolios.

Where applicable, the following Fund inception dates are used in the calculation of performance figures: 9/29/95 for the DFA Small Value and International Small Value Portfolios; 1/12/95 for the DFA Large Value and DFA Global Bond Portfolios; 9/29/95 for the DFA International; 9/29/95 for DFA Short-Term Fixed Portfolios; 11/18/94 for Federated Prime Money Portfolio; 2/10/94 for Federated American Leaders Portfolio; 2/10/94 for Federated Utility Portfolio; 3/28/94 for Federated U.S. Government Securities Portfolio; 3/1/94 for Federated High Income Bond Portfolio; 2/9/96 for Montgomery Growth Portfolio; 2/2/96 for Montgomery Emerging Markets Portfolio; 5/3/95 for Wanger U.S. Small Cap Advisor Portfolio; 5/3/95 for Wanger International Small Cap Advisor Portfolio; 10/20/95 for Strong International Stock Portfolio; 6/30/95 for Warburg Pincus International Equity Portfolio; 6/30/95 for Warburg Pincus Small Company Growth Portfolio; 10/10/97 for Strong Schafer Value Portfolio; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; 5/1/97 for Endeavor

Enhanced Index Portfolio; 3/1/94 for WRL Alger Aggressive Growth Portfolio; 5/1/98 for WRL J.P. Morgan Real Estate Securities Portfolio; 12/3/92 for WRL Janus Global Portfolio; 10/2/86 for WRL Janus Growth Portfolio; and 3/1/93 for WRL LKCM Strategic Total Return Portfolio.

FEDERATED PRIME MONEY PORTFOLIO SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [((Base Period Return)+1)/365/7/]-1

The current yield of the Money Market Subaccount for the 7-day period ended December 31, 1999 was 4.48%. The effective yield of the Money Market Subaccount for the period ended December 31, 1999 was 4.59%.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)/6/-1]
                                       ---
                                       cd

Where:

     [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;
     [b] equals the expenses accrued for the period (net of reimbursement); [c] equals the average daily number of Units outstanding during the period; and
     [d] equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                  P(1+T)/n/=ERV

Where:

(1)[P]   equals a hypothetical initial Purchase Payment of $1,000;

(2)[T]   equals an average annual total return;

(3)[n]   equals the number of years; and

(4)[ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof).


The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1999.


                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1999


                                                                     Since
                                                                  Subaccount
Subaccount                                               1 Year    Inception
----------                                               -------  -----------

DFA Small Value.....................................       9.12%       11.43%
DFA Large Value.....................................       4.07%       15.96%
DFA International Value.............................      21.21%        9.41%
DFA International Small.............................      17.73%       -1.27%
DFA Short-Term Fixed................................       3.58%        4.46%
DFA Global Bond.....................................       3.34%        7.87%
Federated Prime Money...............................       3.92%        4.15%
Federated American Leaders..........................       5.96%       20.89%
Federated US Gov't Securities.......................      -1.27%        4.99%
Federated Utility...................................       1.01%       14.25%
Federated High Income Bond..........................       1.62%        7.53%
Wanger Int'l Small Cap..............................     124.93%       35.18%
Wanger US Small Cap.................................      24.23%       23.01%
Montgomery Emerg Mkt................................      63.73%        1.62%
Montgomery Growth...................................      19.98%       19.25%
Stein Roe Small Company Growth......................      47.11%       12.94%
Strong Int'l Stock..................................      85.97%       15.15%
Warburg Pincus Int'l Equity.........................      52.42%       16.74%
Warburg Pincus Small Co Growth......................      67.96%       31.75%
Dreyfus Small Cap Value.............................      28.53%        6.90%
Endeavor Enhanced Index.............................      17.37%       21.23%
Strong Schafer Value................................      -3.52%       -0.65%
T. Rowe Price Int'l.................................      31.48%       15.85%
WRL Alger Agg Growth................................        N/A        49.59%
WRL JP Morgan Real Est..............................        N/A       -10.03%
WRL Janus Global....................................        N/A        56.19%
WRL Janus Growth....................................        N/A        36.60%
WRL LKCM Strategic Tot Rtn..........................        N/A         5.90%

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1999

                                                                    Since
                                                                 Subaccount
Subaccount                                            One Year    Inception
----------                                            ---------  -----------

DFA Small Value.....................................      9.14%       58.32%
DFA Large Value.....................................      4.09%      108.31%
DFA International Value.............................     21.23%       46.60%
DFA International Small.............................     17.76%       -5.16%
DFA Short-Term Fixed................................      3.60%       20.39%
DFA Global Bond.....................................      3.36%       45.65%
Federated Prime Money...............................      3.94%       23.02%
Federated American Leaders..........................      5.98%      149.31%
Federated US Gov't Securities.......................     -1.24%       24.66%
Federated Utility...................................      1.04%       81.10%
Federated High Income Bond..........................      1.64%       36.63%
Wanger Int'l Small Cap..............................    124.96%      264.29%
Wanger US Small Cap.................................     24.26%      142.83%
Montgomery Emerg Mkt................................     63.75%        6.58%
Montgomery Growth...................................     20.01%       98.29%
Stein Roe Small Company Growth......................     47.14%       39.88%
Strong Int'l Stock..................................     85.99%       47.52%
Warburg Pincus Int'l Equity.........................     52.44%       53.19%
Warburg Pincus Small Co Growth......................     67.99%      113.75%
Dreyfus Small Cap Value.............................     28.55%       16.00%
Endeavor Enhanced Index.............................     17.40%       53.28%
Strong Schafer Value................................     -3.49%       -1.37%
T. Rowe Price Int'l.................................     31.50%       38.62%
WRL Alger Agg Growth................................       N/A        49.61%
WRL JP Morgan Real Est..............................       N/A       -10.02%
WRL Janus Global....................................       N/A        56.20%
WRL Janus Growth....................................       N/A        36.62%
WRL LKCM Strategic Tot Rtn..........................       N/A         5.92%

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1999

                                                                       Since
                                                                    Subaccount
Subaccount                                               One Year    Inception
----------                                               ---------  -----------

DFA Small Value.......................................       9.14%       11.45%
DFA Large Value.......................................       4.09%       15.97%
DFA International Value...............................      21.23%        9.43%
DFA International Small...............................      17.76%       -1.24%
DFA Short-Term Fixed..................................       3.60%        4.48%
DFA Global Bond.......................................       3.36%        7.89%
Federated Prime Money.................................       3.94%        4.17%
Federated American Leaders............................       5.98%       20.90%
Federated US Gov't Securities.........................      -1.24%        5.01%
Federated Utility.....................................       1.04%       14.27%
Federated High Income Bond............................       1.64%        7.55%
Wanger Int'l Small Cap................................     124.96%       35.19%
Wanger US Small Cap...................................      24.26%       23.02%
Montgomery Emerg Mkt..................................      63.75%        1.64%
Montgomery Growth.....................................      20.01%       19.27%
Stein Roe Small Company Growth........................      47.14%       12.96%
Strong Int'l Stock....................................      85.99%       15.17%
Warburg Pincus Int'l Equity...........................      52.44%       16.75%
Warburg Pincus Small Co Growth........................      67.99%       31.77%
Dreyfus Small Cap Value...............................      28.55%        6.93%
Endeavor Enhanced Index...............................      17.40%       21.25%
Strong Schafer Value..................................      -3.49%       -0.62%
T. Rowe Price Int'l...................................      31.50%       15.88%
WRL Alger Agg Growth..................................        N/A        49.61%
WRL JP Morgan Real Est................................        N/A       -10.02%
WRL Janus Global......................................        N/A        56.20%
WRL Janus Growth......................................        N/A        36.62%
WRL LKCM Strategic Tot Rtn............................        N/A         5.92%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                   NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                                                     Total Return
                                                        YTD as of
Subaccount                                               12/31/99
----------                                               --------
DFA Small Value.....................................       9.14%
DFA Large Value.....................................       4.09%
DFA International Value.............................      21.23%
DFA International Small.............................      17.76%

DFA Short-Term Fixed................................       3.60%
DFA Global Bond.....................................       3.36%
Federated Prime Money...............................       3.94%
Federated American Leaders..........................       5.98%
Federated US Gov't Securities.......................      -1.24%
Federated Utility...................................       1.04%
Federated High Income Bond..........................       1.64%
Wanger Int'l Small Cap..............................     124.96%
Wanger US Small Cap.................................      24.26%
Montgomery Emerg Mkt................................      63.75%
Montgomery Growth...................................      20.01%
Stein Roe Small Company Growth......................      47.14%
Strong Int'l Stock..................................      85.99%
Warburg Pincus Int'l Equity.........................      52.44%
Warburg Pincus Small Co Growth......................      67.99%
Dreyfus Small Cap Value.............................      28.55%
Endeavor Enhanced Index.............................      17.40%
Strong Schafer Value................................      -3.49%
T. Rowe Price Int'l.................................      31.50%
WRL Alger Agg Growth................................         N/A
WRL JP Morgan Real Est..............................         N/A
WRL Janus Global....................................         N/A
WRL Janus Growth....................................         N/A
WRL LKCM Strategic Tot Rtn..........................         N/A

NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                       NON-STANDARDIZED ONE YEAR RETURN

                                    1999     1998     1997    1996    1995
                                   ------   ------   ------  ------  ------

DFA Small Value.................    9.14%   -7.21%   29.60%  21.26%    N/A
DFA Large Value.................    4.09%   10.04%   28.39%  17.72%    N/A
DFA International Value.........   21.23%   11.01%   -2.86%   6.41%    N/A
DFA International Small.........   17.76%    7.07%  -25.56%  -0.39%    N/A
DFA Short-Term Fixed............    3.60%    4.80%    5.00%   4.51%    N/A
DFA Global Bond.................    3.36%    7.54%    7.09%   8.27%    N/A
Federated Prime Money...........    3.94%    4.13%    4.26%   4.08%   4.46%
Federated American Leaders......    5.98%   16.86%   31.48%  20.78%  34.02%
Federated US Gov't Securities...   -1.24%    6.96%    7.88%   3.52%   7.53%
Federated Utility...............    1.04%   13.21%   25.81%  10.84%  23.88%
Federated High Income Bond......    1.64%    2.03%   13.09%  13.57%  17.95%
Wanger Int'l Small Cap..........  124.96%   15.58%   -2.10%  31.15%    N/A
Wanger US Small Cap.............   24.26%    7.98%   28.57%  45.63%    N/A
Montgomery Emerg Mkt............   63.75%  -37.93%   -1.22%    N/A     N/A
Montgomery Growth...............   20.01%    2.26%   27.74%    N/A     N/A

Stein Roe Small Company Growth..   47.14%  -17.84%     N/A     N/A     N/A
Strong Int'l Stock..............   -3.49%   -5.39%  -14.08%   9.67%    N/A
Warburg Pincus Int'l Equity.....   52.44%    4.67%   -2.89%   9.32%    N/A
Warburg Pincus Small Co Growth..   67.99%   -3.48%   14.89%  13.18%    N/A
Dreyfus Small Cap Value.........   28.55%   -2.81%   24.76%  24.83%  13.32%
Endeavor Enhanced Index.........   17.40%   30.54%     N/A     N/A     N/A
Strong Schafer Value............   -3.49%    1.50%     N/A     N/A     N/A
T. Rowe Price Int'l.............   31.50%   14.69%    1.95%  14.49%   9.66%
WRL Alger Agg Growth............   67.94%   47.75%   23.12%   9.73%  37.15%
WRL JP Morgan Real Est..........   -4.44%     N/A      N/A     N/A     N/A
WRL Janus Global................   70.01%   29.19%   17.99%  26.92%  22.28%
WRL Janus Growth................   58.65%   63.45%   16.79%  17.21%  46.20%
WRL LKCM Strategic Tot Rtn......   11.35%    8.93%   21.08%  14.26%  23.86%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

       ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/99
                       (BASED ON SINGLE INITIAL PURCHASE)

                                                                  Total
                                                               Since Fund
                                         1 Year   3 Year   Inception Year-End
                                         -------  -------  -------------------
DFA Small Value........................    9.14%   31.25%         56.40%
DFA Large Value........................    4.09%   47.06%        108.08%
DFA International Value................   21.23%   30.72%         46.58%
DFA International Small................   17.76%   -6.15%         -5.83%
DFA Short-Term Fixed...................    3.60%   14.00%         20.51%
DFA Global Bond........................    3.36%   19.04%         45.44%
Federated Prime Money..................    3.94%   12.86%         23.15%
Federated American Leaders.............    5.98%   62.84%        160.25%
Federated US Gov't Securities..........   -1.24%   13.95%         29.40%
Federated Utility......................    1.04%   43.92%         89.89%
Federated High Income Bond.............    1.64%   17.29%         50.62%
Wanger Int'l Small Cap.................  124.96%  154.54%        355.02%
Wanger US Small Cap....................   24.26%   72.51%        190.94%
Montgomery Emerg Mkt...................   63.75%    0.39%          5.50%

Montgomery Growth...............   20.01%       56.77%       98.48%
Strong Int'l Stock..............   85.99%       51.19%       69.93%
Warburg Pincus Int'l Equity.....   52.44%       54.94%       81.21%
Warburg Pincus Small Co Growth..   67.99%       86.29%      162.92%
Dreyfus Small Cap Value.........   28.55%       55.88%      139.51%
Endeavor Enhanced Index.........   17.40%         N/A        87.54%
Strong Schafer Value............   -3.49%         N/A        -1.37%
T. Rowe Price Int'l.............   31.50%       53.77%      113.55%
WRL Alger Agg Growth............   67.94%      205.50%      351.51%
WRL JP Morgan Real Est..........   -4.44%         N/A       -19.03%
WRL Janus Global................   70.01%      159.14%      446.03%
WRL Janus Growth................   58.65%      202.85%     1402.24%
WRL LKCM Strategic Tot Rtn......   11.35%       46.72%      131.64%


  ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99
                       (BASED ON SINGLE INITIAL PURCHASE)


                                                          Total
                                                          Since Fund
                                  1 Year      3 Year      Inception Year-End
                                  -------     -------     -------------------
DFA Small Value.................    9.14%       9.49%            11.08%
DFA Large Value.................    4.09%      13.72%            15.89%
DFA International Value.........   21.23%       9.34%             9.40%
DFA International Small.........   17.76%      -2.09%            -1.40%
DFA Short-Term Fixed............    3.60%       4.47%             4.48%
DFA Global Bond.................    3.36%       5.98%             7.83%
Federated Prime Money...........    3.94%       4.11%             4.15%
Federated American Leaders......    5.98%      17.65%            17.63%
Federated US Gov't Securities...   -1.24%       4.45%             4.57%
Federated Utility...............    1.04%      12.90%            11.50%
Federated High Income Bond......    1.64%       5.46%             7.27%
Wanger Int'l Small Cap..........  124.96%      36.54%            38.37%
Wanger US Small Cap.............   24.26%      19.93%            25.72%
Montgomery Emerg Mkt............   63.75%       0.13%             1.38%
Montgomery Growth...............   20.01%      16.17%            19.25%
Strong Int'l Stock..............   85.99%      14.77%            13.46%
Warburg Pincus Int'l Equity.....   52.44%      15.72%            14.10%
Warburg Pincus Small Co Growth..   67.99%      23.04%            23.92%
Dreyfus Small Cap Value.........   28.55%      15.95%            14.01%
Endeavor Enhanced Index.........   17.40%        N/A             26.57%
Strong Schafer Value............   -3.49%        N/A             -0.62%
T. Rowe Price Int'l.............   31.50%      15.42%             9.07%
WRL Alger Agg Growth............   67.94%      45.10%            29.46%
WRL JP Morgan Real Est..........   -4.44%        N/A            -11.88%
WRL Janus Global................   70.01%      37.36%            27.10%
WRL Janus Growth................   58.65%      44.68%            22.68%
WRL LKCM Strategic Tot Rtn......   11.35%      13.63%            13.07%

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

                           HYPOTHETICAL ILLUSTRATIONS

                                                         DFA Small Value

             $50,000 Single Purchase Payment Made                                  $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                            and Yearly December 31st Thereafter
             ------------------------------------                                  ---------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment   Non-Standardized
             -----------------------  ------------------                           -----------------------   -------------------
                                        One     Average                                                      One       Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995    $ 50,000    $ 50,000      N/A       N/A          N/A     12/31/1995   $ 2,000      $ 2,000      N/A           N/A
12/31/1996    $ 50,000    $ 60,630    21.26%    21.26%       21.26%    12/31/1996   $ 4,000      $ 4,425    21.26%        21.26%
12/31/1997    $ 50,000    $ 78,578    29.60%    25.36%       57.16%    12/31/1997   $ 6,000      $ 7,735    29.60%        26.57%
12/31/1998    $ 50,000    $ 72,910    -7.21%    13.40%       45.82%    12/31/1998   $ 8,000      $ 9,177    -7.21%         9.23%

                                                         DFA Large Value

             $50,000 Single Purchase Payment Made                                  $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                 and Yearly December 31st Thereafter
             ------------------------------------                                  ---------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment   Non-Standardized
             -----------------------  ------------------                           -----------------------   -------------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995    $ 50,000    $ 50,000      N/A       N/A         N/A      12/31/1995   $ 2,000      $ 2,000      N/A           N/A
12/31/1996    $ 50,000    $ 58,858    17.72%    17.72%      17.72%     12/31/1996   $ 4,000      $ 4,354    17.72%        17.72%
12/31/1997    $ 50,000    $ 75,568    28.39%    22.94%      51.14%     12/31/1997   $ 6,000      $ 7,591    28.39%        24.51%
12/31/1998    $ 50,000    $ 83,153    10.04%    18.48%      66.31%     12/31/1998   $ 8,000      $10,352    10.04%        17.48%

                                                     DFA International Value

             $50,000 Single Purchase Payment Made                                  $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment   Non-Standardized
             -----------------------  ------------------                           -----------------------   ----------------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995    $ 50,000    $ 50,000      N/A       N/A          N/A     12/31/1995   $ 2,000      $ 2,000      N/A           N/A
12/31/1996    $ 50,000    $ 53,206     6.41%     6.41%        6.41%    12/31/1996   $ 4,000      $ 4,128     6.41%         6.41%
12/31/1997    $ 50,000    $ 51,681    -2.86%     1.67%        3.36%    12/31/1997   $ 6,000      $ 6,010    -2.86%         0.17%
12/31/1998    $ 50,000    $ 57,372    11.01%     4.69%       14.74%    12/31/1998   $ 8,000      $ 8,672    11.01%         5.40%

                                                     DFA International Small

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995      $50,000      $50,000      N/A       N/A        N/A     12/31/1995     $2,000      $2,000       N/A          N/A
12/31/1996      $50,000      $49,804    -0.39%    -0.39%     -0.39%    12/31/1996     $4,000      $3,992     -0.39%       -0.39%
12/31/1997      $50,000      $37,073   -25.56%   -13.89%    -25.85%    12/31/1997     $6,000      $4,972    -25.56%      -18.25%
12/31/1998      $50,000      $39,693     7.07%    -7.41%    -20.61%    12/31/1998     $8,000      $7,323      7.07%       -5.87%

                                                      DFA Short-Term Fixed

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995
                      December 31, 1995                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995      $50,000      $50,000                                    12/31/1995   $2,000       $2,000
12/31/1996      $50,000      $52,256     4.51%    4.51%        4.51%    12/31/1996   $4,000       $4,090      4.51%      4.51%
12/31/1997      $50,000      $54,871     5.00%    4.76%        9.74%    12/31/1997   $6,000       $6,295      5.00%      4.84%
12/31/1998      $50,000      $57,503     4.80%    4.77%       15.01%    12/31/1998   $8,000       $8,597      4.80%      4.82%

                                                         DFA Global Bond

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1996
                      December 31, 1996                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995      $50,000      $50,000      N/A       N/A         N/A     12/31/1995    $2,000       $2,000       N/A        N/A
12/31/1996      $50,000      $54,135     8.27%     8.27%       8.27%    12/31/1996    $4,000       $4,165      8.27%      8.27%
12/31/1997      $50,000      $57,974     7.09%     7.68%      15.95%    12/31/1997    $6,000       $6,461      7.09%      7.49%
12/31/1998      $50,000      $62,346     7.54%     7.63%      24.69%    12/31/1998    $8,000       $8,948      7.54%      7.52%

                                                     Dreyfus Small Cap Value

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1993
                      December 31, 1993                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1993      $50,000      $50,000      N/A       N/A          N/A   12/31/1993     $ 2,000     $ 2,000       N/A       N/A
12/31/1994      $50,000      $48,787    -2.43%    -2.43%       -2.43%  12/31/1994     $ 4,000     $ 3,951     -2.43%    -2.43%
12/31/1995      $50,000      $55,284    13.32%     5.15%       10.57%  12/31/1995     $ 6,000     $ 6,478     13.32%     7.76%
12/31/1996      $50,000      $69,010    24.83%    11.34%       38.02%  12/31/1996     $ 8,000     $10,086     24.83%    15.68%
12/31/1997      $50,000      $86,098    24.76%    14.55%       72.20%  12/31/1997     $10,000     $14,583     24.76%    18.97%
12/31/1998      $50,000      $83,679    -2.81%    10.85%       67.36%  12/31/1998     $12,000     $16,174     -2.81%    11.86%

                                                     Endeavor Enhanced Index

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1997
                      December 31, 1997                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1997      $50,000      $50,000      N/A       N/A          N/A   12/31/1997    $2,000       $2,000       N/A        N/A
12/31/1998      $50,000      $65,269    30.54%    30.54%       30.54%  12/31/1998    $4,000       $4,611     30.54%     30.54%

                                                   T. Rowe Price International

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1991
                      December 31, 1991                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1991      $50,000      $50,000      N/A       N/A          N/A   12/31/1991     $ 2,000     $ 2,000       N/A        N/A
12/31/1992      $50,000      $47,882    -4.24%    -4.24%       -4.24%  12/31/1992     $ 4,000     $ 3,915     -4.24%     -4.24%
12/31/1993      $50,000      $56,367    17.72%     6.18%       12.73%  12/31/1993     $ 6,000     $ 6,609     17.72%      9.83%
12/31/1994      $50,000      $52,825    -6.29%     1.85%        5.65%  12/31/1994     $ 8,000     $ 8,194     -6.29%      1.60%
12/31/1995      $50,000      $57,925     9.66%     3.75%       15.85%  12/31/1995     $10,000     $10,985      9.66%      4.70%
12/31/1996      $50,000      $66,320    14.49%     5.81%       32.64%  12/31/1996     $12,000     $14,577     14.49%      7.74%
12/31/1997      $50,000      $67,614     1.95%     5.16%       35.23%  12/31/1997     $14,000     $16,861      1.95%      6.14%
12/31/1998      $50,000      $77,550    14.69%     6.47%       55.10%  12/31/1998     $16,000     $21,339     14.69%      8.09%

                                              Federated American Leaders Portfolio

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1994
                      December 31, 1994                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1994      $50,000     $ 50,000      N/A       N/A          N/A   12/31/1994     $ 2,000     $ 2,000       N/A        N/A
12/31/1995      $50,000     $ 67,009    34.02%    34.02%       34.02%  12/31/1995     $ 4,000     $ 4,680     34.02%     34.02%
12/31/1996      $50,000     $ 80,936    20.78%    27.23%       61.87%  12/31/1996     $ 6,000     $ 7,653     20.78%     25.40%
12/31/1997      $50,000     $106,414    31.48%    28.63%      112.83%  12/31/1997     $ 8,000     $12,062     31.48%     28.18%
12/31/1998      $50,000     $124,356    16.86%    25.58%      148.71%  12/31/1998     $10,000     $16,096     16.86%     24.00%

                                              Federated High Income Bond Portfolio

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1994
                      December 31, 1994                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1994      $50,000      $50,000      N/A       N/A        N/A     12/31/1994     $ 2,000     $ 2,000       N/A        N/A
12/31/1995      $50,000      $58,975    17.95%    17.95%     17.95%    12/31/1995     $ 4,000     $ 4,359     17.95%     17.95%
12/31/1996      $50,000      $66,977    13.57%    15.74%     33.95%    12/31/1996     $ 6,000     $ 6,950     13.57%     15.08%
12/31/1997      $50,000      $75,747    13.09%    14.85%     51.49%    12/31/1997     $ 8,000     $ 9,861     13.09%     14.13%
12/31/1998      $50,000      $77,288     2.03%    11.50%     54.58%    12/31/1998     $10,000     $12,061      2.03%      9.38%

                                                 Federated Prime Money Portfolio

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1994
                      December 31, 1994                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1994      $50,000      $50,000      N/A       N/A        N/A     12/31/1994     $ 2,000      $ 2,000       N/A       N/A
12/31/1995      $50,000      $52,232     4.46%     4.46%      4.46%    12/31/1995     $ 4,000      $ 4,089      4.46%     4.46%
12/31/1996      $50,000      $54,361     4.08%     4.27%      8.72%    12/31/1996     $ 6,000      $ 6,256      4.08%     4.21%
12/31/1997      $50,000      $56,679     4.26%     4.27%     13.36%    12/31/1997     $ 8,000      $ 8,523      4.26%     4.24%
12/31/1998      $50,000      $59,022     4.13%     4.23%     18.04%    12/31/1998     $10,000      $10,875      4.13%     4.20%

                                              Federated U.S. Government Securities

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1994
                      December 31, 1994                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1994      $50,000      $50,000      N/A       N/A          N/A   12/31/1994     $ 2,000     $ 2,000       N/A       N/A
12/31/1995      $50,000      $53,766     7.53%     7.53%        7.53%  12/31/1995     $ 4,000     $ 4,151      7.53%     7.53%
12/31/1996      $50,000      $55,660     3.52%     5.51%       11.32%  12/31/1996     $ 6,000     $ 6,297      3.52%     4.87%
12/31/1997      $50,000      $60,044     7.88%     6.29%       20.09%  12/31/1997     $ 8,000     $ 8,793      7.88%     6.33%
12/31/1998      $50,000      $64,224     6.96%     6.46%       28.45%  12/31/1998     $10,000     $11,405      6.96%     6.58%

                                                   Federated Utility Portfolio

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1994
                      December 31, 1994                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1994      $50,000      $50,000      N/A       N/A        N/A     12/31/1994     $ 2,000      $ 2,000       N/A        N/A
12/31/1995      $50,000      $61,942    23.88%    23.88%     23.88%    12/31/1995     $ 4,000      $ 4,478     23.88%     23.88%
12/31/1996      $50,000      $68,654    10.84%    17.18%     37.31%    12/31/1996     $ 6,000      $ 6,963     10.84%     15.27%
12/31/1997      $50,000      $86,377    25.81%    19.99%     72.75%    12/31/1997     $ 8,000      $10,760     25.81%     20.16%
12/31/1998      $50,000      $97,789    13.21%    18.26%     95.58%    12/31/1998     $10,000      $14,182     13.21%     17.55%

                                                        Montgomery Growth

             $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1996
                      December 31, 1996                                                  and Yearly December 31st Thereafter
             ------------------------------------                                  ------------------------------------------------
             Values prior to current                                               Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
             -----------------------  ------------------                           -----------------------         ----------------
                                        One     Average                                                      One        Average
                                        Year     Annual   Cumulative                                         Year       Annual
             Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date      Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----      -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1996      $50,000      $50,000      N/A       N/A       N/A     12/31/1996      $2,000       $2,000       N/A        N/A
12/31/1997      $50,000      $63,869    27.74%    27.74%    27.74%    12/31/1997      $4,000       $4,555     27.74%     27.74%
12/31/1998      $50,000      $65,314     2.26%    14.29%    30.63%    12/31/1998      $6,000       $6,658      2.26%     10.59%

                                                    Montgomery Emerging Markets

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1996
                       December 31, 1996                                                    and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1996       $50,000      $50,000      N/A       N/A        N/A     12/31/1996     $2,000       $2,000       N/A         N/A
12/31/1997       $50,000      $49,388    -1.22%    -1.22%     -1.22%    12/31/1997     $4,000       $3,976     -1.22%      -1.22%
12/31/1998       $50,000      $30,653   -37.93%   -21.70%    -38.69%    12/31/1998     $6,000       $4,467    -37.93%     -28.19%

                                                    Strong International Stock

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995
                       December 31, 1995                                                  and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995       $50,000      $50,000      N/A       N/A        N/A     12/31/1995    $2,000       $2,000       N/A         N/A
12/31/1996       $50,000      $54,835     9.67%     9.67%      9.67%    12/31/1996    $4,000       $4,193      9.67%       9.67%
12/31/1997       $50,000      $47,115   -14.08%    -2.93%     -5.77%    12/31/1997    $6,000       $5,603    -14.08%      -6.77%
12/31/1998       $50,000      $44,574    -5.39%    -3.76%    -10.85%    12/31/1998    $8,000       $7,301     -5.39%      -6.07%

                                                       Strong Schafer Value

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1997
                       December 31, 1997                                                  and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1997       $50,000      $50,000      N/A       N/A        N/A     12/31/1997     $2,000       $2,000       N/A        N/A
12/31/1998       $50,000      $50,751     1.50%     1.50%      1.50%    12/31/1998     $4,000       $4,030      1.50%      1.50%

                                                   Wanger U.S. Small Cap Advisor

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995
                       December 31, 1995                                                    and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995       $50,000     $ 50,000      N/A       N/A        N/A     12/31/1995     $2,000       $ 2,000       N/A       N/A
12/31/1996       $50,000     $ 72,815    45.63%    45.63%     45.63%    12/31/1996     $4,000       $ 4,913     45.63%    45.63%
12/31/1997       $50,000     $ 93,621    28.57%    36.84%     87.24%    12/31/1997     $6,000       $ 8,316     28.57%    34.61%
12/31/1998       $50,000     $101,093     7.98%    26.45%    102.19%    12/31/1998     $8,000       $10,980      7.98%    21.57%

                                              Wanger International Small Cap Advisor

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995
                       December 31, 1995                                                  and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995       $50,000      $50,000      N/A       N/A       N/A     12/31/1995      $2,000       $2,000       N/A        N/A
12/31/1996       $50,000      $65,573    31.15%    31.15%    31.15%    12/31/1996      $4,000       $4,623     31.15%     31.15%
12/31/1997       $50,000      $64,197    -2.10%    13.31%    28.39%    12/31/1997      $6,000       $6,526     -2.10%      8.52%
12/31/1998       $50,000      $74,195    15.58%    14.06%    48.39%    12/31/1998      $8,000       $9,542     15.58%     11.88%

                                                Warburg Pincus International Equity

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995
                       December 31, 1995                                                  and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995       $50,000      $50,000      N/A       N/A       N/A     12/31/1995      $2,000       $2,000       N/A        N/A
12/31/1996       $50,000      $54,661     9.32%     9.32%     9.32%    12/31/1996      $4,000       $4,186      9.32%      9.32%
12/31/1997       $50,000      $53,081    -2.89%     3.04%     6.16%    12/31/1997      $6,000       $6,065     -2.89%      1.09%
12/31/1998       $50,000      $55,558     4.67%     3.58%    11.12%    12/31/1998      $8,000       $8,348      4.67%      2.85%

                                                Warburg Pincus Small Company Growth
              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995
                       December 31, 1995                                                  and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1995       $50,000      $50,000      N/A       N/A       N/A     12/31/1995      $2,000       $2,000       N/A        N/A
12/31/1996       $50,000      $56,588    13.18%    13.18%    13.18%    12/31/1996      $4,000       $4,264     13.18%     13.18%
12/31/1997       $50,000      $65,015    14.89%    14.03%    30.03%    12/31/1997      $6,000       $6,898     14.89%     14.29%
12/31/1998       $50,000      $62,752    -3.48%     7.87%    25.50%    12/31/1998      $8,000       $8,658     -3.48%      5.30%

                                                    WRL Alger Aggressive Growth

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1994
                       December 31, 1994                                                  and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1994       $50,000     $ 50,000      N/A       N/A        N/A     12/31/1994     $ 2,000      $ 2,000      N/A        N/A
12/31/1995       $50,000     $ 68,574    37.15%    37.15%     37.15%    12/31/1995     $ 4,000      $ 4,743    37.15%     37.15%
12/31/1996       $50,000     $ 75,249     9.73%    22.68%     50.50%    12/31/1996     $ 6,000      $ 7,205     9.73%     18.89%
12/31/1997       $50,000     $ 92,647    23.12%    22.83%     85.29%    12/31/1997     $ 8,000      $10,870    23.12%     20.87%
12/31/1998       $50,000     $136,885    47.75%    28.63%    173.77%    12/31/1998     $10,000      $18,061    47.75%     29.93%

                                              WRL J.P. Morgan Real Estate Securities

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1998
                       December 31, 1998                                                  and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1998       $50,000      $50,000      N/A      N/A      N/A        12/31/1998     $2,000      $2,000      N/A         N/A

                                                         WRL Janus Global

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1992
                       December 31, 1992                                                  and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1992       $50,000     $ 50,000      N/A       N/A        N/A     12/31/1992     $ 2,000      $ 2,000     N/A        N/A
12/31/1993       $50,000     $ 67,100    34.20%    34.20%     34.20%    12/31/1993     $ 4,000      $ 4,684   34.20%     34.20%
12/31/1994       $50,000     $ 66,835    -0.40%    15.62%     33.67%    12/31/1994     $ 6,000      $ 6,665   -0.40%     10.71%
12/31/1995       $50,000     $ 81,724    22.28%    17.79%     63.45%    12/31/1995     $ 8,000      $10,150   22.28%     16.12%
12/31/1996       $50,000     $103,726    26.92%    20.01%    107.45%    12/31/1996     $10,000      $14,883   26.92%     20.00%
12/31/1997       $50,000     $122,389    17.99%    19.61%    144.78%    12/31/1997     $12,000      $19,561   17.99%     19.40%
12/31/1998       $50,000     $158,110    29.19%    21.15%    216.22%    12/31/1998     $14,000      $27,270   29.19%     21.75%

                                                         WRL Janus Growth

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1986
                       December 31, 1986                                                  and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1986       $50,000     $ 50,000      N/A       N/A        N/A     12/31/1986     $ 2,000     $  2,000      N/A        N/A
12/31/1987       $50,000     $ 55,090    10.18%    10.18%     10.18%    12/31/1987     $ 4,000     $  4,204    10.18%     10.18%
12/31/1988       $50,000     $ 64,931    17.86%    13.96%     29.86%    12/31/1988     $ 6,000     $  6,954    17.86%     15.14%
12/31/1989       $50,000     $ 94,873    46.11%    23.80%     89.75%    12/31/1989     $ 8,000     $ 12,161    46.11%     28.77%
12/31/1990       $50,000     $ 94,050    -0.87%    17.11%     88.10%    12/31/1990     $10,000     $ 14,056    -0.87%     17.10%
12/31/1991       $50,000     $149,350    58.80%    24.46%    198.70%    12/31/1991     $12,000     $ 24,321    58.80%     28.08%
12/31/1992       $50,000     $151,857     1.68%    20.34%    203.71%    12/31/1992     $14,000     $ 26,729     1.68%     21.10%
12/31/1993       $50,000     $156,890     3.31%    17.75%    213.78%    12/31/1993     $16,000     $ 29,615     3.31%     17.06%
12/31/1994       $50,000     $142,916    -8.91%    14.03%    185.83%    12/31/1994     $18,000     $ 28,977    -8.91%     11.54%
12/31/1995       $50,000     $208,939    46.20%    17.22%    317.88%    12/31/1995     $20,000     $ 44,364    46.20%     16.81%
12/31/1996       $50,000     $244,887    17.21%    17.22%    389.77%    12/31/1996     $22,000     $ 53,996    17.21%     16.87%
12/31/1997       $50,000     $286,009    16.79%    17.18%    472.02%    12/31/1997     $24,000     $ 65,063    16.79%     16.86%
12/31/1998       $50,000     $467,470    63.45%    20.48%    834.94%    12/31/1998     $26,000     $108,344    63.45%     21.59%

                                                  WRL LKCM Strategic Total Return

              $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1993
                       December 31, 1993                                                  and Yearly December 31st Thereafter
              ------------------------------------                                  ------------------------------------------------
              Values prior to current                                               Values prior to current
              year's purchase payment   Non-Standardized                            year's purchase payment         Non-Standardized
              -----------------------  ------------------                           -----------------------         ----------------
                                         One     Average                                                      One        Average
                                         Year     Annual   Cumulative                                         Year       Annual
              Cumulative  Accumulated   Total     Total    Fund Total               Cumulative  Accumulated  Total        Total
    Date       Payment       Value      Return    Return     Return        Date      Payment       Value     Return      Return
    ----       -------       -----      ------    ------     ------        ----      -------       -----     ------      ------
12/31/1993       $50,000      $50,000      N/A       N/A       N/A     12/31/1993     $ 2,000      $ 2,000       N/A        N/A
12/31/1994       $50,000      $49,411    -1.18%    -1.18%    -1.18%    12/31/1994     $ 4,000      $ 3,976     -1.18%     -1.18%
12/31/1995       $50,000      $61,203    23.86%    10.64%    22.41%    12/31/1995     $ 6,000      $ 6,925     23.86%     14.70%
12/31/1996       $50,000      $69,930    14.26%    11.83%    39.86%    12/31/1996     $ 8,000      $ 9,913     14.26%     14.49%
12/31/1997       $50,000      $84,668    21.08%    14.07%    69.34%    12/31/1997     $10,000      $14,002     21.08%     16.90%
12/31/1998       $50,000      $92,231     8.93%    13.03%    84.46%    12/31/1998     $12,000      $17,253      8.93%     14.42%

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .    quality of underlying investments;

     .    average maturity of underlying investments;

     .    type of instruments in which the Portfolio is invested;

     .    changes in interest rates and market value of underlying investments;

     .    changes in Portfolio expenses; and

     .    the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's General Account assets. The General Account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company.

The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.16% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                                     TAXES

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.


                      STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract.

The Contract is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Peoples Benefit is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners as of December 31, 1999, and for each of the two years in the period then ended, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of Peoples Benefit as of December 31, 1999, and 1998, and for each of the three years in the period ended December 31, 1999, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

                    ADVISOR'S EDGE SELECT VARIABLE ANNUITY

                                  Offered by
                    Peoples Benefit Life Insurance Company
                            (An Iowa Stock Company)
                                   Home Office
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge Select variable annuity contract (the "Contract") offered by Peoples Benefit Life Insurance Company ("the Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated May 1, 2000, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                  May 1, 2000

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
THE CONTRACT...................................................................     1
  Computation of Variable Annuity Income Payments..............................     1
  Exchanges....................................................................     1
  Exceptions to Charges and to Transactions or Balance Requirements............     2
  403(b) Contracts.............................................................     2
GENERAL MATTERS................................................................     4
  Non-Participating............................................................     4
  Misstatement of Age or Sex...................................................     4
  Assignment...................................................................     4
  Annuity Data.................................................................     4
  Annual Statement.............................................................     4
  Incontestability.............................................................     4
  Ownership....................................................................     5
PERFORMANCE INFORMATION........................................................     5
  Money Market Subaccount Yields...............................................     5
  30-Day Yield for Non-Money Market Subaccounts................................     6
  Standardized Average Annual Total Return for Subaccounts.....................     6
ADDITIONAL PERFORMANCE MEASURES................................................     7
  Non-Standardized Cumulative Total Return and Non-Standardized Average
    Annual Total Return........................................................     7
  Non-Standardized Total Return Year-to-Date...................................     9
  Non-Standardized One Year Return.............................................     9
  Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized
    Adjusted Historical Average Annual Total Return............................    10
  Individualized Computer Generated Illustrations..............................    19
PERFORMANCE COMPARISONS........................................................    19
SAFEKEEPING OF ACCOUNT ASSETS..................................................    21
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS.............................    21
PEOPLES BENEFIT................................................................    22
TAXES..........................................................................    22
STATE REGULATION OF PEOPLES BENEFIT............................................    22
RECORDS AND REPORTS............................................................    23
DISTRIBUTION OF THE CONTRACTS..................................................    23
LEGAL PROCEEDINGS..............................................................    23
OTHER INFORMATION..............................................................    23
FINANCIAL STATEMENTS...........................................................    23

                                 THE CONTRACT

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

   (a)   =   the Annuity Unit Value for the immediately preceding Business Day;

   (b)   =   the Net Investment Factor for the day;

   (c)   =   the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

   (a)   =   any increase or decrease in the value of the Subaccount due to investment results;

   (b)   =   a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by Peoples Benefit;

   (c)   =   a daily charge for the cost of administering the Contract
             corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

Peoples Benefit may reduce any applicable sales loads and reduce administrative charges or other deductions from Purchase Payments in certain situations where Peoples Benefit expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

Peoples Benefit may also reduce any applicable sales loads and reduce administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of Peoples Benefit, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. Peoples Benefit may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code. Except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after 30 days from the issue date of your Contract. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where
(a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made or $10,000, whichever is greater, and (b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

On the first Business Day of each calendar month, Peoples Benefit will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fee is charged for each loan. The remainder of each repayment will be credited to the individual account.

If you miss a loan payment and are not eligible for a distribution, the remaining balance of the loan becomes taxable as a deemed distribution.
Interest continues to accrue on the unpaid loan balance until a qualifying distribution event occurs. The remaining loan balance payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options - except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan - however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that Peoples Benefit receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.


Prepayment of the entire loan is allowed. At the time of prepayment, Peoples Benefit will bill you for any accrued interest. Peoples Benefit will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Annuitant dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If the individual account is surrendered, with an outstanding loan balance, due to the Contract Owner's death or the election of an Annuity Payment Option, the outstanding loan balance and accrued interest will be deducted.

Peoples Benefit may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since Peoples Benefit has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by Peoples Benefit.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions does not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Peoples Benefit believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. Peoples Benefit further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.


                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ANNUITY DATA

Peoples Benefit will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to Peoples Benefit.

ANNUAL STATEMENT

Once each Contract Year, Peoples Benefit will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Peoples Benefit form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time Peoples Benefit may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable, the following Subaccount inception date is used in the calculation of performance figures: 10/26/98 for all Subaccounts except the WLR Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Subaccounts, which have an inception date of 5/3/99.

Where applicable, the following Fund inception dates are used in the calculation of performance figures: 11/18/94 for Federated Prime Money Portfolio; 2/10/94 for Federated American Leaders Portfolio; 2/10/94 for Federated Utility Portfolio; 3/28/94 for Federated U.S. Government Securities Portfolio; 3/1/94 for Federated High Income Bond Portfolio; 2/9/96 for Montgomery Growth Portfolio; 2/2/96 for Montgomery Emerging Markets Portfolio; 5/3/95 for Wanger U.S. Small Cap Advisor Portfolio; 5/3/95 for Wanger International Small Cap Advisor Portfolio; 10/20/95 for Strong International Stock Portfolio; 6/30/95 for Warburg Pincus International Equity Portfolio; 6/30/95 for Warburg Pincus Small Company Growth Portfolio; 10/10/97 for Strong Schafer Value Portfolio; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; 5/1/97 for Endeavor Enhanced Index Portfolio; 3/1/94 for WRL Alger Aggressive Growth Portfolio; 5/1/98 for WRL J.P. Morgan Real Estate Securities Portfolio; 12/3/92 for WRL Janus Global Portfolio; 10/2/86 for WRL Janus Growth Portfolio; and 3/1/93 for WRL LKCM Strategic Total Return Portfolio.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [((Base Period Return)+1)/365/7/]-1

The current yield of the Money Market Subaccount for the 7-day period ended December 31, 1999 was 4.52%. The effective yield of the Money Market Subaccount for the period ended December 31, 1999 was 4.62%.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)/6/-1]
                                       ---
                                       cd

Where:

  [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;
  [b] equals the expenses accrued for the period (net of reimbursement);
  [c] equals the average daily number of Units outstanding during the period;
      and
  [d] equals the maximum offering price per Accumulation Unit on the last day of the period.


Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                  P(1+T)/n/=ERV

Where:

(1) [P]   equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]   equals an average annual total return;

(3) [n]   equals the number of years; and

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1999.


                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1999

                                                                        Since
                                                                     Subaccount
Subaccount                                                  1 Year    Inception
----------                                                  ------   ----------
Federated Prime Money.....................................    3.10%        3.05%
Federated American Leaders................................    5.09%       12.71%
Federated US Gov't Securities.............................   -2.07%       -1.15%
Federated Utility.........................................    0.19%        5.40%
Federated High Income Bond................................    0.79%        5.45%
Wanger Int'l Small Cap....................................  123.08%      123.47%
Wanger US Small Cap.......................................   23.22%       30.81%
Montgomery Emerg Mkt......................................   62.38%       57.80%
Montgomery Growth.........................................   19.01%       27.09%
Stein Roe Small Company Growth............................   45.91%       48.96%
Strong Int'l Stock........................................   84.44%       88.51%
Warburg Pincus Int'l Equity...............................   51.17%       51.27%
Warburg Pincus Small Co Growth............................   66.58%       75.83%
Dreyfus Small Cap Value...................................   27.48%       42.53%
Endeavor Enhanced Index...................................   16.41%       28.38%
Strong Schafer Value......................................   -4.30%       11.24%
T. Rowe Price Int'l.......................................   30.40%       35.96%
WRL Alger Agg Growth......................................     N/A        48.78%
WRL JP Morgan Real Est....................................     N/A       -10.52%
WRL Janus Global..........................................     N/A        55.34%
WRL Janus Growth..........................................     N/A        35.86%
WRL LKCM Strategic Tot Rtn................................     N/A         5.33%


                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                   NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1999

                                                                       Since
                                                                    Subaccount
Subaccount                                                 1 Year    Inception
----------                                                 ------   ----------
Federated Prime Money....................................    3.10%        3.61%
Federated American Leaders...............................    5.09%       15.17%
Federated US Gov't Securities............................   -2.07%       -1.36%
Federated Utility........................................    0.19%        6.40%
Federated High Income Bond...............................    0.79%        6.47%
Wanger Int'l Small Cap...................................  123.08%      158.44%
Wanger US Small Cap......................................   23.22%       37.31%
Montgomery Emerg Mkt.....................................   62.38%       71.37%
Montgomery Growth........................................   19.01%       32.72%
Stein Roe Small Company Growth...........................   45.91%       60.09%
Strong Int'l Stock.......................................   84.44%      111.40%
Warburg Pincus Int'l Equity..............................   51.17%       63.02%
Warburg Pincus Small Co Growth...........................   66.58%       94.72%
Dreyfus Small Cap Value..................................   27.48%       51.96%
Endeavor Enhanced Index..................................   16.41%       34.31%
Strong Schafer Value.....................................   -4.30%       13.41%
T. Rowe Price Int'l......................................   30.40%       43.72%
WRL Alger Agg Growth.....................................     N/A        48.78%
WRL JP Morgan Real Est...................................     N/A       -10.52%
WRL Janus Global.........................................     N/A        55.34%
WRL Janus Growth.........................................     N/A        35.86%
WRL LKCM Strategic Tot Rtn...............................     N/A         5.33%

                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1999

                                                                       Since
                                                                    Subaccount
Subaccount                                                 1 Year    Inception
----------                                                 ------   ----------
Federated Prime Money....................................    3.10%        3.05%
Federated American Leaders...............................    5.09%       12.71%
Federated US Gov't Securities............................   -2.07%       -1.15%
Federated Utility........................................    0.19%        5.40%
Federated High Income Bond...............................    0.79%        5.45%
Wanger Int'l Small Cap...................................  123.08%      123.47%
Wanger US Small Cap......................................   23.22%       30.81%
Montgomery Emerg Mkt.....................................   62.38%       57.80%
Montgomery Growth........................................   19.01%       27.09%
Stein Roe Small Company Growth...........................   45.91%       48.96%
Strong Int'l Stock.......................................   84.44%       88.51%
Warburg Pincus Int'l Equity..............................   51.17%       51.27%
Warburg Pincus Small Co Growth...........................   66.58%       75.83%
Dreyfus Small Cap Value..................................   27.48%       42.53%
Endeavor Enhanced Index..................................   16.41%       28.38%
Strong Schafer Value.....................................   -4.30%       11.24%
T. Rowe Price Int'l......................................   30.40%       35.96%

WRL Alger Agg Growth.....................................     N/A        48.78%
WRL JP Morgan Real Est...................................     N/A       -10.52%
WRL Janus Global.........................................     N/A        55.34%
WRL Janus Growth.........................................     N/A        35.86%
WRL LKCM Strategic Tot Rtn...............................     N/A         5.33%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                  NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                                                             Total Return
                                                               YTD as of
Subaccount                                                     12/31/99
----------                                                     --------
Federated Prime Money.......................................       3.10%
Federated American Leaders..................................       5.09%
Federated US Gov't Securities...............................      -2.07%
Federated Utility...........................................       0.19%
Federated High Income Bond..................................       0.79%
Wanger Int'l Small Cap......................................     123.08%
Wanger US Small Cap.........................................      23.22%
Montgomery Emerg Mkt........................................      62.38%
Montgomery Growth...........................................      19.01%
Stein Roe Small Company Growth..............................      45.91%
Strong Int'l Stock..........................................      84.44%
Warburg Pincus Int'l Equity.................................      51.17%
Warburg Pincus Small Co Growth..............................      66.58%
Dreyfus Small Cap Value.....................................      27.48%
Endeavor Enhanced Index.....................................      16.41%
Strong Schafer Value........................................      -4.30%
T. Rowe Price Int'l.........................................      30.40%
WRL Alger Agg Growth........................................        N/A
WRL JP Morgan Real Est......................................        N/A
WRL Janus Global............................................        N/A
WRL Janus Growth............................................        N/A
WRL LKCM Strategic Tot Rtn..................................        N/A


NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                       NON-STANDARDIZED ONE YEAR RETURN

                                     1999     1998     1997     1996    1995
                                    -------  -------  -------  ------  ------

Federated Prime Money.............    3.10%    3.32%    3.37%   3.19%   3.63%
Federated American Leaders........    5.09%   15.88%   30.41%  19.79%  31.76%
Federated US Gov't Securities.....   -2.07%    6.07%    6.97%   2.65%   7.16%
Federated Utility.................    0.19%   12.26%   24.78%   9.91%  22.36%
Federated High Income Bond........    0.79%    1.17%   12.15%  12.63%  18.61%
Wanger Int'l Small Cap............  123.08%   14.59%   -2.93%  30.08%    N/A
Wanger US Small Cap...............   23.22%    7.06%   27.52%  44.46%    N/A
Montgomery Emerg Mkt..............   62.38%  -38.50%   -2.08%    N/A     N/A
Montgomery Growth.................   19.01%    1.38%   26.70%    N/A     N/A
Strong Int'l Stock................   84.44%   -6.22%  -14.82%   8.75%    N/A
Warburg Pincus Int'l Equity.......   51.17%    3.77%   -3.83%   8.40%    N/A
Warburg Pincus Small Co Growth....   66.58%   -4.33%   13.94%  12.22%    N/A
Dreyfus Small Cap Value...........   27.48%   -3.66%   23.72%  23.79%  12.37%
Endeavor Enhanced Index...........   16.41%   29.45%     N/A     N/A     N/A
Strong Schafer Value..............   -4.30%    0.63%     N/A     N/A     N/A
T. Rowe Price Int'l...............   30.40%   13.73%    1.08%  13.53%   8.73%
WRL Alger Agg Growth..............   66.54%   46.53%   22.10%   8.81%  36.01%
WRL JP Morgan Real Est............   -5.30%     N/A      N/A     N/A     N/A
WRL Janus Global..................   68.59%   28.11%   17.01%  25.87%  21.26%
WRL Janus Growth..................   57.33%   62.11%   15.81%  16.22%  45.00%
WRL LKCM Strategic Tot Rtn........   10.42%    7.99%   19.98%  13.30%  22.83%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

      ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/99
                      (BASED ON SINGLE INITIAL PURCHASE)

                                                                 Total
                                                              Since Fund
                                        1 Year   3 Year   Inception Year-End
                                        -------  -------  -------------------
Federated Prime Money................     3.10%   10.11%         18.14%
Federated American Leaders...........     5.09%   58.81%        145.62%
Federated US Govt' Securities........    -2.07%   11.11%         23.88%
Federated Utility....................     0.19%   40.35%         80.03%
Federated High Income Bond...........     0.79%   14.36%         45.41%
Wanger Int'l Small Cap...............   123.08%  148.14%        329.99%
Wanger US Small Cap..................    23.22%   68.22%        179.16%
Montgomery Emerg Mkt.................    62.38%   -2.21%          3.02%
Montgomery Growth....................    19.01%   52.85%         91.93%
Strong Int'l Stock...................    84.44%   47.33%         63.92%
Warburg Pincus Int'l Equity..........    51.17%   50.87%         74.22%
Warburg Pincus Small Co Growth.......    66.58%   81.60%        153.10%
Dreyfus Small Cap Value..............    27.48%   51.94%        126.36%
Endeavor Enhanced Index..............    16.41%     N/A          83.40%
Strong Schafer Value.................    -4.30%     N/A          -4.80%
T. Rowe Price Int'l..................    30.40%   49.91%         98.32%
WRL Alger Agg Growth.................    66.54%  197.96%        329.97%
WRL JP Morgan Real Est...............    -5.30%     N/A         -20.16%
WRL Janus Global.....................    68.59%  152.72%        414.60%
WRL Janus Growth.....................    57.33%  195.39%       1244.27%
WRL LKCM Strategic Tot Rtn...........    10.42%   43.07%        118.68%

 ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/99
                      (BASED ON SINGLE INITIAL PURCHASE)

                                                                 Total
                                                              Since Fund
                                        1 Year   3 Year   Inception Year-End
                                        -------  -------  -------------------
Federated Prime Money................     3.10%    3.26%          3.31%
Federated American Leaders...........     5.09%   16.67%         16.48%
Federated US Govt' Securities........    -2.07%    3.57%          3.78%
Federated Utility....................     0.19%   11.96%         10.50%
Federated High Income Bond...........     0.79%    4.58%          6.62%
Wanger Int'l Small Cap...............   123.08%   35.38%         36.70%
Wanger US Small Cap..................    23.22%   18.93%         24.61%
Montgomery Emerg Mkt.................    62.38%   -0.74%          0.76%
Montgomery Growth....................    19.01%   15.19%         18.23%
Strong Int'l Stock...................    84.44%   13.79%         12.49%
Warburg Pincus Int'l Equity..........    51.17%   14.69%         13.11%
Warburg Pincus Small Co Growth.......    66.58%   22.00%         22.88%
Dreyfus Small Cap Value..............    27.48%   14.96%         13.04%
Endeavor Enhanced Index..............    16.41%     N/A          25.52%
Strong Schafer Value.................    -4.30%     N/A          -2.19%
T. Rowe Price Int'l..................    30.40%   14.45%          8.15%

WRL Alger Agg Growth.................    66.54%   43.90%         28.38%
WRL JP Morgan Real Est...............    -5.30%     N/A         -12.62%
WRL Janus Global.....................    68.59%   36.21%         26.04%
WRL Janus Growth.....................    57.33%   43.48%         21.66%
WRL LKCM Strategic Tot Rtn...........    10.42%   12.68%         12.12%

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.


                           HYPOTHETICAL ILLUSTRATIONS

                                                      Endeavor Enhanced Index

             $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1997
                      December 31, 1997                                                   and Yearly December 31st Thereafter
             ------------------------------------                                 --------------------------------------------------
             Values prior to current                                              Values prior to current
             year's purchase payment   Non-Standardized                           year's purchase payment       Non-Standardized
             -----------------------   ----------------                           -----------------------       ----------------
                                        One     Average                                                           One      Average
                                       Year     Annual    Cumulative                                              Year     Annual
             Cumulative  Accumulated   Total    Total     Fund Total              Cumulative    Accumulated       Total     Total
   Date        Payment      Value     Return    Return      Return       Date      Payment         Value         Return    Return
-----------  ----------  -----------  -------   -------   ----------  ----------  ----------   -------------    --------  --------
12/31/1997   $   50,000   $  50,000      N/A       N/A         N/A    12/31/1997    $  2,000     $    2,000        N/A        N/A
12/31/1998   $   50,000   $  64,725    29.45%    29.45%      29.45%   12/31/1998    $  4,000     $    4,589      29.45%     29.45%

                                                    T. Rowe Price International

             $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1991
                      December 31, 1991                                                   and Yearly December 31st Thereafter
             ------------------------------------                                 -------------------------------------------------
             Values prior to current                                              Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment      Non-Standardized
             -----------------------   ----------------                            -----------------------      ----------------
                                        One     Average                                                           One      Average
                                       Year     Annual    Cumulative                                              Year     Annual
             Cumulative  Accumulated   Total    Total     Fund Total              Cumulative    Accumulated       Total     Total
   Date        Payment      Value     Return    Return      Return       Date      Payment         Value         Return    Return
-----------  ----------  -----------  -------   -------   ----------  ----------  ----------   -------------    --------  --------
12/31/1991   $   50,000   $   50,000      N/A      N/A         N/A     12/31/1991   $  2,000     $    2,000        N/A        N/A
12/31/1992   $   50,000   $   47,474    -5.05%   -5.05%      -5.05%    12/31/1992   $  4,000     $    3,899      -5.05%     -5.05%
12/31/1993   $   50,000   $   55,420    16.74%    5.28%      10.84%    12/31/1993   $  6,000     $    6,552      16.74%      8.93%
12/31/1994   $   50,000   $   51,495    -7.08%    0.99%       2.99%    12/31/1994   $  8,000     $    8,088      -7.08%      0.73%
12/31/1995   $   50,000   $   55,992     8.73%    2.87%      11.98%    12/31/1995   $ 10,000     $   10,794       8.73%      3.82%
12/31/1996   $   50,000   $   63,568    13.53%    4.92%      27.14%    12/31/1996   $ 12,000     $   14,254      13.53%      6.85%
12/31/1997   $   50,000   $   64,257     1.08%    4.27%      28.51%    12/31/1997   $ 14,000     $   16,409       1.08%      5.25%
12/31/1998   $   50,000   $   73,077    13.73%    5.57%      46.15%    12/31/1998   $ 16,000     $   20,661      13.73%      7.19%

                                               Federated American Leaders Portfolio

             $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1994
                      December 31, 1994                                                   and Yearly December 31st Thereafter
             ------------------------------------                                 -----------------------------------------------
             Values prior to current                                              Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment     Non-Standardized
             -----------------------   ----------------                            -----------------------     ----------------
                                        One     Average                                                          One      Average
                                       Year     Annual    Cumulative                                             Year     Annual
             Cumulative  Accumulated   Total    Total     Fund Total              Cumulative    Accumulated      Total    Total
   Date        Payment      Value     Return    Return      Return       Date      Payment         Value        Return    Return
-----------  ----------  -----------  -------   -------   ----------  ----------  ----------   -------------   --------  --------
12/31/1994   $   50,000   $   50,000     N/A       N/A         N/A     12/31/1994   $  2,000     $    2,000       N/A        N/A
12/31/1995   $   50,000   $   65,881   31.76%    31.76%      31.76%    12/31/1995   $  4,000     $    4,635     31.76%     31.76%
12/31/1996   $   50,000   $   78,918   19.79%    25.63%      57.84%    12/31/1996   $  6,000     $    7,553     19.79%     23.96%
12/31/1997   $   50,000   $  102,915   30.41%    27.20%     105.83%    12/31/1997   $  8,000     $   11,849     30.41%     26.92%
12/31/1998   $   50,000   $  119,254   15.88%    24.27%     138.51%    12/31/1998   $ 10,000     $   15,730     15.88%     22.82%

                                               Federated High Income Bond Portfolio

             $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1994
                      December 31, 1994                                                   and Yearly December 31st Thereafter
             ------------------------------------                                 -----------------------------------------------
             Values prior to current                                              Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment     Non-Standardized
             -----------------------   ----------------                            -----------------------     ----------------
                                        One     Average                                                          One      Average
                                       Year     Annual    Cumulative                                             Year     Annual
             Cumulative  Accumulated   Total    Total     Fund Total              Cumulative    Accumulated      Total    Total
   Date        Payment      Value     Return    Return      Return       Date      Payment         Value        Return    Return
-----------  ----------  -----------  -------   -------   ----------  ----------  ----------   -------------   --------  --------
12/31/1994   $   50,000   $   50,000     N/A       N/A         N/A    12/31/1994    $  2,000     $    2,000      N/A         N/A
12/31/1995   $   50,000   $   59,307   18.61%    18.61%      18.61%   12/31/1995    $  4,000     $    4,372    18.61%      18.61%
12/31/1996   $   50,000   $   66,794   12.63%    15.58%      33.59%   12/31/1996    $  6,000     $    6,924    12.63%      14.69%
12/31/1997   $   50,000   $   74,912   12.15%    14.43%      49.82%   12/31/1997    $  8,000     $    9,766    12.15%      13.47%
12/31/1998   $   50,000   $   75,787    1.17%    10.96%      51.57%   12/31/1998    $ 10,000     $   11,880     1.17%       8.62%


                                                  Federated Prime Money Portfolio

             $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1994
                      December 31, 1994                                                   and Yearly December 31st Thereafter
             ------------------------------------                                 -----------------------------------------------
             Values prior to current                                              Values prior to current
             year's purchase payment   Non-Standardized                            year's purchase payment     Non-Standardized
             -----------------------   ----------------                            -----------------------     ----------------
                                        One     Average                                                          One      Average
                                       Year     Annual    Cumulative                                             Year     Annual
             Cumulative  Accumulated   Total    Total     Fund Total              Cumulative    Accumulated      Total    Total
   Date        Payment      Value     Return    Return      Return       Date      Payment         Value        Return    Return
-----------  ----------  -----------  -------   -------   ----------  ----------  ----------   -------------   --------  --------
12/31/1994    $  50,000   $  50,000      N/A       N/A        N/A     12/31/1994    $  2,000     $    2,000       N/A       N/A
12/31/1995    $  50,000   $  51,816     3.63%     3.63%      3.63%    12/31/1995    $  4,000     $    4,073      3.63%     3.63%
12/31/1996    $  50,000   $  53,469     3.19%     3.41%      6.94%    12/31/1996    $  6,000     $    6,203      3.19%     3.34%
12/31/1997    $  50,000   $  55,273     3.37%     3.40%     10.55%    12/31/1997    $  8,000     $    8,412      3.37%     3.36%
12/31/1998    $  50,000   $  57,107     3.32%     3.38%     14.21%    12/31/1998    $ 10,000     $   10,691      3.32%     3.34%

                                                  Federated U.S. Government Securities

                 $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                                  and Yearly December 31st  Thereafter
              -------------------------------------------                             ----------------------------------------------
              Values prior to current                                                  Values prior to current
              year's purchase payment   Non-Standardized                               year's purchase payment      Non-Standardized
              -----------------------  ------------------                             -------------------------    -----------------
                                         One      Average                                                           One      Average
                                         Year     Annual   Cumulative                                               Year     Annual
             Cumulative   Accumulated   Total      Total   Fund Total                  Cumulative   Accumulated    Total      Total
  Date        Payment        Value      Return    Return     Return        Date          Payment       Value       Return    Return
  ----        -------        -----      ------    ------     ------        ----          -------       -----       ------    ------
12/31/1994    $50,000       $50,000        N/A       N/A          N/A     12/31/1994     $ 2,000        $ 2,000       N/A      N/A
12/31/1995    $50,000       $53,579       7.16%     7.16%        7.16%    12/31/1995     $ 4,000        $ 4,143      7.16%    7.16%
12/31/1996    $50,000       $55,001       2.65%     4.88%       10.00%    12/31/1996     $ 6,000        $ 6,253      2.65%    4.16%
12/31/1997    $50,000       $58,835       6.97%     5.57%       17.67%    12/31/1997     $ 8,000        $ 8,689      6.97%    5.53%
12/31/1998    $50,000       $62,403       6.07%     5.70%       24.81%    12/31/1998     $10,000        $11,216      6.07%    5.74%


                                                        Federated Utility Portfolio

                 $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1994
                        December 31, 1994                                                  and Yearly December 31st Thereafter
              -------------------------------------------                             ----------------------------------------------
              Values prior to current                                                  Values prior to current
              year's purchase payment   Non-Standardized                               year's purchase payment      Non-Standardized
              -----------------------  ------------------                             -------------------------    -----------------
                                         One      Average                                                           One      Average
                                         Year     Annual   Cumulative                                               Year     Annual
             Cumulative   Accumulated   Total      Total   Fund Total                  Cumulative   Accumulated    Total      Total
  Date        Payment        Value      Return    Return     Return        Date          Payment       Value       Return    Return
  ----        -------        -----      ------    ------     ------        ----          -------       -----       ------    ------
12/31/1994    $50,000       $50,000         N/A       N/A         N/A    12/31/1994       $ 2,000      $ 2,000          N/A      N/A
12/31/1995    $50,000       $61,182      22.36%    22.36%      22.36%    12/31/1995       $ 4,000      $ 4,447       22.36%   22.36%
12/31/1996    $50,000       $67,247       9.91%    15.97%      34.49%    12/31/1996       $ 6,000      $ 6,888        9.91%   14.14%
12/31/1997    $50,000       $83,914      24.78%    18.84%      67.83%    12/31/1997       $ 8,000      $10,595       24.78%   19.08%
12/31/1998    $50,000       $94,203      12.26%    17.16%      88.41%    12/31/1998       $10,000      $13,894       12.26%   16.51%

                                                            Montgomery Growth

                 $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1996
                        December 31, 1996                                                  and Yearly December 31st Thereafter
              -------------------------------------------                             ----------------------------------------------
              Values prior to current                                                  Values prior to current
              year's purchase payment   Non-Standardized                               year's purchase payment      Non-Standardized
              -----------------------  ------------------                             -------------------------    -----------------
                                         One      Average                                                           One      Average
                                         Year     Annual   Cumulative                                               Year     Annual
             Cumulative   Accumulated   Total      Total   Fund Total                  Cumulative   Accumulated    Total      Total
  Date        Payment        Value      Return    Return     Return        Date          Payment       Value       Return    Return
  ----        -------        -----      ------    ------     ------        ----          -------       -----       ------    ------
12/31/1996    $50,000       $50,000        N/A       N/A          N/A    12/31/1996       $2,000       $2,000         N/A       N/A
12/31/1997    $50,000       $63,349     26.70%    26.70%       26.70%    12/31/1997       $4,000       $4,534      26.70%    26.70%
12/31/1998    $50,000       $64,221      1.38%    13.33%       28.44%    12/31/1998       $6,000       $6,596       1.38%    9.63%

                                                      Montgomery Emerging Markets

                 $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1996
                        December 31, 1996                                                  and Yearly December 31st Thereafter
              -------------------------------------------                             ----------------------------------------------
              Values prior to current                                                  Values prior to current
              year's purchase payment   Non-Standardized                               year's purchase payment      Non-Standardized
              -----------------------  ------------------                             -------------------------    -----------------
                                         One      Average                                                           One      Average
                                         Year     Annual   Cumulative                                               Year     Annual
             Cumulative   Accumulated   Total      Total   Fund Total                  Cumulative   Accumulated    Total      Total
  Date        Payment        Value      Return    Return     Return        Date          Payment       Value       Return    Return
  ----        -------        -----      ------    ------     ------        ----          -------       -----       ------    ------
12/31/1996    $50,000       $50,000        N/A       N/A       N/A       12/31/1996       $2,000       $2,000        N/A       N/A
12/31/1997    $50,000       $48,960      -2.08%    -2.08%    -2.08%      12/31/1997       $4,000       $3,958      -2.08%    -2.08%
12/31/1998    $50,000       $30,111     -38.50%   -22.40%   -39.78%      12/31/1998       $6,000       $4,434     -38.50%   -28.87%

                                                       Strong International Stock

                 $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1995
                        December 31, 1995                                                  and Yearly December 31st Thereafter
              -------------------------------------------                             ----------------------------------------------
              Values prior to current                                                  Values prior to current
              year's purchase payment   Non-Standardized                               year's purchase payment      Non-Standardized
              -----------------------  ------------------                             -------------------------    -----------------
                                         One      Average                                                           One      Average
                                         Year     Annual   Cumulative                                               Year     Annual
             Cumulative   Accumulated   Total      Total   Fund Total                  Cumulative   Accumulated    Total      Total
  Date        Payment        Value      Return    Return     Return        Date          Payment       Value       Return    Return
  ----        -------        -----      ------    ------     ------        ----          -------       -----       ------    ------
12/31/1995    $50,000       $50,000       N/A       N/A        N/A      12/31/1995       $2,000        $2,000        N/A       N/A
12/31/1996    $50,000       $54,373      8.75%     8.75%      8.75%     12/31/1996       $4,000        $4,175       8.75%     8.75%
12/31/1997    $50,000       $46,313    -14.82%    -3.76%     -7.37%     12/31/1997       $6,000        $5,556     -14.82%    -7.59%
12/31/1998    $50,000       $43,433     -6.22%    -4.59%    -13.13%     12/31/1998       $8,000        $7,211      -6.22%    -6.89%

                                                           Strong Schafer Value

                 $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1997
                        December 31, 1997                                                  and Yearly December 31st Thereafter
              -------------------------------------------                             ----------------------------------------------
              Values prior to current                                                  Values prior to current
              year's purchase payment   Non-Standardized                               year's purchase payment      Non-Standardized
              -----------------------  ------------------                             -------------------------    -----------------
                                         One      Average                                                           One      Average
                                         Year     Annual   Cumulative                                               Year     Annual
             Cumulative   Accumulated   Total      Total   Fund Total                  Cumulative   Accumulated    Total      Total
  Date        Payment        Value      Return    Return     Return        Date          Payment       Value       Return    Return
  ----        -------        -----      ------    ------     ------        ----          -------       -----       ------    ------
12/31/1997    $50,000       $50,000        N/A       N/A         N/A     12/31/1997       $2,000       $2,000        N/A       N/A
12/31/1998    $50,000       $50,316       0.63%     0.63%       0.63%    12/31/1998       $4,000       $4,013       0.63%     0.63%

                                                       Wanger U.S. Small Cap Advisor

                 $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1995
                        December 31, 1995                                                  and Yearly December 31st Thereafter
              -------------------------------------------                             ----------------------------------------------
              Values prior to current                                                  Values prior to current
              year's purchase payment   Non-Standardized                               year's purchase payment      Non-Standardized
              -----------------------  ------------------                             -------------------------    -----------------
                                         One      Average                                                           One      Average
                                         Year     Annual   Cumulative                                               Year     Annual
             Cumulative   Accumulated   Total      Total   Fund Total                  Cumulative   Accumulated    Total      Total
  Date        Payment        Value      Return    Return     Return        Date          Payment       Value       Return    Return
  ----        -------        -----      ------    ------     ------        ----          -------       -----       ------    ------
12/31/1995    $50,000       $50,000       N/A       N/A         N/A      12/31/1995       $2,000      $ 2,000        N/A        N/A
12/31/1996    $50,000       $72,231     44.46%    44.46%      44.46%     12/31/1996       $4,000      $ 4,889      44.46%     44.46%
12/31/1997    $50,000       $92,111     27.52%    35.73%      84.22%     12/31/1997       $6,000      $ 8,235      27.52%     33.51%
12/31/1998    $50,000       $98,613      7.06%    25.41%      97.23%     12/31/1998       $8,000      $10,816       7.06%     20.52%


                                                 Wanger International Small Cap Advisor

                 $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1995
                        December 31, 1995                                                  and Yearly December 31st Thereafter
              -------------------------------------------                             ----------------------------------------------
              Values prior to current                                                  Values prior to current
              year's purchase payment   Non-Standardized                               year's purchase payment      Non-Standardized
              -----------------------  ------------------                             -------------------------    -----------------
                                         One      Average                                                           One      Average
                                         Year     Annual   Cumulative                                               Year     Annual
             Cumulative   Accumulated   Total      Total   Fund Total                  Cumulative   Accumulated    Total      Total
  Date        Payment        Value      Return    Return     Return        Date          Payment       Value       Return    Return
  ----        -------        -----      ------    ------     ------        ----          -------       -----       ------    ------
12/31/1995    $50,000       $50,000       N/A       N/A         N/A      12/31/1995       $2,000       $2,000        N/A       N/A
12/31/1996    $50,000       $65,039     30.08%    30.08%      30.08%     12/31/1996       $4,000       $4,602      30.08%    30.08%
12/31/1997    $50,000       $63,132     -2.93%    12.37%      26.26%     12/31/1997       $6,000       $6,467      -2.93%     7.59%
12/31/1998    $50,000       $72,346     14.59%    13.10%      44.69%     12/31/1998       $8,000       $9,410      14.59%    10.93%

                                                   Warburg Pincus International Equity

                 $50,000 Single Purchase Payment Made                                 $2,000 Purchase Payment Made December 31, 1995
                        December 31, 1995                                                  and Yearly December 31st Thereafter
              -------------------------------------------                             ----------------------------------------------
              Values prior to current                                                  Values prior to current
              year's purchase payment   Non-Standardized                               year's purchase payment      Non-Standardized
              -----------------------  ------------------                             -------------------------    -----------------
                                         One      Average                                                           One      Average
                                         Year     Annual   Cumulative                                               Year     Annual
             Cumulative   Accumulated   Total      Total   Fund Total                  Cumulative   Accumulated    Total      Total
  Date        Payment        Value      Return    Return     Return        Date          Payment       Value       Return    Return
  ----        -------        -----      ------    ------     ------        ----          -------       -----       ------    ------
12/31/1995    $50,000       $50,000        N/A       N/A         N/A      12/31/1995      $2,000       $2,000        N/A       N/A
12/31/1996    $50,000       $54,200       8.40%     8.40%       8.40%     12/31/1996      $4,000       $4,168       8.40%     8.40%
12/31/1997    $50,000       $52,126      -3.83%     2.10%       4.25%     12/31/1997      $6,000       $6,009      -3.83%     0.14%
12/31/1998    $50,000       $54,093       3.77%     2.66%       8.19%     12/31/1998      $8,000       $8,235       3.77%     1.93%

                      Warburg Pincus Small Company Growth


            $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1995
                     December 31, 1995                                                   and Yearly December 31st Thereafter
            ------------------------------------                                    ----------------------------------------------
            Values prior to current                                                 Values prior to current
            year's purchase payment   Non-Standardized                              year's purchase payment       Non-Standardized
            -----------------------   ----------------                              -----------------------       ----------------
                                       One     Average                                                            One     Average
                                       Year     Annual   Cumulative                                              Year     Annual
            Cumulative  Accumulated   Total     Total    Fund Total                 Cumulative   Accumulated     Total     Total
    Date     Payment       Value      Return    Return     Return          Date      Payment        Value       Return    Return
    ----     -------       -----      ------    ------     ------          ----     --------        -----       ------    ------
12/31/1995     $50,000      $50,000      N/A       N/A          N/A     12/31/1995     $ 2,000       $ 2,000       N/A       N/A
12/31/1996     $50,000      $56,111    12.22%    12.22%       12.22%    12/31/1996     $ 4,000       $ 4,244     12.22%    12.22%
12/31/1997     $50,000      $63,936    13.94%    13.08%       27.87%    12/31/1997     $ 6,000       $ 6,836     13.94%    13.35%
12/31/1998     $50,000      $61,170    -4.33%     6.95%       22.34%    12/31/1998     $ 8,000       $ 8,541     -4.33%     4.38%


                          WRL Alger Aggressive Growth


            $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1994
                      December 31, 1994                                                  and Yearly December 31st Thereafter
            ------------------------------------                                    ----------------------------------------------
            Values prior to current                                                 Values prior to current
            year's purchase payment   Non-Standardized                              year's purchase payment      Non-Standardized
            -----------------------   ----------------                              -----------------------      ----------------
                                       One     Average                                                            One     Average
                                       Year     Annual   Cumulative                                              Year     Annual
            Cumulative  Accumulated   Total     Total    Fund Total                 Cumulative   Accumulated     Total     Total
    Date     Payment       Value      Return    Return     Return          Date      Payment        Value       Return    Return
    ----    ----------  -----------   ------    ------   ----------        ----     ----------      -----       ------    ------
12/31/1994     $50,000     $ 50,000      N/A       N/A          N/A     12/31/1994     $ 2,000       $ 2,000       N/A       N/A
12/31/1995     $50,000     $ 68,007    36.01%    36.01%       36.01%    12/31/1995     $ 4,000       $ 4,720     36.01%    36.01%
12/31/1996     $50,000     $ 73,997     8.81%    21.65%       47.99%    12/31/1996     $ 6,000       $ 7,136      8.81%    17.87%
12/31/1997     $50,000     $ 90,348    22.10%    21.80%       80.70%    12/31/1997     $ 8,000       $10,713     22.10%    19.85%
12/31/1998     $50,000     $132,389    46.53%    27.56%      164.78%    12/31/1998     $10,000       $17,698     46.53%    28.88%


                    WRL J.P. Morgan Real Estate Securities

            $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1998
                      December 31, 1998                                                  and Yearly December 31st Thereafter
            ------------------------------------                                    ----------------------------------------------
            Values prior to current                                                 Values prior to current
            year's purchase payment   Non-Standardized                              year's purchase payment      Non-Standardized
            -----------------------   ----------------                              -----------------------      ----------------
                                       One     Average                                                            One     Average
                                       Year     Annual   Cumulative                                              Year     Annual
            Cumulative  Accumulated   Total     Total    Fund Total                 Cumulative   Accumulated     Total     Total
    Date     Payment       Value      Return    Return     Return          Date      Payment        Value       Return    Return
    ----    ----------  -----------   ------    ------   ----------        ----     ----------      -----       ------    ------
12/31/1998     $50,000      $50,000      N/A       N/A          N/A     12/31/1998     $ 2,000       $ 2,000       N/A       N/A

                               WRL Janus Global

            $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1992
                      December 31, 1992                                                  and Yearly December 31st Thereafter
            ------------------------------------                                    ----------------------------------------------
            Values prior to current                                                 Values prior to current
            year's purchase payment   Non-Standardized                              year's purchase payment      Non-Standardized
            -----------------------   ----------------                              -----------------------      ----------------
                                       One     Average                                                            One     Average
                                       Year     Annual   Cumulative                                              Year     Annual
            Cumulative  Accumulated   Total     Total    Fund Total                 Cumulative   Accumulated     Total     Total
    Date     Payment       Value      Return    Return     Return          Date      Payment        Value       Return    Return
    ----    ----------  -----------   ------    ------   ----------        ----     ----------      -----       ------    ------
12/31/1992     $50,000     $ 50,000      N/A       N/A          N/A     12/31/1992     $ 2,000       $ 2,000       N/A       N/A
12/31/1993     $50,000     $ 66,546    33.09%    33.09%       33.09%    12/31/1993     $ 4,000       $ 4,662     33.09%    33.09%
12/31/1994     $50,000     $ 65,721    -1.24%    14.65%       31.44%    12/31/1994     $ 6,000       $ 6,604     -1.24%     9.75%
12/31/1995     $50,000     $ 79,693    21.26%    16.81%       59.39%    12/31/1995     $ 8,000       $10,008     21.26%    15.15%
12/31/1996     $50,000     $100,306    25.87%    19.01%      100.61%    12/31/1996     $10,000       $14,597     25.87%    19.01%
12/31/1997     $50,000     $117,364    17.01%    18.61%      134.73%    12/31/1997     $12,000       $19,079     17.01%    18.41%
12/31/1998     $50,000     $150,359    28.11%    20.14%      200.72%    12/31/1998     $14,000       $26,443     28.11%    20.76%


                                WRL Janus Growth

            $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1986
                      December 31, 1986                                                  and Yearly December 31st Thereafter
            ------------------------------------                                    ----------------------------------------------
            Values prior to current                                                 Values prior to current
            year's purchase payment   Non-Standardized                              year's purchase payment      Non-Standardized
            -----------------------   ----------------                              -----------------------      ----------------
                                       One     Average                                                            One     Average
                                       Year     Annual   Cumulative                                              Year     Annual
            Cumulative  Accumulated   Total     Total    Fund Total                 Cumulative   Accumulated     Total     Total
    Date     Payment       Value      Return    Return     Return          Date      Payment        Value       Return    Return
    ----    ----------  -----------   ------    ------   ----------        ----     ----------      -----       ------    ------
12/31/1986     $50,000     $ 50,000      N/A       N/A          N/A     12/31/1986     $ 2,000      $  2,000       N/A       N/A
12/31/1987     $50,000     $ 54,626     9.25%     9.25%        9.25%    12/31/1987     $ 4,000      $  4,185      9.25%     9.25%
12/31/1988     $50,000     $ 63,844    16.87%    13.00%       27.69%    12/31/1988     $ 6,000      $  6,891     16.87%    14.18%
12/31/1989     $50,000     $ 92,519    44.91%    22.77%       85.04%    12/31/1989     $ 8,000      $ 11,986     44.91%    27.74%
12/31/1990     $50,000     $ 90,938    -1.71%    16.13%       81.88%    12/31/1990     $10,000      $ 13,782     -1.71%    16.10%
12/31/1991     $50,000     $143,230    57.50%    23.43%      186.46%    12/31/1991     $12,000      $ 23,706     57.50%    27.06%
12/31/1992     $50,000     $144,399     0.82%    19.33%      188.80%    12/31/1992     $14,000      $ 25,900      0.82%    20.09%
12/31/1993     $50,000     $147,925     2.44%    16.76%      195.85%    12/31/1993     $16,000      $ 28,532      2.44%    16.05%
12/31/1994     $50,000     $133,600    -9.68%    13.07%      167.20%    12/31/1994     $18,000      $ 27,769     -9.68%    10.53%
12/31/1995     $50,000     $193,715    45.00%    16.24%      287.43%    12/31/1995     $20,000      $ 42,264     45.00%    15.82%
12/31/1996     $50,000     $225,139    16.22%    16.24%      350.28%    12/31/1996     $22,000      $ 51,121     16.22%    15.88%
12/31/1997     $50,000     $260,744    15.81%    16.20%      421.49%    12/31/1997     $24,000      $ 61,205     15.81%    15.87%
12/31/1998     $50,000     $422,697    62.11%    19.47%      745.39%    12/31/1998     $26,000      $101,221     62.11%    20.61%

                        WRL LKCM Strategic Total Return

            $50,000 Single Purchase Payment Made                                    $2,000 Purchase Payment Made December 31, 1993
                      December 31, 1993                                                  and Yearly December 31st Thereafter
            ------------------------------------                                    ----------------------------------------------
            Values prior to current                                                 Values prior to current
            year's purchase payment   Non-Standardized                              year's purchase payment      Non-Standardized
            -----------------------   ----------------                              -----------------------      ----------------
                                       One     Average                                                            One     Average
                                       Year     Annual   Cumulative                                              Year     Annual
            Cumulative  Accumulated   Total     Total    Fund Total                 Cumulative   Accumulated     Total     Total
    Date     Payment       Value      Return    Return     Return          Date      Payment        Value       Return    Return
    ----    ----------  -----------   ------    ------   ----------        ----     ----------      -----       ------    ------
12/31/1993     $50,000      $50,000      N/A       N/A          N/A     12/31/1993     $ 2,000      $ 2,000        N/A       N/A
12/31/1994     $50,000      $48,993    -2.01%    -2.01%       -2.01%    12/31/1994     $ 4,000      $ 3,960      -2.01%    -2.01%
12/31/1995     $50,000      $60,180    22.83%     9.71%       20.36%    12/31/1995     $ 6,000      $ 6,864      22.83%    13.77%
12/31/1996     $50,000      $68,183    13.30%    10.89%       36.37%    12/31/1996     $ 8,000      $ 9,777      13.30%    13.54%
12/31/1997     $50,000      $81,808    19.98%    13.10%       63.62%    12/31/1997     $10,000      $13,730      19.98%    15.91%
12/31/1998     $50,000      $88,346     7.99%    12.06%       76.69%    12/31/1998     $12,000      $16,828       7.99%    13.43%


Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .    quality of underlying investments;

     .    average maturity of underlying investments;

     .    type of instruments in which the Portfolio is invested;

     .    changes in interest rates and market value of underlying investments;

     .    changes in Portfolio expenses; and

     .    the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's General Account assets. The General Account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company.

The Company is a wholly owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.16% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.

                                     TAXES

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Contract Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.


                      STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract.

The Contract is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Peoples Benefit is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Contract Owners as of ended December 31, 1999, and for the year then ended and the period October 26, 1998 (commencement of operations) through December 31, 1998, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of Peoples Benefit as of December 31, 1999, and 1998, and for each of the three years in the period ended December 31, 1999, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Contract Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                             Financial Statements

                    Peoples Benefit Life Insurance Company
                      Separate Account V - Advisor's Edge
                               Variable Annuity

                         Year ended December 31, 1999
                      with Report of Independent Auditors

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                             Financial Statements


                         Year ended December 31, 1999






                                   Contents

Report of Independent Auditors................................................1

Financial Statements

Balance Sheets................................................................2
Statements of Operations.....................................................12
Statements of Changes in Contract Owners' Equity.............................17
Notes to Financial Statements................................................27

                         Report of Independent Auditors



The Board of Directors and Contract Owners of the Advisor's Edge Variable Annuity,
Peoples Benefit Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the DFA Small Value, DFA Large Value, DFA International Value, DFA International Small, DFA Short-Term Fixed, DFA Global Bond, Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap Advisor, Wanger International Small Cap Advisor, Montgomery Growth, Montgomery Emerging Markets, Stong International Stock Fund II, Strong Schafer Value Fund II, T. Rowe Price International Stock, Dreyfus Small Cap Value, Endeavor Enhanced Inedex, Stein Roe Special Venture Fund Variable Series, Warburg Pincus International Equity, Warburg Pincus Small Company Growth, WRL Janus Growth, WRL Janus Global, WRL LKCM Strategic Total Return, WRL Alger Aggressive Growth, and WRL J.P. Morgan Real Estate Securities subaccounts), which are available for investment by contract owners of the Advisor's Edge Variable Annuity, as of December 31, 1999, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor's Edge Variable Annuity at December 31, 1999, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                                Balance Sheets

                               December 31, 1999



                                                                                   DFA             DFA
                                                   DFA Small     DFA Large    International   International
                                                     Value         Value          Value           Small
                                                   Subaccount    Subaccount     Subaccount     Subaccount
                                                  ------------- ------------- --------------- --------------
Assets
Cash                                              $         2   $          2  $          2    $         1
Investments in mutual funds, at current market
   value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                     12,098,908              -             -              -
     DFA Large Value Portfolio                              -     19,624,375             -              -
     DFA International Value Portfolio                      -              -    15,726,719              -
     DFA International Small Portfolio                      -              -             -      7,438,563
     DFA Short-Term Fixed Portfolio                         -              -             -              -
     DFA Global Bond Portfolio                              -              -             -              -
   The Federated Insurance Series:
     Federated American Leaders
       Fund II                                              -              -             -              -
     Federated Utility Fund II                              -              -             -              -
     Federated Prime Money Fund II                          -              -             -              -
     Federated High Income Bond Fund II                     -              -             -              -
     Federated Fund for U. S. Government
       Securities II                                        -              -             -              -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                         -              -             -              -
     Wanger International Small Cap Advisor                 -              -             -              -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                            -              -             -              -
     Montgomery Emerging Markets Portfolio                  -              -             -              -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                     -              -             -              -
     Strong Schafer Value Fund II                           -              -             -              -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio            -              -             -              -
     Dreyfus Small Cap Value Portfolio                      -              -             -              -
     Endeavor Enhanced Index Portfolio                      -              -             -              -

                                                                                          Federated
                                Federated                                  Federated      Fund for
                                 American      Federated     Federated    High Income       U. S.         Wanger
DFA Short-Term    DFA Global     Leaders        Utility     Prime Money       Bond       Government     U. S. Small
     Fixed           Bond        Fund II        Fund II       Fund II       Fund II      Securities     Cap Advisor
  Subaccount      Subaccount    Subaccount    Subaccount     Subaccount    Subaccount   II Subaccount   Subaccount
---------------------------------------------------------------------------------------------------------------------
$         2      $        1    $      206    $         -    $         8   $       142   $         7    $         -


          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -
 12,071,174               -             -              -              -             -             -              -
          -       7,557,182             -              -              -             -             -              -


          -               -     8,157,588              -              -             -             -              -
          -               -             -      1,768,896              -             -             -              -
          -               -             -              -     11,720,307             -             -              -
          -               -             -              -              -     8,057,926             -              -

          -               -             -              -              -             -     6,828,901              -

          -               -             -              -              -             -             -      3,993,842
          -               -             -              -              -             -             -              -

          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -

          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -

          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -
          -               -             -              -              -             -             -              -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                          Balance Sheets (continued)



                                                                                     DFA             DFA
                                                    DFA Small      DFA Large    International   International
                                                      Value          Value          Value           Small
                                                    Subaccount    Subaccount      Subaccount     Subaccount
                                                   ------------- -------------- --------------- --------------
Assets (continued)
Investments in mutual funds, at current market
   value (continued):
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund, Variable
       Series                                      $          -  $          -   $          -    $         _
   Warburg Pincus Trust:
     Warburg Pincus International Equity                      -             -              -              -
       Portfolio
     Warburg Pincus Small Company Growth
       Portfolio                                              -             -              -              -
   WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                               -             -              -              -
     WRL Janus Global Portfolio                               -             -              -              -
     WRL LKCM Strategic Total Return Portfolio                -             -              -              -
     WRL Alger Aggressive Growth Portfolio                    -             -              -              -
     WRL J. P. Morgan Real Estate Securities
       Portfolio                                              -             -              -              -
                                                   ------------- -------------- --------------- --------------
Total investments in mutual funds                    12,098,908    19,624,375     15,726,719      7,438,563
                                                   ------------- -------------- --------------- --------------
Total assets                                        $12,098,910   $19,624,377    $15,726,721     $7,438,564
                                                   ============= ============== =============== ==============

Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable                    $             $              $               $
                                                              -             -              -              -
                                                   ------------- -------------- --------------- --------------
Total liabilities                                             -             -              -              -

Contract owners' equity:
  Deferred annuity contracts terminable by owners    12,098,910    19,624,377     15,726,721      7,438,564
                                                   ------------- -------------- --------------- --------------
Total liabilities and contract owners' equity       $12,098,910   $19,624,377    $15,726,721     $7,438,564
                                                   ============= ============== =============== ==============



See accompanying notes.

                                                                                          Federated
                                Federated                                  Federated      Fund for
                                 American      Federated     Federated    High Income       U. S.         Wanger
DFA Short-Term    DFA Global     Leaders        Utility     Prime Money       Bond       Government     U. S. Small
     Fixed           Bond        Fund II        Fund II       Fund II       Fund II      Securities     Cap Advisor
  Subaccount      Subaccount    Subaccount    Subaccount     Subaccount    Subaccount   II Subaccount   Subaccount
---------------------------------------------------------------------------------------------------------------------


$         -      $         -   $        -    $         -    $         -   $         -   $         -    $         -

          -                -            -              -              -             -             -              -

          -                -            -              -              -             -             -              -

          -                -            -              -              -             -             -              -
          -                -            -              -              -             -             -              -
          -                -            -              -              -             -             -              -
          -                -            -              -              -             -             -              -

          -                -            -              -              -             -             -              -
---------------- ------------- ------------- -------------- ------------- ------------- -------------- --------------
 12,071,174        7,557,182    8,157,588      1,768,896     11,720,307     8,057,926     6,828,901      3,993,842
---------------- ------------- ------------- -------------- ------------- ------------- -------------- --------------
$12,071,176       $7,557,183   $8,157,794     $1,768,896    $11,720,315    $8,058,068    $6,828,908     $3,993,842
================ ============= ============= ============== ============= ============= ============== ==============


$                $             $             $              $             $             $              $
          -                -            -              7              -             -             -             46
---------------------------------------------------------------------------------------------------------------------
          -                -            -              7              -             -             -             46


 12,071,176        7,557,183    8,157,794      1,768,889     11,720,315     8,058,068     6,828,908      3,993,796
---------------------------------------------------------------------------------------------------------------------
$12,071,176       $7,557,183   $8,157,794     $1,768,896    $11,720,315    $8,058,068    $6,828,908     $3,993,842
=====================================================================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)

                                           Wanger                                        Strong         Strong
                                        International                   Montgomery    International     Schafer
                                          Small Cap      Montgomery      Emerging         Stock          Value
                                           Advisor         Growth         Markets        Fund II        Fund II
                                         Subaccount      Subaccount     Subaccount     Subaccount     Subaccount
                                        -------------- --------------- -------------- -------------- --------------
Assets (continued)
Cash                                    $          -   $          -    $          -   $           -  $           -
Investments in mutual funds, at
   current market value:
   DFA Investment Dimensions Group,
     Inc.:
     DFA Small Value Portfolio                     -              -               -              -             -
     DFA Large Value Portfolio                     -              -               -              -             -
     DFA International Value Portfolio             -              -               -              -             -
     DFA International Small Portfolio             -              -               -              -             -
     DFA Short-Term Fixed Portfolio                -              -               -              -             -
     DFA Global Bond Portfolio                     -              -               -              -             -
   The Federated Insurance Series:
     Federated American Leaders
       Fund II                                     -              -               -              -             -
     Federated Utility Fund II                     -              -               -              -             -
     Federated Prime Money Fund II                 -              -               -              -             -
     Federated High Income Bond Fund
       II                                          -              -               -              -             -
     Federated Fund for U. S.
       Government Securities II                    -              -               -              -             -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                -              -               -              -             -
     Wanger International Small Cap
       Advisor                             6,642,249              -               -              -             -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                   -      1,765,306               -              -             -
     Montgomery Emerging Markets
       Portfolio                                   -              -       2,423,370              -             -
   Strong Variable Insurance Funds,
     Inc.:
     Strong International Stock Fund
       II                                          -              -               -        853,826             -
     Strong Schafer Value Fund II                  -              -               -              -       525,283
   Endeavor Series Trust:
     T. Rowe Price International
       Stock Portfolio                             -              -               -              -             -
     Dreyfus Small Cap Value Portfolio             -              -               -              -             -
     Endeavor Enhanced Index Portfolio             -              -               -              -             -

                                                                              Warburg         Warburg
                                           Endeavor         Stein Roe          Pincus       Pincus Small
       T. Rowe Price     Dreyfus Small     Enhanced      Special Venture   International      Company
       International       Cap Value         Index        Fund Variable        Equity          Growth
     Stock Subaccount     Subaccount      Subaccount    Series Subaccount    Subaccount      Subaccount
     ------------------ ---------------- -------------- ------------------ --------------- ---------------

     $              -   $          -     $         -    $           -      $          -    $         -


                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -

                 -                 -               -                -                 -              -


                 -                 -               -                -                 -              -
                 -                 -               -                -                 -              -


         5,078,345                 -               -                -                 -              -

                 -         2,339,676               -                -                 -              -

                 -                 -       6,656,089                -                 -              -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                          Balance Sheets (continued)


                                                  Wanger                                        Strong         Strong
                                              International                   Montgomery    International     Schafer
                                                Small Cap      Montgomery      Emerging         Stock          Value
                                                 Advisor         Growth         Markets        Fund II        Fund II
                                                Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
                                              --------------- -------------- -------------- --------------- -------------
Assets (continued)
Investments in mutual funds, at current
   market value (continued):
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund,
       Variable Series                        $         -     $         -    $         -    $           -   $        -
   Warburg Pincus Trust:
     Warburg Pincus International Equity
       Portfolio                                        -               -              -              -              -
     Warburg Pincus Small Company Growth
       Portfolio                                        -               -              -              -              -
  WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                         -               -              -              -              -
     WRL Janus Global Portfolio                         -               -              -              -              -
     WRLK LKCM Strategic Total Return
       Portfolio                                        -               -              -              -              -
     WRL Alger Aggressive Growth Portfolio              -               -              -              -              -
     WRL J. P. Morgan Real Estate
       Securities Portfolio                             -               -              -              -              -
                                              --------------- -------------- -------------- --------------- -------------
Total investments in mutual funds               6,642,249       1,765,306      2,423,370        853,826        525,283
                                              --------------- -------------- -------------- --------------- -------------
Total assets                                   $6,642,249      $1,765,306     $2,423,370       $853,826       $525,283
                                              =============== ============== ============== =============== =============

Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable               $               $              $              $           8   $
                                                       74              13             19                             6
                                              --------------- -------------- -------------- --------------- -------------
Total liabilities                                      74              13             19              8              6

Contract owners' equity:
  Deferred annuity contracts terminable by
     owners                                     6,642,175       1,765,293      2,423,351        853,818        525,277
                                              --------------- -------------- -------------- --------------- -------------
Total liabilities and contract owners'
   equity                                      $6,642,249      $1,765,306     $2,423,370       $853,826       $525,283
                                              =============== ============== ============== =============== =============



See accompanying notes.

                                                           Stein Roe         Warburg          Warburg
     T. Rowe Price                        Endeavor      Special Venture       Pincus        Pincus Small
     International      Dreyfus Small     Enhanced       Fund Variable     International      Company
         Stock            Cap Value         Index            Series           Equity           Growth
      Subaccount         Subaccount      Subaccount        Subaccount       Subaccount       Subaccount
   ------------------- ---------------- -------------- ------------------ ---------------- ---------------
      $           -      $        -      $        -        $175,606          $        -     $        -


               -                  -               -               -           2,165,506              -

               -                  -               -               -                   -      5,896,657

               -                  -               -               -                   -              -
               -                  -               -               -                   -              -

               -                  -               -               -                   -              -
               -                  -               -               -                   -              -

               -                  -               -               -                   -              -
   ------------------- ---------------- -------------- ------------------ ---------------- ---------------
       5,078,345          2,339,676       6,656,089         175,606           2,165,506      5,896,657
   ------------------- ---------------- -------------- ------------------ ---------------- ---------------
      $5,078,345         $2,339,676      $6,656,089        $175,606          $2,165,506     $5,896,657
   =================== ================ ============== ================== ================ ===============



      $       33         $       24      $                 $      1          $       14     $
                                                  1                                                 23
   ------------------- ---------------- -------------- ------------------ ---------------- ---------------
              33                 24               1               1                  14             23



       5,078,312          2,339,652       6,656,088         175,605           2,165,492      5,896,634
   ------------------- ---------------- -------------- ------------------ ---------------- ---------------
      $5,078,345         $2,339,676      $6,656,089        $175,606          $2,165,506     $5,896,657
   =================== ================ ============== ================== ================ ===============

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)



                                                                                                       WRL J. P.
                                                                         WRL LKCM       WRL Alger     Morgan Real
                                          WRL Janus      WRL Janus       Strategic     Aggressive       Estate
                                           Growth          Global      Total Return      Growth       Securities
                                         Subaccount      Subaccount     Subaccount     Subaccount     Subaccount
                                        -------------- --------------- -------------- -------------- --------------
Assets (continued)
Cash                                    $          6   $          2    $          -   $           -  $           -
Investments in mutual funds, at
   current market value:
   DFA Investment Dimensions Group,
     Inc.:
     DFA Small Value Portfolio                     -              -               -              -             -
     DFA Large Value Portfolio                     -              -               -              -             -
     DFA International Value Portfolio             -              -               -              -             -
     DFA International Small Portfolio             -              -               -              -             -
     DFA Short-Term Fixed Portfolio                -              -               -              -             -
     DFA Global Bond Portfolio                     -              -               -              -             -
   The Federated Insurance Series:
     Federated American Leaders
       Fund II                                     -              -               -              -             -
     Federated Utility Fund II                     -              -               -              -             -
     Federated Prime Money Fund II                 -              -               -              -             -
     Federated High Income Bond Fund
       II                                          -              -               -              -             -
     Federated Fund for U. S.
       Government Securities II                    -              -               -              -             -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                -              -               -              -             -
     Wanger International Small Cap
       Advisor                                     -              -               -              -             -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                   -              -               -              -             -
     Montgomery Emerging Markets
       Portfolio                                   -              -               -              -             -
   Strong Variable Insurance Funds,
     Inc.:
     Strong International Stock Fund               -              -               -              -             -
       II
     Strong Schafer Value Fund II                  -              -               -              -             -
   Endeavor Series Trust:
     T. Rowe Price International
       Stock Portfolio                             -              -               -              -             -
     Dreyfus Small Cap Value Portfolio
                                                   -              -               -              -             -
     Endeavor Enhanced Index Portfolio
                                                   -              -               -              -             -

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)

                                                                                                                       WRL J. P.
                                                                                         WRL LKCM       WRL Alger     Morgan Real
                                                          WRL Janus       WRL Janus      Strategic      Aggressive       Estate
                                                            Growth         Global      Total Return       Growth       Securities
                                                          Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
                                                        --------------- -------------- -------------- --------------- -------------
Assets (continued)
Investments in mutual funds, at current
   market value (continued):
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund,
       Variable Series                                  $         -     $         -    $         -    $         -       $      -
   Warburg Pincus Trust:
     Warburg Pincus International Equity
       Portfolio                                                  -               -              -              -              -
     Warburg Pincus Small Company Growth
       Portfolio                                                  -               -              -              -              -
  WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                           3,269,952               -              -              -              -
     WRL Janus Global Portfolio                                   -       2,430,348              -              -              -
     WRLK LKCM Strategic Total Return
       Portfolio                                                  -               -        154,943              -              -
     WRL Alger Aggressive Growth Portfolio                        -               -              -        970,789              -
     WRL J. P. Morgan Real Estate
       Securities Portfolio                                       -               -              -              -        493,409
                                                        --------------- -------------- -------------- --------------- -------------
Total investments in mutual funds                         3,269,952       2,430,348        154,943        970,789        493,409
                                                        --------------- -------------- -------------- --------------- -------------
Total assets                                             $3,269,958      $2,430,350       $154,943       $970,789       $493,409
                                                        =============== ============== ============== =============== =============

Liabilities and contract owners' equity Liabilities:
  Contract terminations payable                         $               $              $              $         2
                                                                  -               -              1                             1
                                                        --------------- -------------- -------------- --------------- -------------
Total liabilities                                                 -               -              1              2              1

Contract owners' equity:
  Deferred annuity contracts terminable by
     owners                                               3,269,958       2,430,350        154,942        970,787        493,408
                                                        --------------- -------------- -------------- --------------- -------------
Total liabilities and contract owners' equity            $3,269,958      $2,430,350       $154,943       $970,789       $493,409
                                                        =============== ============== ============== =============== =============




See accompanying notes.

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                            Statements of Operations

                  Year ended December 31, 1999, except as noted




                                                                                           DFA             DFA
                                                          DFA Small      DFA Large    International   International
                                                            Value          Value          Value           Small
                                                          Subaccount    Subaccount      Subaccount     Subaccount
                                                         ------------- -------------- --------------- --------------
Net investment income (loss) Income:
   Dividends                                              $2,203,537    $3,714,247     $1,296,534     $   251,826
Expenses:
   Administrative, mortality and expense risk
     charges                                                  72,369       119,884         87,592          45,873
                                                         ------------- -------------- --------------- --------------
Net investment income (loss)                               2,131,168     3,594,363      1,208,942         205,953

Net realized and unrealized capital gain (loss) from
investments
Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                     4,099,417     4,763,934      3,978,500       2,465,534
   Cost of investments sold                                4,118,585     3,956,561      3,654,864       2,994,675
                                                         ------------- -------------- --------------- --------------
Net realized capital gain (loss) from sales of
   investments                                               (19,168)      807,373        323,636        (529,141)

Net change in unrealized
   appreciation/depreciation of investments:
   Beginning of the period                                  (118,992)    2,157,682        108,296      (1,955,049)
   End of the period                                      (1,300,463)   (1,705,378)     1,049,875        (585,879)
                                                         ------------- -------------- --------------- --------------
Net change in unrealized
   appreciation/depreciation of investments               (1,181,471)   (3,863,060)       941,579       1,369,170
                                                         ------------- -------------- --------------- --------------
Net realized and unrealized capital gain (loss)
   from investments                                       (1,200,639)   (3,055,687)     1,265,215         840,029
                                                         ------------- -------------- --------------- --------------
Increase (decrease) from operations                      $   930,529   $   538,676     $2,474,157      $1,045,982
                                                         ============= ============== =============== ==============

(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

                                                                                             Federated
                                Federated                     Federated                      Fund for
                                 American      Federated        Prime        Federated         U. S.         Wanger
  DFA Short-      DFA Global     Leaders        Utility         Money       High Income      Government    U. S. Small
  Term Fixed         Bond        Fund II        Fund II        Fund II      Bond Fund II   Securities II   Cap Advisor
  Subaccount      Subaccount    Subaccount    Subaccount     Subaccount      Subaccount      Subaccount    Subaccount
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------
$   524,603      $   416,355   $   646,745    $  92,084     $     402,961   $   601,167     $   268,785    $   323,296


     62,406           39,832        50,332       10,431           59,347         51,000          43,090         23,921
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------
    462,197          376,523       596,413       81,653          343,614        550,167         225,695        299,375





  2,995,682        1,865,172     2,964,715      442,973       45,176,066      2,852,936       1,966,826      5,420,586
  2,939,382        1,828,054     2,649,796      412,727       45,176,066      2,824,838       1,934,273      5,166,621
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------

     56,300           37,118       314,919       30,246                -         28,098          32,553        253,965



      6,266           12,693       698,724      111,682                -        307,436         184,873        409,747
   (183,102)        (210,291)      115,060       23,962                -       (162,942        (149,668)       607,609
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------

   (189,368)        (222,984)     (583,664)     (87,720)               -       (470,378)       (334,541)       197,862
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------

   (133,068)        (185,866)     (268,745)     (57,474)               -       (442,280)       (301,988)       451,827
---------------- ------------- ------------- -------------- -------------- --------------- -------------- --------------
$   329,129      $   190,657   $   327,668    $  24,179     $     343,614   $   107,887    $    (76,293)   $   751,202
================ ============= ============= ============== ============== =============== ============== ==============

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)




                                                 Wanger                                        Strong          Strong
                                              International                   Montgomery    International     Schafer
                                                Small Cap      Montgomery      Emerging         Stock          Value
                                                 Advisor         Growth         Markets        Fund II        Fund II
                                              Subaccount       Subaccount      Subaccount     Subaccount     Subaccount
                                              -------------- --------------- -------------- -------------- ---------------
Net investment income (loss)
Income:
   Dividends                                  $     53,478   $     14,495    $        236   $       335      $  39,767
Expenses:
   Administrative, mortality and
     expense risk charges                          26,265          8,293           14,720         1,863          4,393
                                              -------------- --------------- -------------- -------------- ---------------
Net investment income (loss)                       27,213          6,202          (14,484)       (1,528)        35,374

Net realized and unrealized
capital gain (loss) from
investments
Net realized capital gain (loss) from
   sales of investments:
   Proceeds from sales                          4,742,397      1,205,105        2,866,336     1,189,539        538,079
   Cost of investments sold                     3,486,714      1,030,062        3,153,391     1,103,863        539,166
                                              -------------- --------------- -------------- -------------- ---------------
Net realized capital gain (loss)
   from sales of investments                    1,255,683        175,043         (287,055)       85,676         (1,087)

Net change in unrealized
   appreciation/depreciation of
   investments:
   Beginning of the period                        193,410         56,866         (823,817)        4,479          8,736
   End of the period                            2,602,515        158,305          526,959       235,886        (46,666)
                                              -------------- --------------- -------------- -------------- ---------------
Net change in unrealized
   appreciation/depreciation of
   investments                                  2,409,105        101,439        1,350,776       231,407        (55,402)
                                              -------------- --------------- -------------- -------------- ---------------
Net realized and unrealized capital
   gain (loss) from investments                 3,664,788        276,482        1,063,721       317,083        (56,489)
                                              -------------- --------------- -------------- -------------- ---------------
Increase (decrease) from operations            $3,692,001    $   282,684       $1,049,237   $   315,555      $ (21,115)
                                              ============== =============== ============== ============== ===============


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

                                                         Stein Roe         Warburg           Warburg
    T. Rowe Price                       Endeavor      Special Venture       Pincus            Pincus
    International     Dreyfus Small     Enhanced       Fund Variable     International    Small Company
         Stock          Cap Value         Index            Series           Equity            Growth
      Subaccount       Subaccount      Subaccount        Subaccount       Subaccount        Subaccount
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------
    $   30,756        $   321,266     $   220,316         $     -         $    18,751       $  151,083


        15,047             16,354          34,281             748              16,924           14,051
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------
        15,709            304,912         186,035            (748)              1,827          137,032






     2,630,878          4,033,562       7,894,317          80,215           8,098,642        8,384,558
     2,483,499          3,593,374       7,694,278          89,484           7,589,716        7,807,076
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------

       147,379            440,188         200,039          (9,269)            508,926          577,482




        48,700            336,080         130,956         (11,012)             32,137          103,897
       908,771            253,281         527,947          51,901             412,990        1,659,503
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------


       860,071            (82,799)        396,991          62,913             380,853        1,555,606
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------

     1,007,450            357,389         597,030          53,644             889,779        2,133,088
  ------------------ ---------------- -------------- ------------------ ---------------- -----------------
    $1,023,159        $   662,301     $   783,065         $52,896         $   891,606       $2,270,120
  ================== ================ ============== ================== ================ =================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)


                                                                                                              WRL J. P.
                                                                           WRL LKCM         WRL Alger        Morgan Real
                                        WRL Janus        WRL Janus         Strategic        Aggressive          Estate
                                         Growth            Global        Total Return         Growth          Securities
                                     Subaccount (1)    Subaccount (1)   Subaccount (1)    Subaccount (1)    Subaccount (1)
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)
Income:
   Dividends                         $   458,267         $121,042             $9,080     $    86,801        $    1,625
Expenses:
   Administrative, mortality and
     expense risk charges                  4,372            2,478                241           1,828             1,703
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Net investment income (loss)             453,895          118,564              8,839          84,973               (78)

Net realized and unrealized
capital gain (loss) from
investments
Net realized capital gain (loss)
   from sales of investments:
   Proceeds from sales                 1,022,795          258,195              7,255       2,305,507           283,534
   Cost of investments sold              857,341          224,240              7,640       2,160,365           299,743
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Net realized capital gain (loss)
   from sales of investments             165,454           33,955               (385)        145,142           (16,209)

Net change in unrealized
   appreciation/depreciation
   of investments:
   Beginning of the period                     -                -                  -               -                 -
   End of the period                     (57,358)         339,537               (721)        138,301           (21,136)
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Net change in unrealized
   appreciation/depreciation of
   investments                           (57,358)         339,537               (721)        138,301           (21,136)
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Net realized and unrealized
   capital gain (loss) from
   investments                           108,096          373,492             (1,106)        283,443           (37,345)
                                     ---------------- ----------------- ---------------- ----------------- -----------------
Increase (decrease) from operations  $   561,991         $492,056             $7,733     $   368,416         $ (37,423)
                                     ================ ================= ================ ================= =================


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                Statements of Changes in Contract Owners' Equity

             Years ended December 31, 1999 and 1998, except as noted

                                                                                   DFA Small Value
                                                                                      Subaccount
                                                                             ----------------------------
                                                                                 1999           1998
                                                                             -------------- -------------
Operations:
  Net investment income (loss)                                               $ 2,131,168    $   850,241
  Net realized capital gain (loss)                                               (19,168)       483,175
  Net change in unrealized appreciation/depreciation of investments           (1,181,471)    (2,145,040)
                                                                             -------------- -------------
Increase (decrease) from operations                                              930,529       (811,624)

Contract transactions:
  Net contract purchase payments                                               1,600,879        175,212
  Transfer payments from (to) other subaccounts or general account               421,575       (791,035)
  Contract terminations, withdrawals and other deductions                     (1,675,374)    (1,266,157)
                                                                             -------------- -------------
Increase (decrease) from contract transactions                                   347,080     (1,881,980)
                                                                             -------------- -------------
Net increase (decrease) in contract owners' equity                             1,277,609     (2,693,604)

Contract owners' equity:
  Beginning of the period                                                     10,821,301     13,514,905
                                                                             -------------- -------------
  End of the period                                                          $12,098,910    $10,821,301
                                                                             ============== =============


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.


       DFA Large Value                  DFA International             DFA International              DFA Short-Term
          Subaccount                     Value Subaccount              Small Subaccount              Fixed Subaccount
------------------------------    ----------------------------    --------------------------    --------------------------
     1999            1998             1999           1998             1999         1998             1999         1998
---------------- -------------    -------------- -------------    ------------- ------------    ------------- ------------
$ 3,594,363      $ 1,246,452      $  1,208,942   $    737,044     $   205,953   $   493,187     $    462,197  $   365,977
    807,373        1,135,827           323,636        316,374        (529,141)     (366,673)          56,300        6,016
 (3,863,060)        (486,233)          941,579        420,817       1,369,170       195,553         (189,368)       7,513
---------------- -------------    -------------- -------------    ------------- ------------    ------------- ------------
    538,676        1,896,046         2,474,157      1,474,235       1,045,982       322,067          329,129      379,506


  2,621,620          344,009         1,730,786        307,393       1,103,082       172,894        1,665,680       53,000
  2,354,329       (1,606,278)        1,491,651     (1,301,885)       (178,183)      345,973        2,973,421     (107,740)
 (3,099,104)      (2,755,463)       (2,349,510)    (1,476,957)     (1,178,045)     (896,449)      (1,640,579)  (1,140,495)
---------------- -------------    -------------- -------------    ------------- ------------    ------------- ------------
  1,876,845       (4,017,732)          872,927     (2,471,449)       (253,146)     (377,582)       2,998,522   (1,195,235)
---------------- -------------    -------------- -------------    ------------- ------------    ------------- ------------
  2,415,521       (2,121,686)        3,347,084       (997,214)        792,836       (55,515)       3,327,651     (815,729)


 17,208,856       19,330,542        12,379,637     13,376,851       6,645,728     6,701,243        8,743,525    9,559,254
---------------- -------------    -------------- -------------    ------------- ------------    ------------- ------------
$19,624,377      $17,208,856       $15,726,721    $12,379,637      $7,438,564    $6,645,728      $12,071,176   $8,743,525
================ =============    ============== =============    ============= ============    ============= ============

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                                                 Federated American Leaders
                                                 DFA Global Bond Subaccount          Fund II Subaccount
                                                 ----------------------------    ----------------------------
                                                     1999          1998              1999           1998
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                    $  376,523    $   83,067         $  596,413     $  260,940
  Net realized capital gain (loss)                    37,118       (30,831)           314,919        167,418
  Net change in unrealized appreciation/
     depreciation of investments                    (222,984)      303,964           (583,664)       329,153
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                  190,657       356,200            327,668        757,511

Contract transactions:
  Net contract purchase payments                   1,266,405       121,522          1,859,152      1,645,371
  Transfer payments from (to) other
     subaccounts or general account                1,586,017       458,027          1,243,171        402,441
  Contract terminations, withdrawals and other
     deductions                                     (671,848)     (293,098)        (1,280,744)      (453,099)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions     2,180,574       286,451          1,821,579      1,594,713
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                           2,371,231       642,651          2,149,247      2,352,224

Contract owners' equity:
  Beginning of the period                          5,185,952     4,543,301          6,008,547      3,656,323
                                                 ----------------------------    ----------------------------
  End of the period                               $7,557,183    $5,185,952         $8,157,794     $6,008,547
                                                 ============================    ============================


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

                                                                       Federated High              Federated Fund for
      Federated Utility                 Federated Prime                  Income Bond                U. S. Government
     Fund II Subaccount            Money Fund II Subaccount          Fund II Subaccount         Securities II Subaccount
------------------------------    ----------------------------    --------------------------    -------------------------
     1999            1998             1999           1998             1999         1998            1999         1998
------------------------------    ----------------------------    --------------------------    -------------------------
 $   81,653       $   16,731       $   343,614     $  210,075     $  550,167    $  130,553       $  225,695   $   27,899

     30,246           54,239                 -              -         28,098       (54,928)          32,553      168,473

    (87,720)          66,301                 -              -       (470,378)       26,226         (334,541)      85,594
------------------------------    ----------------------------    --------------------------    -------------------------
     24,179          137,271           343,614        210,075        107,887       101,851          (76,293)     281,966


    284,203          638,778        19,805,995      9,381,446      1,221,369     2,147,115          832,973    1,536,923

    289,043          259,386       (11,955,395)    (4,060,311)       763,749       152,827        1,785,376      928,368

   (160,094)         (20,907)       (4,189,023)    (1,365,961)    (1,190,323)     (840,936)      (1,041,560)    (364,814)
------------------------------    ----------------------------    --------------------------    -------------------------
    413,152          877,257         3,661,577      3,955,174        794,795     1,459,006        1,576,789    2,100,477
------------------------------    ----------------------------    --------------------------    -------------------------

    437,331        1,014,528         4,005,191      4,165,249        902,682     1,560,857        1,500,496    2,382,443


  1,331,558          317,030         7,715,124      3,549,875      7,155,386     5,594,529        5,328,412    2,945,969
------------------------------    ----------------------------    --------------------------    -------------------------
 $1,768,889       $1,331,558       $11,720,315     $7,715,124     $8,058,068    $7,155,386       $6,828,908   $5,328,412
==============================    ============================    ==========================    =========================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)




                                                     Wanger U. S. Small          Wanger International Small
                                                   Cap Advisor Subaccount          Cap Advisor Subaccount
                                                 ----------------------------    ----------------------------
                                                     1999          1998              1999           1998
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                    $  299,375    $  223,275         $   27,213     $   13,265
  Net realized capital gain (loss)                   253,965      (568,125)         1,255,683        139,728
  Net change in unrealized appreciation/
     depreciation of investments                     197,862       321,134          2,409,105        307,701
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                  751,202       (23,716)         3,692,001        460,694

Contract transactions:
  Net contract purchase payments                     317,091       522,241            446,270        746,308
  Transfer payments from (to) other
     subaccounts or general account                  (65,765)   (1,625,694)          (106,658)       125,553
  Contract terminations, withdrawals and other
     deductions                                     (550,032)     (317,744)          (528,044)      (292,741)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions      (298,706)   (1,421,197)          (188,432)       579,120
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                             452,496    (1,444,913)         3,503,569      1,039,814

Contract owners' equity:
  Beginning of the period                          3,541,300     4,986,213          3,138,606      2,098,792
                                                 ----------------------------    ----------------------------
  End of the period                               $3,993,796    $3,541,300         $6,642,175     $3,138,606
                                                 ============================    ============================


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

                                          Montgomery                Strong International             Strong Schafer
Montgomery Growth Subaccount      Emerging Markets Subaccount     Stock Fund II Subaccount      Value Fund II Subaccount
------------------------------    ----------------------------    --------------------------    -------------------------
     1999            1998             1999           1998             1999         1998            1999         1998
------------------------------    ----------------------------    --------------------------    -------------------------

 $    6,202       $    1,840        $  (14,484)    $  (11,406)      $ (1,528)     $    486        $ 35,374     $   (883)
    175,043           28,025          (287,055)      (661,808)        85,676       (12,005)         (1,087)        (111)

    101,439            8,962         1,350,776       (463,611)       231,407        12,058         (55,402)       4,788
------------------------------    ----------------------------    --------------------------    -------------------------
    282,684           38,827         1,049,237     (1,136,825)       315,555           539         (21,115)       3,794


    614,882          238,717           387,353        924,121        129,402        37,483         170,200      121,860

   (142,254)        (227,901)         (431,580)       163,760        332,606        55,323        (238,589)     301,820

   (127,636)        (147,587)         (540,954)      (638,018)       (63,955)      (11,855)        (18,748)      (2,213)
------------------------------    ----------------------------    --------------------------    -------------------------
    344,992         (136,771)         (585,181)       449,863        398,053        80,951         (87,137)     421,467
------------------------------    ----------------------------    --------------------------    -------------------------

    627,676          (97,944)          464,056       (686,962)       713,608        81,490        (108,252)     425,261


  1,137,617        1,235,561         1,959,295      2,646,257        140,210        58,720         633,529      208,268
------------------------------    ----------------------------    --------------------------    -------------------------
 $1,765,293       $1,137,617        $2,423,351     $1,959,295       $853,818      $140,210        $525,277     $633,529
==============================    ============================    ==========================    =========================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)


                                                        T. Rowe Price
                                                     International Stock              Dreyfus Small Cap
                                                         Subaccount                   Value Subaccount
                                                 ----------------------------    ----------------------------
                                                     1999          1998              1999           1998
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                   $    15,709   $     3,749        $   304,912   $     53,643
  Net realized capital gain (loss)                   147,379        (6,285)           440,188       (130,805)
  Net change in unrealized appreciation/
     depreciation of investments                     860,071        47,388            (82,799)       336,094
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                1,023,159        44,852            662,301        258,932

Contract transactions:
  Net contract purchase payments                     651,523       127,661            443,730        490,702
  Transfer payments from (to) other
     subaccounts or general account                1,996,543     1,183,837         (1,452,940)     2,127,411
  Contract terminations, withdrawals and other
     deductions                                     (129,671)      (47,780)          (180,966)       (14,953)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions     2,518,395     1,263,718         (1,190,176)     2,603,160
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                           3,541,554     1,308,570           (527,875)     2,862,092

Contract owners' equity:
  Beginning of the period                          1,536,758       228,188          2,867,527          5,435
                                                 ----------------------------    ----------------------------
  End of the period                               $5,078,312    $1,536,758         $2,339,652     $2,867,527
                                                 ============================    ============================


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

                                   Stein Roe Special Venture           Warburg Pincus
      Endeavor Enhanced              Fund Variable Series           International Equity           Warburg Pincus Small
      Index Subaccount                    Subaccount                     Subaccount             Company Growth Subaccount
------------------------------    ----------------------------    --------------------------    ---------------------------
     1999            1998             1999           1998             1999         1998             1999          1998
------------------------------    ----------------------------    --------------------------    ---------------------------

$   186,035      $    (5,919)     $      (748)    $    8,796      $     1,827   $     6,608     $   137,032   $    (6,177)
    200,039          288,582           (9,269)       (10,254)         508,926      (141,027)        577,482       (45,912)

    396,991          126,691           62,913         (6,661)         380,853       225,561       1,555,606       108,108
------------------------------    ----------------------------    --------------------------    ---------------------------
    783,065          409,354           52,896         (8,119)         891,606        91,142       2,270,120        56,019


  1,148,305          627,414           18,310         27,441          554,996       862,847         275,291       330,169

  1,795,564        2,262,128           40,388         29,220       (1,308,134)      470,774       2,423,778       183,590

   (632,039)         (83,646)         (49,972)       (20,269)        (288,105)     (129,391)       (211,722)      (73,829)
------------------------------    ----------------------------    --------------------------    ---------------------------
  2,311,830        2,805,896            8,726         36,392       (1,041,243)    1,204,230       2,487,347       439,930
------------------------------    ----------------------------    --------------------------    ---------------------------

  3,094,895        3,215,250           61,622         28,273         (149,637)   1,295,372        4,757,467       495,949


  3,561,193          345,943          113,983         85,710        2,315,129     1,019,757       1,139,167       643,218
------------------------------    ----------------------------    --------------------------    ---------------------------
 $6,656,088       $3,561,193         $175,605       $113,983       $2,165,492    $2,315,129      $5,896,634    $1,139,167
==============================    ============================    ==========================    ===========================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)




                                                                           WRL Janus          WRL Janus
                                                                            Growth             Global
                                                                          Subaccount           Account
                                                                        ----------------    --------------
                                                                            1999 (1)           1999 (1)
                                                                        ----------------    --------------
Operations:
  Net investment income (loss)                                            $   453,895        $   118,564
  Net realized capital gain (loss)                                            165,454             33,955
  Net change in unrealized appreciation/ depreciation of investments          (57,358)           339,537
                                                                        ----------------    --------------
Increase (decrease) from operations                                           561,991            492,056

Contract transactions:
  Net contract purchase payments                                            1,218,869            803,389
  Transfer payments from (to) other subaccounts or general account          1,495,771          1,233,187
  Contract terminations, withdrawals and other deductions                      (6,673)           (98,282)
                                                                        ----------------    --------------
Increase (decrease) from contract transactions                              2,707,967          1,938,294
                                                                        ----------------    --------------
Net increase (decrease) in contract owners' equity                          3,269,958          2,430,350

Contract owners' equity:
  Beginning of the period                                                           -                  -
                                                                        ----------------    --------------
  End of the period                                                        $3,269,958         $2,430,350
                                                                        ================    ==============


(1)  Commencement of operations, May 3, 1999.


See accompanying notes.

             WRL LKCM             WRL Alger          WRL J. P. Morgan
         Strategic Total          Aggressive           Real Estate
              Return                Growth              Securities
            Subaccount            Subaccount            Subaccount
        -------------------    -----------------    -------------------
             1999 (1)              1999 (1)              1999 (1)
        -------------------    -----------------    -------------------

           $  8,839               $ 84,973              $    (78)
               (385)               145,142               (16,209)
               (721)               138,301               (21,136)
        -------------------    -----------------    -------------------
              7,733                368,416               (37,423)


             59,740                145,256                34,905
             88,518                504,696               585,591
             (1,049)               (47,581)              (89,665)
        -------------------    -----------------    -------------------
            147,209                602,371               530,831
        -------------------    -----------------    -------------------
            154,942                970,787               493,408


                  -                      -                     -
        -------------------    -----------------    -------------------
           $154,942               $970,787              $493,408
        ===================    =================    ===================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                         Notes to Financial Statements

                               December 31, 1999




1. Organization and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account V (the "Mutual Fund Account") is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company registered under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-seven investment subaccounts, six of which are invested in specified portfolios of the DFA Investment Dimensions Group, five of which are invested in specified portfolios of the Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisor's Trust, two of which are invested in specified portfolios of the Montgomery Funds III, two of which are invested in specified portfolios of the Strong Variable Insurance Funds, Inc., three of which are invested in specified portfolios of the Endeavor Series Trust, one of which is invested in the Stein Roe Special Venture Fund, Variable Series of the Stein Roe Variable Investment Trust, two of which are invested in specified portfolios of the Warburg Pincus Trust, and five of which are invested in specified portfolios of the WRL Series Fund, Inc. (each a "Series Fund" and collectively "the Series Funds"). Activity in these twenty-eight subaccounts is available to contract owners of the Advisor's Edge Variable Annuity. Activity in these twenty-eight subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group) is also available to contract owners of the Advisor's Edge Select Variable Annuity, also offered by PBL. Activity in the Federated Prime Money Fund II Portfolio of the Federated Insurance Series is also available to contract owners of the Dimensional Variable Annuity, also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Variable Annuity only. The remaining nineteen subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

For the period March 1997 through April 1999, the portfolios of the DFA Investment Dimensions Group, Inc. were not available to new contract owners within the Mutual Fund Account. Existing contract owners could continue to allocate purchase payments or transfers to these subaccounts. Effective May 1, 1999, the portfolios of the DFA Investment Dimensions Group, Inc. were again made available for investment to contract owners of the Advisor's Edge Variable Annuity.

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)




1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 1999.

Prior to July 17, 1998, realized capital gains and losses from the sale of shares in the Series Funds were determined on the basis of average cost. Subsequent to this date, such gains or losses are determined on the first-in, first-out basis. This change was implemented by establishing the average cost of the portfolio as of July 17, 1998 as the opening cost for purposes of the first-in, first-out basis. This change had no effect on "net realized and unrealized capital gain (loss) from investments" and "increase (decrease) from operations" as reported in the Statements of Operations.

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                                                Net Asset
                                                   Number of    Value Per           Market
                                                  Share Held      Share              Value            Cost
                                            -------------------------------------------------------------------
DFA Investment Dimensions Group, Inc.:
   DFA Small Value Portfolio                    1,118,198.565     $10.82          $12,098,908      $13,399,371
   DFA Large Value Portfolio                    1,503,783.541      13.05           19,624,375       21,329,753
   DFA International Value Portfolio            1,278,595.045      12.30           15,726,719       14,676,844
   DFA International Small Value Portfolio        912,707.145       8.15            7,438,563        8,024,442
   DFA Short-Term Fixed Portfolio               1,208,325.726       9.99           12,071,174       12,254,276
   DFA Global Bond Portfolio                      746,019.949      10.13            7,557,182        7,767,473

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)




2. Investments (continued)

                                                                Net Asset
                                                   Number of    Value Per           Market
                                                  Shares Held     Share              Value           Cost
                                            -------------------------------------------------------------------
The Federated Insurance Series:
   Federated American Leaders Fund II             391,814.986     $20.82         $  8,157,588     $  8,042,528
   Federated Utility Fund II                      123,268.028      14.35            1,768,896        1,744,934
   Federated Prime Money Fund II               11,720,306.504       1.00           11,720,307       11,720,307
   Federated High Income Bond Fund II             786,906.814      10.24            8,057,926        8,220,868
   Federated Fund for U. S. Government
     Securities II                                646,676.247      10.56            6,828,901        6,978,569
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                 160,524.185      24.88            3,993,842        3,386,233
   Wanger International Small Cap Advisor         152,100.971      43.67            6,642,249        4,039,734
The Montgomery Funds III:
   Montgomery Growth Portfolio                     95,992.696      18.39            1,765,306        1,607,001
   Montgomery Emerging Markets Portfolio          223,146.454      10.86            2,423,370        1,896,411
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II              52,157.949      16.37              853,826          617,940
   Strong Schafer Value Fund II                    57,596.804       9.12              525,283          571,949
Endeavor Series Trust:
   T. Rowe Price International Stock
     Portfolio                                    243,215.778      20.88            5,078,345        4,169,574
   Dreyfus Small Cap Value Portfolio              141,712.666      16.51            2,339,676        2,086,395
   Endeavor Enhanced Index Portfolio              366,524.750      18.16            6,656,089        6,128,142
Stein Roe Variable Investment Trust:
   Stein Roe Special Venture Fund, Variable
     Series                                         8,706.297      20.17              175,606          123,705
Warburg Pincus Trust:
   Warburg Pincus International Equity
     Portfolio                                    129,671.046      16.70            2,165,506        1,752,516
   Warburg Pincus Small Company Growth
     Portfolio                                    225,063.253      26.20            5,896,657        4,237,154
WRL Series Fund, Inc.
   WRL Janus Growth Portfolio                      41,924.574      77.996065        3,269,952        3,327,310
   WRL Janus Global Portfolio                      64,876.326      37.461242        2,430,348        2,090,811
   WRL LKCM Strategic Total Return Portfolio
                                                    9,197.200      16.846756          154,943          155,664
   WRL Alger Aggressive Growth Portfolio           29,174.655      33.275092          970,789          832,488
   WRL J. P. Morgan Real Estate Securities
     Portfolio                                     61,245.968       8.056186          493,409          514,545

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                                     Period ended December 31
                                                                              1999                              1998
                                                                 --------------------------------  -------------------------------
                                                                      Purchases         Sales            Purchases      Sales
                                                                 --------------------------------  -------------------------------
DFA Investment Dimensions Group, Inc.:
   DFA Small Value Portfolio                                        $  6,577,669    $  4,099,417    $    2,493,979$   $  3,525,724
   DFA Large Value Portfolio                                          10,235,174       4,763,934         3,155,007       5,926,321
   DFA International Value Portfolio                                   6,060,367       3,978,500         2,497,864       4,232,269
   DFA International Small Value Portfolio                             2,418,342       2,465,534         2,186,489       2,071,693
   DFA Short-Term Fixed Portfolio                                      6,456,405       2,995,682         1,698,165       2,527,429
   DFA Global Bond Portfolio                                           4,422,318       1,865,172         2,071,694       1,702,226
The Federated Insurance Series:
   Federated American Leaders Fund II                                  5,382,483       2,964,715         3,779,368       1,923,697
   Federated Utility Fund II                                             937,784         442,973         1,417,764         523,775
   Federated Prime Money Fund II                                      49,204,976      45,176,066        38,234,126      34,092,074
   Federated High Income Bond Fund II                                  4,197,753       2,852,936         4,799,982       3,210,420
   Federated Fund for U. S. Government Securities II                   3,769,283       1,966,826         5,273,362       3,144,966
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                                      5,421,256       5,420,586         8,374,518       9,572,395
   Wanger International Small Cap Advisor                              4,581,216       4,742,397         4,754,667       4,162,246
The Montgomery Funds III:
   Montgomery Growth Portfolio                                         1,556,301       1,205,105           665,430         800,350
   Montgomery Emerging Markets Portfolio                               2,266,689       2,866,336         1,928,969       1,490,511
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II                                  1,586,072       1,189,539           339,159         257,722
   Strong Schafer Value Fund II                                          486,312         538,079           520,796         100,202
Endeavor Series Trust:
   T. Rowe Price International Stock Portfolio                         5,165,015       2,630,878         2,029,927         762,460
   Dreyfus Small Cap Value Portfolio                                   3,148,281       4,033,562         3,557,217         900,373
   Endeavor Enhanced Index Portfolio                                  10,392,189       7,894,317        17,001,709      14,201,738
Stein Roe Variable Investment Trust:
   Stein Roe Special Venture Fund, Variable Series                        88,193          80,215           106,581          61,392

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)


2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                              Period ended December 31
                                                       1999                              1998
                                          --------------------------------  -------------------------------
                                                Purchases         Sales          Purchases        Sales
                                          --------------------------------  -------------------------------
Warburg Pincus Trust:
   Warburg Pincus International Equity
     Portfolio                               $  7,059,189    $  8,098,642       $16,877,522   $15,666,633
   Warburg Pincus Small Company Growth
     Portfolio                                 11,008,944       8,384,558         5,740,232     5,306,463
WRL Series Fund, Inc.:
   WRL Janus Growth Portfolio                   4,184,651       1,022,795                 -             -
   WRL Janus Global Portfolio                   2,315,051         258,195                 -             -
   WRL LKCM Strategic Total Return
     Portfolio                                    163,304           7,255                 -             -
   WRL Alger Aggressive Growth Portfolio
                                                2,992,853       2,305,507                 -             -
   WRL J. P. Morgan Real Estate
     Securities Portfolio                         814,288         283,534                 -             -


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                       Accumulation          Accumulation     Total Contract
                    Subaccount                         Units Owned            Unit Value          Value
------------------------------------------------------------------------------------------------------------

DFA Small Value                                          764,207.526        $15.831969         $12,098,910
DFA Large Value                                          942,056.209         20.831429          19,624,377
DFA International Value                                1,072,797.521         14.659543          15,726,721
DFA International Small                                  784,304.777          9.484277           7,438,564
DFA Short-Term Fixed                                   1,002,679.967         12.038912          12,071,176
DFA Global Bond                                          518,871.517         14.564652           7,557,183
Federated American Leaders Fund II                       327,212.289         24.931196           8,157,794

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                    Accumulation           Accumulation     Total Contract
                    Subaccount                      Units Owned             Unit Value          Value
----------------------------------------------------------------------------------------------------------

Federated Utility Fund II                                 97,673.221        $18.110281        $  1,768,889
Federated Prime Money Fund II                            952,527.274         12.304440          11,720,315
Federated High Income Bond Fund II                       589,779.595         13.662847           8,058,068
Federated Fund for U. S. Government Securities II        547,796.972         12.466130           6,828,908
Wanger U. S. Small Cap Advisor                           164,471.163         24.282652           3,993,796
Wanger International Small Cap Advisor                   182,333.434         36.428730           6,642,175
Montgomery Growth                                         89,026.184         19.828924           1,765,293
Montgomery Emerging Markets                              227,382.388         10.657600           2,423,351
Strong International Stock Fund II                        57,878.417         14.751926             853,818
Strong Schafer Value Fund II                              53,257.548          9.862967             525,277
T. Rowe Price International Stock                        366,344.476         13.862122           5,078,312
Dreyfus Small Cap Value                                  201,694.351         11.599986           2,339,652
Endeavor Enhanced Index                                  434,242.139         15.328057           6,656,088
Stein Roe Special Venture Fund, Variable Series           12,553.593         13.988443             175,605
Warburg Pincus International Equity                      141,359.133         15.319078           2,165,492
Warburg Pincus Small Company Growth                      275,865.079         21.375064           5,896,634
WRL Janus Growth                                         239,344.901         13.662117           3,269,958
WRL Janus Global                                         155,589.085         15.620310           2,430,350
WRL LKCM Strategic Total Return                           14,628.276         10.591918             154,942
WRL Alger Aggressive Growth                               64,888.809         14.960783             970,787
WRL J. P. Morgan Real Estate Securities                   54,833.900          8.998235             493,408

A summary of changes in contract owners' account units follows:

                                                                         DFA             DFA             DFA
                                       DFA Small      DFA Large     International   International     Short-Term
                                         Value          Value           Value           Small           Fixed
                                      Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                     -------------- -------------- ---------------- --------------- ---------------
Units outstanding at January 1,
   1998                                  864,489      1,062,866       1,228,043         869,387         862,087
Units purchased                           66,565         61,649         115,582         183,225          64,628
Units redeemed and transferred          (185,054)      (264,621)       (319,861)       (227,480)       (174,274)
                                     -------------- -------------- ---------------- --------------- ---------------
Units outstanding at December 31,
   1998                                  746,000        859,894       1,023,764         825,132         752,441
Units purchased                          119,020        138,618         135,865         123,457         174,670
Units redeemed and transferred          (100,812)       (56,456)        (86,831)       (164,284)         75,569
                                     -------------- -------------- ---------------- --------------- ---------------
Units outstanding at December 31,
   1999                                  764,208        942,056       1,072,798         784,305       1,002,680
                                     ============== ============== ================ =============== ===============

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                        Federated                      Federated     Federated High
                                       DFA Global       American        Federated     Prime Money      Income Bond
                                          Bond        Leaders Fund    Utility Fund      Fund II          Fund II
                                       Subaccount     II Subaccount   II Subaccount    Subaccount      Subaccount
                                     --------------- ---------------- -------------- --------------- ----------------
Units outstanding at January 1,
   1998                                  346,747         181,633          20,024          312,344         424,673
Units purchased                           54,992         100,753          53,174        1,414,081         273,938
Units redeemed and transferred           (33,700)        (26,967)          1,090       (1,074,535)       (166,286)
                                     --------------- ---------------- -------------- --------------- ----------------
Units outstanding at December 31,
   1998                                  368,039         255,419          74,288          651,890         532,325
Units purchased                           97,792          80,211          18,721        2,007,570          92,312
Units redeemed and transferred            53,041          (8,418)          4,664       (1,706,933)        (34,857)
                                     --------------- ---------------- -------------- --------------- ----------------
Units outstanding at December 31,
   1999                                  518,872         327,212          97,673          952,527         589,780
                                     =============== ================ ============== =============== ================

                                       Federated
                                        Fund for         Wanger          Wanger
                                         U. S.        U. S. Small    International                     Montgomery
                                       Government          Cap         Small Cap       Montgomery       Emerging
                                     Securities II       Advisor        Advisor          Growth          Markets
                                       Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     --------------- --------------- --------------- --------------- ----------------
Units outstanding at January 1,
   1998                                  249,634        275,517          149,792          76,471          252,354
Units purchased                          210,246        236,478          194,815          28,913          171,406
Units redeemed and transferred           (37,753)      (330,780)        (150,790)        (36,532)        (122,719)
                                     --------------- --------------- --------------- --------------- ----------------
Units outstanding at December 31,
   1998                                  422,127        181,215          193,817          68,852          301,041
Units purchased                           72,214         16,350           27,713          33,792           62,994
Units redeemed and transferred            53,456        (33,094)         (39,197)        (13,618)        (136,653)
                                     --------------- --------------- --------------- --------------- ----------------
Units outstanding at December 31,
   1999                                  547,797        164,471          182,333          89,026          227,382
                                     =============== =============== =============== =============== ================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                          Strong
                                      International       Strong       T. Rowe Price                     Endeavor
                                          Stock        Schafer Value   International   Dreyfus Small     Enhanced
                                         Fund II          Fund II          Stock         Cap Value         Index
                                       Subaccount       Subaccount       Subaccount      Subaccount      Subaccount
                                     ---------------- ---------------- --------------- --------------- --------------
Units outstanding at January 1,
   1998                                    7,004           20,688           24,827             585         34,586
Units purchased                           14,655           45,966          106,407         166,105        416,707
Units redeemed and transferred            (3,981)          (4,665)          14,548         151,094       (178,546)
                                     ---------------- ---------------- --------------- --------------- --------------
Units outstanding at December 31,
   1998                                   17,678           61,989          145,782         317,784        272,747
Units purchased                           15,592           16,273           69,221          54,774         85,687
Units redeemed and transferred            24,608          (25,004)         151,341        (170,864)        75,808
                                     ---------------- ---------------- --------------- --------------- --------------
Units outstanding at December 31,
   1999                                   57,878           53,258          366,344         201,694        434,242
                                     ================ ================ =============== =============== ==============

                                                Stein Roe
                                                 Special
                                                 Venture         Warburg
                                                  Fund,          Pincus      Warburg Pincus
                                                Variable     International    Small Company     WRL Janus
                                                 Series          Equity          Growth           Growth
                                               Subaccount      Subaccount      Subaccount       Subaccount
                                              -------------- --------------- ---------------- ---------------

Units outstanding at January 1, 1998               7,407         106,212          48,792                -
Units purchased                                    4,523         328,299         163,976                -
Units redeemed and transferred                        59        (204,130)       (123,240)               -
                                              -------------- --------------- ---------------- ---------------
Units outstanding at December 31, 1998            11,989         230,381          89,528                -
Units purchased                                    1,811          59,246          23,063          124,826
Units redeemed and transferred                    (1,246)       (148,268)        163,274          114,519
                                              -------------- --------------- ---------------- ---------------
Units outstanding at December 31, 1999            12,554         141,359         275,865          239,345
                                              ============== =============== ================ ===============

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

                                                                                                      WRL J. P.
                                                                      WRL LKCM        WRL Alger       Morgan Real
                                                      WRL Janus       Strategic       Aggressive        Estate
                                                       Global       Total Return        Growth        Securities
                                                     Subaccount      Subaccount       Subaccount      Subaccount
                                                    -------------- ---------------- --------------- ----------------

Units outstanding at January 1, 1998                         -               -                -               -
Units purchased                                              -               -                -               -
Units redeemed and transferred                               -               -                -               -
                                                    -------------- ---------------- --------------- ----------------
Units outstanding at December 31, 1998                       -               -                -               -
Units purchased                                         68,665           6,125           14,428           3,690
Units redeemed and transferred                          86,924           8,503           50,461          51,144
                                                    -------------- ---------------- --------------- ----------------
Units outstanding at December 31, 1999                 155,589          14,628           64,889          54,834
                                                    ============== ================ =============== ================


4. Administrative, Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge was .50%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5. Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.

                                      Financial Statements

                             Peoples Benefit Life Insurance Company
                               Separate Account V - Advisor's Edge
                                     Select Variable Annuity

                                  Year ended December 31, 1999
                               with Report of Independent Auditors

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                              Financial Statements


                          Year ended December 31, 1999






                                    Contents

Report of Independent Auditors.................................................1

Financial Statements

Balance Sheets.................................................................2
Statements of Operations......................................................10
Statements of Changes in Contract Owners' Equity..............................14
Notes to Financial Statements.................................................21

                         Report of Independent Auditors





The Board of Directors and Contract Owners of the Advisor's Edge Select Variable Annuity,
Peoples Benefit Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap Advisor, Wanger International Small Cap Advisor, Montgomery Growth, Montgomery Emerging Markets, Strong International Stock Fund II, Strong Schafer Value Fund II, T. Rowe Price International Stock, Dreyfus Small Cap Value, Endeavor Enhanced Index, Stein Roe Special Venture Fund Variable Series, Warburg Pincus International Equity, Warburg Pincus Small Company Growth, WRL Janus Growth, WRL Janus Global, WRL LKCM Strategic Total Return, WRL Alger Aggressive Growth, and WRL J.P. Morgan Real Estate Securities subaccounts), which are available for investment by contract owners of the Advisor's Edge Select Variable Annuity, as of December 31, 1999, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor's Edge Select Variable Annuity at December 31, 1999, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                                 Balance Sheets

                                December 31, 1999



                                                           Federated                      Federated      Federated
                                                            American      Federated         Prime       High Income
                                                            Leaders        Utility          Money          Bond
                                                            Fund II        Fund II         Fund II        Fund II
                                                           Subaccount     Subaccount     Subaccount      Subaccount
                                                          ------------- --------------- -------------- ---------------
Assets
Cash                                                       $        -     $         -    $        13     $      -

Investments in mutual funds, at current market value:
   The Federated Insurance Series:
     Federated American Leaders Fund II                     1,483,515             -                -            -
     Federated Utility Fund II                                      -       177,474                -            -
     Federated Prime Money Fund II                                  -             -       14,174,442            -
     Federated High Income Bond Fund II                             -             -                -      348,645
     Federated Fund for U. S. Government Securities II              -             -                -            -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                 -             -                -            -
     Wanger International Small Cap Advisor                         -             -                -            -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                    -             -                -            -
     Montgomery Emerging Markets Portfolio                          -             -                -            -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                             -             -                -            -
     Strong Schafer Value Fund II                                   -             -                -            -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                    -             -                -            -
     Dreyfus Small Cap Value Portfolio                              -             -                -            -
     Endeavor Enhanced Index Portfolio                              -             -                -            -
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund, Variable Series                -             -                -            -
   Warburg Pincus Trust:
     Warburg Pincus International Equity Portfolio                  -             -                -            -
     Warburg Pincus Small Company Growth Portfolio                  -             -                -            -
   WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                                     -             -                -            -
     WRL Janus Global Portfolio                                     -             -                -            -
     WRL LKCM Strategic Total Return Portfolio                      -             -                -            -
     WRL Alger Aggressive Growth Portfolio                          -             -                -            -
     WRL J. P. Morgan Real Estate Securities Portfolio              -             -                -            -
                                                          ------------- --------------- -------------- ---------------
Total investments in mutual funds                           1,483,515       177,474       14,174,442      348,645
                                                          ------------- --------------- -------------- ---------------
Total assets                                               $1,483,515      $177,474      $14,174,455     $348,645
                                                          ============= =============== ============== ===============


See accompanying notes.

   Federated                            Wanger                                                       Strong
  Fund for U. S.    Wanger U. S.     International                  Montgomery        Strong         Schafer
   Government        Small Cap         Small Cap     Montgomery      Emerging      International      Value
  Securities II       Advisor          Advisor        Growth         Markets      Stock Fund II      Fund II
   Subaccount       Subaccount        Subaccount    Subaccount     Subaccount      Subaccount      Subaccount
------------------ -------------- --------------- -------------- -------------- ---------------- --------------

 $        1          $      -       $      -        $      -        $     -        $     -         $      -

          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
  1,491,490                 -              -               -              -              -                -

          -           754,920              -               -              -              -                -
          -                 -        790,489               -              -              -                -

          -                 -              -         921,963              -              -                -
          -                 -              -               -         33,588              -                -

          -                 -              -               -              -         24,782                -
          -                 -              -               -              -              -          279,517

          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -

          -                 -              -               -              -              -                -

          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -

          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
          -                 -              -               -              -              -                -
---------------------------------------------------------------------------------------------------------------
  1,491,490           754,920        790,489         921,963         33,588         24,782          279,517
---------------------------------------------------------------------------------------------------------------
 $1,491,491          $754,920       $790,489        $921,963        $33,588        $24,782         $279,517
===============================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                           Balance Sheets (continued)




                                                    Federated                                     Federated
                                                     American      Federated       Federated     High Income
                                                     Leaders        Utility       Prime Money       Bond
                                                     Fund II        Fund II         Fund II        Fund II
                                                    Subaccount    Subaccount       Subaccount    Subaccount
                                                   -----------------------------------------------------------
Liabilities and contract owners' equity
Liabilities:
  Contract terminations payable                     $       23      $      1     $         -       $      1
                                                   -----------------------------------------------------------
Total liabilities                                           23             1               -              1

Contract owners' equity:
  Deferred annuity contracts terminable by owners    1,483,492       177,473      14,174,455        348,644
                                                   -----------------------------------------------------------
Total liabilities and contract owners' equity       $1,483,515      $177,474     $14,174,455       $348,645
                                                   ==========================================================

See accompanying notes.

   Federated                          Wanger                                                         Strong
  Fund for U. S.    Wanger U. S.   International                   Montgomery        Strong         Schafer
   Government        Small Cap      Small Cap      Montgomery      Emerging      International       Value
  Securities II       Advisor        Advisor         Growth         Markets      Stock Fund II      Fund II
   Subaccount       Subaccount      Subaccount     Subaccount     Subaccount      Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------
  $        -         $     19       $     17        $     16        $     5         $     1         $      7
---------------------------------------------------------------------------------------------------------------
           -               19             17              16              5               1                7


   1,491,491          754,901        790,472         921,947         33,583          24,781          279,510
---------------------------------------------------------------------------------------------------------------
  $1,491,491         $754,920       $790,489        $921,963        $33,588         $24,782         $279,517
===============================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                           Balance Sheets (continued)



                                                        T. Rowe Price     Dreyfus        Endeavor     Stein Roe Special
                                                        International    Small Cap       Enhanced        Venture Fund
                                                            Stock          Value          Index        Variable Series
                                                         Subaccount      Subaccount     Subaccount        Subaccount
                                                       ---------------- ------------- --------------- -------------------
Assets
Cash                                                    $        -        $      -      $        -         $     -
Investments in mutual funds, at current market value:
   The Federated Insurance Series:
     Federated American Leaders Fund II                          -               -               -               -
     Federated Utility Fund II                                   -               -               -               -
     Federated Prime Money Fund II                               -               -               -               -
     Federated High Income Bond Fund II                          -               -               -               -
     Federated Fund for U. S. Government Securities  II          -               -               -               -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                              -               -               -               -
     Wanger International Small Cap Advisor                      -               -               -               -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                 -               -               -               -
     Montgomery Emerging Markets Portfolio                       -               -               -               -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                          -               -               -               -
     Strong Schafer Value Fund II                                -               -               -               -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio         1,638,191               -               -               -
     Dreyfus Small Cap Value Portfolio                           -         822,781               -               -
     Endeavor Enhanced Index Portfolio                           -               -       2,233,044               -
   Stein Roe Variable Investment Trust:
     Stein Roe Special Venture Fund, Variable Series             -               -               -          27,930
   Warburg Pincus Trust:
     Warburg Pincus International Equity Portfolio               -               -               -               -
     Warburg Pincus Small Company Growth Portfolio               -               -               -               -
  WRL Series Fund, Inc.:
     WRL Janus Growth Portfolio                                  -               -               -               -
     WRL Janus Global Portfolio                                  -               -               -               -
     WRL LKCM Strategic Total Return Portfolio                   -               -               -               -
     WRL Alger Aggressive Growth Portfolio                       -               -               -               -
     WRL J. P. Morgan Real Estate Securities Portfolio           -               -               -               -
                                                       ------------------------------------------------------------------
Total investments in mutual funds                        1,638,191         822,781       2,233,044          27,930
                                                       ------------------------------------------------------------------
Total assets                                            $1,638,191        $822,781      $2,233,044         $27,930
                                                       ==================================================================


See accompanying notes.

                       Warburg                                                                      WRL J. P.
     Warburg        Pincus Small                                    WRL LKCM        WRL Alger      Morgan Real
     Pincus           Company         WRL Janus     WRL Janus      Strategic        Aggressive       Estate
  International        Growth          Growth         Global      Total Return       Growth        Securities
Equity Subaccount    Subaccount      Subaccount     Subaccount     Subaccount      Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------
     $     -          $     -        $      3        $      -       $      -       $      -          $    -


           -                -               -               -              -              -               -
           -                -               -               -              -              -               -
           -                -               -               -              -              -               -
           -                -               -               -              -              -               -
           -                -               -               -              -              -               -

           -                -               -               -              -              -               -
           -                -               -               -              -              -               -

           -                -               -               -              -              -               -
           -                -               -               -              -              -               -

           -                -               -               -              -              -               -
           -                -               -               -              -              -               -

           -                -               -               -              -              -               -
           -                -               -               -              -              -               -
           -                -               -               -              -              -               -

           -                -               -               -              -              -               -

      28,570                -               -               -              -              -               -
           -           28,405               -               -              -              -               -

           -                -         919,584               -              -              -               -
           -                -               -         894,375              -              -               -
           -                -               -               -        295,908              -               -
           -                -               -               -              -        366,174               -
           -                -               -               -              -              -           2,578
---------------------------------------------------------------------------------------------------------------
      28,570           28,405         919,584         894,375        295,908        366,174           2,578
---------------------------------------------------------------------------------------------------------------
     $28,570          $28,405        $919,587        $894,375       $295,908       $366,174          $2,578
===============================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                           Balance Sheets (continued)




                                                   T. Rowe Price      Dreyfus       Endeavor    Stein Roe Special
                                                   International     Small Cap      Enhanced       Venture Fund
                                                       Stock           Value         Index       Variable Series
                                                     Subaccount     Subaccount     Subaccount       Subaccount
                                                   ----------------------------------------------------------------
Liabilities and contract owners' equity
Liabilities
  Contract terminations payable                      $       61      $     17      $        7        $     6
                                                   ----------------------------------------------------------------
Total liabilities                                            61            17               7              6

Contract owners' equity:
  Deferred annuity contracts terminable by owners     1,638,130       822,764       2,233,037         27,924
                                                   ----------------------------------------------------------------
Total liabilities and contract owners' equity        $1,638,191      $822,781      $2,233,044        $27,930
                                                   ================================================================



See accompanying notes.

      Warburg          Warburg                                                                  WRL J. P.
       Pincus        Pincus Small                                 WRL LKCM       WRL Alger     Morgan Real
    International      Company       WRL Janus      WRL Janus     Strategic     Aggressive       Estate
       Equity          Growth         Growth         Global      Total Return      Growth       Securities
     Subaccount      Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
  -------------------------------------------------------------------------------------------------------------
      $    37          $     5       $      -        $     50       $      8      $      2         $    -
  -------------------------------------------------------------------------------------------------------------
           37                5              -              50              8             2              -


       28,533           28,400        919,587         894,325        295,900       366,172          2,578
  -------------------------------------------------------------------------------------------------------------
      $28,570          $28,405       $919,587        $894,375       $295,908      $366,174         $2,578
  =============================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                            Statements of Operations

                  Year ended December 31, 1999, except as noted




                                                       Federated                     Federated       Federated
                                                        American      Federated        Prime        High Income
                                                        Leaders        Utility         Money           Bond
                                                        Fund II        Fund II         Fund II        Fund II
                                                       Subaccount     Subaccount     Subaccount     Subaccount
                                                      -----------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                            $ 21,202     $      77        $   187,639     $     90

Expenses:
   Administrative, mortality and expense risk charges      9,397         1,342             35,221        2,561
                                                      -----------------------------------------------------------
Net investment income (loss)                              11,805        (1,265)           152,418       (2,471)

Net realized and unrealized capital gain (loss)
from investments
Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                    57,797        65,003        192,599,013      252,374
   Cost of investments sold                               62,910        64,150        192,599,013      253,947
                                                      -----------------------------------------------------------
Net realized capital gain (loss) from sales of
   investments                                            (5,113)          853                  -       (1,573)

Net change in unrealized appreciation/depreciation of
   investments:
   Beginning of the period                                   100            66                  -           61
   End of the period                                     (12,987)          203                  -        6,808
                                                      -----------------------------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                        (13,087)          137                  -        6,747
                                                      -----------------------------------------------------------
Net realized and unrealized capital gain (loss)
   from investments                                      (18,200)          990                  -        5,174
                                                      -----------------------------------------------------------
Increase (decrease) from operations                     $ (6,395)    $    (275)       $   152,418     $  2,703
                                                      ==========================================================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

   Federated
    Fund for          Wanger       Wanger                                        Strong          Strong
     U. S.         U. S. Small  International                   Montgomery     International     Schafer
   Government          Cap        Small Cap      Montgomery      Emerging          Stock          Value
 Securities II       Advisor       Advisor         Growth         Markets         Fund II        Fund II
   Subaccount      Subaccount     Subaccount     Subaccount     Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------
 $   14,781         $  8,079       $    931         $ 9,197      $      4     $          5      $ 10,245

     10,882            4,979          3,531           5,862           210              345           978
------------------------------------------------------------------------------------------------------------
      3,899            3,100         (2,600)          3,335          (206)            (340)        9,267





    368,249           18,245         32,928          13,774         9,166        3,328,178        41,366
    386,106           17,289         17,912          12,164         6,364        3,282,750        46,403
------------------------------------------------------------------------------------------------------------

    (17,857)             956         15,016           1,610         2,802           45,428        (5,037)



          7              119            151             110            56              125           196
      5,065          108,658        291,958          63,373         7,344            3,818        (1,571)
 -----------------------------------------------------------------------------------------------------------

      5,058          108,539        291,807          63,263         7,288            3,693        (1,767)
 -----------------------------------------------------------------------------------------------------------

    (12,799)         109,495        306,823          64,873        10,090           49,121        (6,804)
 -----------------------------------------------------------------------------------------------------------
 $   (8,900)        $112,595       $304,223         $68,208      $  9,884     $     48,781      $  2,463
 ===========================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                      Statements of Operations (continued)





                                                                                                      Stein Roe
                                                     T. Rowe Price      Dreyfus       Endeavor     Special Venture
                                                     International     Small Cap      Enhanced      Fund Variable
                                                         Stock           Value         Index            Series
                                                       Subaccount     Subaccount     Subaccount       Subaccount
                                                     ---------------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                         $      5,300      $  1,338      $  21,691      $       -
Expenses:
   Administrative, mortality and expense risk              16,784         2,093         13,016            142
     charges
                                                     ---------------------------------------------------------------
Net investment income (loss)                              (11,484)         (755)         8,675           (142)

Net realized and unrealized capital gain (loss)
from investments
Net realized capital gain (loss) from sales of
   investments:
   Proceeds from sales                                 63,756,461        57,704        186,041          1,669
   Cost of investments sold                            62,908,600        58,069        182,898          1,099
                                                     ---------------------------------------------------------------
Net realized capital gain (loss) from sales of
   investments                                            847,861          (365)         3,143            570

Net change in unrealized appreciation/depreciation of
   investments:
   Beginning of the period                                     93           191            162            104
   End of the period                                      100,719        82,411        137,628          8,613
                                                     ---------------------------------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                         100,626        82,220        137,466          8,509
                                                     ---------------------------------------------------------------
Net realized and unrealized capital gain (loss)
   from investments                                       948,487        81,855        140,609          9,079
                                                     ---------------------------------------------------------------
Increase (decrease) from operations                  $     937,003      $81,100       $149,284         $8,937
                                                     ===============================================================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

    Warburg          Warburg                                                                              WRL J. P.
    Pincus         Pincus Small                                           WRL M          WRL Alger       Morgan Real
 International       Company        WRL Janus         WRL Janus      Strategic Total    Aggressive          Estate
     Equity          Growth           Growth           Global            Return          Growth           Securities
   Subaccount       Subaccount     Subaccount (1)   Subaccount (1)    Subaccount (1)   Subaccount (1)    Subaccount (1)
-------------------------------------------------------------------------------------------------------------------------
$       254       $      480      $ 124,470        $     44,792      $  14,906          $  31,507       $     16

       9,532             109          3,152              11,501            795              1,062             16
-------------------------------------------------------------------------------------------------------------------------
      (9,278)            371        121,318              33,291         14,111             30,445              -



  64,497,577           9,172        132,783          66,382,205         22,684             36,882            889
  63,553,848           7,394        117,426          65,313,661         22,983             27,818          1,028
-------------------------------------------------------------------------------------------------------------------------

     943,729           1,778         15,357           1,068,544           (299)             9,064           (139)



          67             173              -                   -              -                  -              -
       2,207           5,316         38,887              52,484            690             47,294             42
-------------------------------------------------------------------------------------------------------------------------

       2,140           5,143         38,887              52,484            690             47,294             42
-------------------------------------------------------------------------------------------------------------------------

     945,869           6,921         54,244           1,121,028            391             56,358            (97)
-------------------------------------------------------------------------------------------------------------------------
$     936,591         $7,292       $175,562        $  1,154,319        $14,502            $86,803       $    (97)
=========================================================================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

               Statements of Changes in Contract Owners' Equity

                  Year ended December 31, 1999 and the period
                    from October 26, 1998 (commencement of
            operations) through December 31, 1998, except as noted

                                                    Federated American             Federated Utility
                                                     Leaders Fund II                    Fund II
                                                       Subaccount                     Subaccount
                                               ---------------------------    ----------------------------
                                                    1999          1998             1999           1998
                                               ---------------------------    ----------------------------
  Operations:
    Net investment income (loss)                $   11,805       $   (3)         $ (1,265)       $   (3)
    Net realized capital gain (loss)                (5,113)           -               853             -
    Net change in unrealized appreciation/
       depreciation of investments                 (13,087)         100               137            66
                                               ---------------------------    ----------------------------
  Increase (decrease) from operations               (6,395)          97              (275)           63

  Contract transactions:
    Net contract purchase payments               1,146,888        1,000           139,097         1,001
    Transfer payments from (to) other
       subaccounts or general account              362,813           (1)           71,387             -
    Contract terminations, withdrawals, and
       other deductions                            (20,910)           -           (33,798)           (2)
                                               ---------------------------    ----------------------------
  Increase (decrease) from contract
    transactions                                 1,488,791          999           176,686           999
                                               ---------------------------    ----------------------------
  Net increase in contract owners' equity        1,482,396        1,096           176,411         1,062

  Contract owners' equity:
    Beginning of the period                          1,096            -             1,062             -
                                               ---------------------------    ----------------------------
    End of the period                           $1,483,492       $1,096          $177,473        $1,062
                                               ===========================    ============================


(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

                                     Federated High              Federated Fund for               Wanger U. S.
  Federated Prime Money               Income Bond                 U. S. Government              Small Cap Advisor
    Fund II Subaccount             Fund II Subaccount         Securities II Subaccount             Subaccount
----------------------------  ----------------------------  ----------------------------  ----------------------------
     1999          1998            1999          1998            1999          1998            1999          1998
----------------------------  ----------------------------  ----------------------------  ----------------------------

 $   152,418      $    521       $ (2,471)       $   (3)       $    3,899     $     (3)      $  3,100         $   (3)
           -             -         (1,573)            -           (17,857)           -            956              -

           -             -          6,747            61             5,058            7        108,539            119
----------------------------  ----------------------------  ----------------------------  ----------------------------
     152,418           521          2,703            58            (8,900)           4        112,595            116


  10,147,575       451,000         91,461         1,000         1,234,909        1,000        514,403          1,000

   3,433,751             -        257,458            (2)          298,849            3        135,205             (2)

     (10,810)            -         (4,034)            -           (34,374)           -         (8,416)             -
----------------------------  ----------------------------  ----------------------------  ----------------------------
  13,570,516       451,000        344,885           998         1,499,384        1,003        641,192            998
----------------------------  ----------------------------  ----------------------------  ----------------------------
  13,722,934       451,521        347,588         1,056         1,490,484        1,007        753,787          1,114


     451,521             -          1,056             -             1,007            -          1,114              -
----------------------------  ----------------------------  ----------------------------  ----------------------------
 $14,174,455      $451,521       $348,644        $1,056        $1,491,491       $1,007       $754,901         $1,114
============================  ============================  ============================  ============================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                                  Wanger International
                                                   Small Cap Advisor               Montgomery Growth
                                                       Subaccount                     Subaccount
                                               ---------------------------    ----------------------------
                                                   1999          1998             1999          1998
                                               ---------------------------    ----------------------------
  Operations:
    Net investment income (loss)                 $ (2,600)      $   (3)         $  3,335       $    6
    Net realized capital gain (loss)               15,016            -             1,610            -
    Net change in unrealized appreciation/
       depreciation of investments                291,807          151            63,263          110
                                               ---------------------------    ----------------------------
  Increase (decrease)from operations              304,223          148            68,208          116

  Contract transactions:
    Net contract purchase payments                336,963        1,001           739,247        1,001
    Transfer payments from (to) other
       subaccounts or general account             159,921           10           120,958           (2)
    Contract terminations, withdrawals, and
       other deductions                           (11,794)           -            (7,581)           -
                                               ---------------------------    ----------------------------
  Increase (decrease) from contract
    transactions                                  485,090        1,011           852,624          999
                                               ---------------------------    ----------------------------
  Net increase in contract owners' equity         789,313        1,159           920,832        1,115

  Contract owners' equity:
    Beginning of the period                         1,159            -             1,115            -
                                               ---------------------------    ----------------------------
    End of the period                            $790,472       $1,159          $921,947       $1,115
                                               ===========================    ============================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

                                    Strong                                              T. Rowe Price
  Montgomery Emerging         International Stock       Strong Schafer Value         International Stock
   Markets Subaccount         Fund II Subaccount         Fund II Subaccount               Subaccount
-------------------------    ---------------------    ------------------------    -------------------------
    1999         1998          1999       1998           1999         1998            1999         1998
-------------------------    ---------------------    ------------------------    -------------------------
  $  (206)       $   (1)       $  (340)   $   (3)       $  9,267     $   (1)       $  (11,484)     $   (3)
    2,802             -         45,428         -          (5,037)         -           847,861           -

    7,288            56          3,693       125          (1,767)       196           100,626          93
-------------------------    ---------------------    ------------------------    -------------------------
    9,884            55         48,781       122           2,463        195           937,003          90


   25,276         1,000         11,444     1,001         254,354      1,001         2,052,993       1,001

   (1,006)            -        (34,517)       23          22,883        (11)       (1,343,059)         11

   (1,626)            -         (2,073)        -          (1,375)         -            (9,909)          -
-------------------------    ---------------------    ------------------------    -------------------------
   22,644         1,000        (25,146)    1,024         275,862        990           700,025       1,012
-------------------------    ---------------------    ------------------------    -------------------------
   32,528         1,055         23,635     1,146         278,325      1,185         1,637,028       1,102


    1,055             -          1,146         -           1,185          -             1,102           -
-------------------------    ---------------------    ------------------------    -------------------------
  $33,583        $1,055        $24,781    $1,146        $279,510     $1,185        $1,638,130      $1,102
=========================    =====================    ========================    =========================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                Dreyfus Small Cap Value            Endeavor Enhanced
                                                       Subaccount                  Index Subaccount
                                               ---------------------------    ----------------------------
                                                   1999          1998             1999          1998
                                               ---------------------------    ----------------------------
  Operations:
    Net investment income (loss)                 $   (755)      $   (3)        $    8,675      $   (3)
    Net realized capital gain (loss)                 (365)           -              3,143           -
    Net change in unrealized appreciation/
       depreciation of investments                 82,220          191            137,466         162
                                               ---------------------------    ----------------------------
  Increase (decrease)from operations               81,100          188            149,284         159

  Contract transactions:
    Net contract purchase payments                670,523        1,000          1,949,443       1,001
    Transfer payments from (to) other
       subaccounts or general account              74,934            4            149,685          (6)
    Contract terminations, withdrawals, and
       other deductions                            (4,985)           -            (16,529)          -
                                               ---------------------------    ----------------------------
  Increase (decrease) from contract               740,472        1,004          2,082,599         995
    transactions
                                               ---------------------------    ----------------------------
  Net increase in contract owners' equity         821,572        1,192          2,231,883       1,154

  Contract owners' equity:
    Beginning of the period                         1,192            -              1,154           -
                                               ---------------------------    ----------------------------
    End of the period                            $822,764       $1,192         $2,233,037      $1,154
                                               ===========================    ============================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

     Stein Roe Special              Warburg Pincus            Warburg Pincus Small          WRL Janus
   Venture Fund Variable         International Equity            Company Growth              Growth
     Series Subaccount                 Subaccount                   Subaccount            Subaccount (1)
  -------------------------    -------------------------    -------------------------    ----------------
      1999         1998            1999         1998            1999         1998             1999
  -------------------------    -------------------------    -------------------------    ----------------
    $  (142)      $   (3)        $   (9,278)   $     3        $   371       $   (3)         $121,318
        570            -            943,729          -          1,778            -            15,357
      8,509          104              2,140         67          5,143          173            38,887
  -------------------------    -------------------------    -------------------------    ----------------
      8,937          101            936,591         70          7,292          170           175,562


      1,392        1,000          1,010,718        999          7,683        1,001           509,264

     18,026           (4)        (1,918,282)         9         16,591           (2)          248,229

     (1,528)           -             (1,572)         -         (4,335)           -           (13,468)
  -------------------------    -------------------------    -------------------------    ----------------
     17,890          996           (909,136)     1,008         19,939          999           744,025
  -------------------------    -------------------------    -------------------------    ----------------
     26,827        1,097             27,455      1,078         27,231        1,169           919,587


      1,097            -              1,078          -          1,169            -                 -
  -------------------------    -------------------------    -------------------------    ----------------
    $27,924       $1,097         $   28,533     $1,078        $28,400       $1,169          $919,587
  =========================    =========================    =========================    ================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)

                                                                                                                WRL J. P.
                                                                       WRL LKCM            WRL Alger           Morgan Real
                                                 WRL Janus         Strategic Total         Aggressive             Estate
                                                   Global               Return               Growth             Securities
                                               Subaccount (1)       Subaccount (1)       Subaccount (1)       Subaccount (1)
                                              -----------------    -----------------    -----------------    -----------------
                                                    1999                 1999                 1999                 1999
                                              -----------------    -----------------    -----------------    -----------------
Operations:
  Net investment income (loss)                   $    33,291            $ 14,111            $ 30,445               $    -
  Net realized capital gain (loss)                 1,068,544                (299)              9,064                 (139)
  Net change in unrealized appreciation/
     depreciation of investments                      52,484                 690              47,294                   42
                                              -----------------    -----------------    -----------------    -----------------
Increase (decrease)from operations                 1,154,319              14,502              86,803                  (97)

Contract transactions:
  Net contract purchase payments                   1,491,678             192,039             209,789                1,153
  Transfer payments from (to) other
     subaccounts or general account               (1,740,195)             93,989              71,043                2,395
  Contract terminations, withdrawals, and
     other deductions                                (11,477)             (4,630)             (1,463)                (873)
                                              -----------------    -----------------    -----------------    -----------------
Increase (decrease) from contract
  transactions                                      (259,994)            281,398             279,369                2,675
                                              -----------------    -----------------    -----------------    -----------------
Net increase in contract owners' equity              894,325             295,900             366,172                2,578

Contract owners' equity:
  Beginning of the period                                  -                   -                   -                    -
                                              -----------------    -----------------    -----------------    -----------------
  End of the period                              $   894,325            $295,900            $366,172               $2,578
                                              =================    =================    =================    =================



(1)  Commencement of operations, May 3, 1999.



See accompanying notes.

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                         Notes to Financial Statements

                                December 31, 1999




1.   Organizational and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account V (the "Mutual Fund Account") is a segregated investment account of Peoples Benefit Life Insurance Company ("PBL"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-seven investment subaccounts, five of which are invested in specified portfolios of the Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisor's Trust, two of which are invested in specified portfolios of the Montgomery Funds III, two of which are invested in specified portfolios of the Strong Variable Insurance Funds, Inc., three of which are invested in specified portfolios of the Endeavor Series Trust, one of which is invested in the Stein Roe Special Venture Fund, Variable Series of the Stein Roe Variable Investment Trust, two of which are invested in specified portfolio of the Warburg Pincus Trust and five of which are invested in specified portfolios of WRL Series Fund, Inc. (each a "Series Fund" and collectively "the Series Funds"). Activity in these twenty-two subaccounts is available to contract owners of the Advisor's Edge Select Variable Annuity. Activity in these twenty-two subaccounts is also available to contract owners of the Advisor's Edge Variable Annuity, also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Select Variable Annuity only. The remaining twenty-five subaccounts (not included herein), are available to contract owners of the Advisor's Edge Variable Annuity, Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 1999.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are credited or charged to contract owners' equity.

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)




1.   Organizational and Summary of Significant Accounting Policies (continued)

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2.   Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                                                                       Net Asset
                                                                    Number of Shares   Value Per          Market
                                                                          Held           Share             Value           Cost
                                                                   ---------------------------------------------------------------
The Federated Insurance Series:
   Federated American Leaders Fund II                                  71,254.345        $20.82      $  1,483,515    $  1,496,502
   Federated Utility Fund II                                           12,367.536         14.35           177,474         177,271
   Federated Prime Money Fund II                                   14,174,442.200          1.00        14,174,442      14,174,442
   Federated High Income Bond Fund II                                  34,047.399         10.24           348,645         341,837
   Federated Fund for U. S. Government Securities II                  141,239.617         10.56         1,491,490       1,486,425
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                                      30,342.441         24.88           754,920         646,262
   Wanger International Small Cap Advisor                              18,101.417         43.67           790,489         498,531
The Montgomery Funds III:
   Montgomery Growth Portfolio                                         50,133.928         18.39           921,963         858,590
   Montgomery Emerging Markets Portfolio                                3,092.781         10.86            33,588          26,244
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II                                   1,513.849         16.37            24,782          20,964
   Strong Schafer Value Fund II                                        30,648.843          9.12           279,517         281,088
Endeavor Series Trust:
   T. Rowe Price International Stock Portfolio                         78,457.438         20.88         1,638,191       1,537,472
   Dreyfus Small Cap Value Portfolio                                   49,835.322         16.51           822,781         740,370
   Endeavor Enhanced Index Portfolio                                  122,964.985         18.16         2,233,044       2,095,416
Stein Roe Variable Investment Trust:
   Stein Roe Special Venture Fund, Variable Series                      1,384.708         20.17            27,930          19,317
Warburg Pincus Trust:
   Warburg Pincus International Equity Portfolio                        1,710.774         16.70            28,570          26,363
   Warburg Pincus Small Company Growth Portfolio                        1,084.146         26.20            28,405          23,089

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



2.   Investments (continued)

                                                                   Net Asset
                                                Number of          Value Per        Market
                                               Shares Held           Share          Value           Cost
                                             ---------------------------------------------------------------
WRL Series Fund, Inc.:
   WRL Janus Growth Portfolio                    11,790.131      $77.996065   $     919,584   $     880,697
   WRL Janus Global Portfolio                    23,874.669       37.461242         894,375         841,891
   WRL LKCM Strategic Total Return Portfolio     17,564.658       16.846756         295,908         295,218
   WRL Alger Aggressive Growth Portfolio         11,004.447       33.275092         366,174         318,880
   WRL J. P. Morgan Real Estate Securities
     Portfolio                                      320.031        8.056186           2,578           2,536

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                    Period ended December 31
                                                                   1999                       1998
                                                        --------------------------   ----------------------
                                                         Purchases         Sales       Purchases    Sales
                                                        --------------------------   ----------------------
The Federated Insurance Series:
   Federated American Leaders Fund II                    $  1,558,416   $    57,797  $     999   $    3
   Federated Utility Fund II                                  240,425        65,003        999        3
   Federated Prime Money Fund II                          206,321,934   192,599,013    451,781      260
   Federated High Income Bond Fund II                         594,789       252,374        998        3
   Federated Fund for U. S. Government Securities II        1,871,531       368,249      1,003        3
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                             662,555        18,245        999        3
   Wanger International Small Cap Advisor                     515,435        32,928      1,011        3
The Montgomery Funds III:
   Montgomery Growth Portfolio                                869,749        13,774      1,008        3
   Montgomery Emerging Markets Portfolio                       31,609         9,166      1,002        3
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II                       3,302,693     3,328,178      1,024        3
   Strong Schafer Value Fund II                               326,502        41,366        992        3
Endeavor Series Trust:
   T. Rowe Price International Stock Portfolio             64,446,063    63,756,461      1,012        3
   Dreyfus Small Cap Value Portfolio                          797,438        57,704      1,004        3
   Endeavor Enhanced Index Portfolio                        2,277,322       186,041        995        3
Stein Roe Variable Investment Trust:
   Stein Roe Special Venture Fund, Variable Series             19,423         1,669        996        3
Warburg Pincus Trust:
   Warburg Pincus International Equity Portfolio           63,579,199    64,497,577      1,015        3
   Warburg Pincus Small Company Growth Portfolio               29,487         9,172        999        3

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



2.   Investments (continued)

                                                                      Period ended December 31
                                                                   1999                       1998
                                                      -----------------------------  -----------------------
                                                         Purchases         Sales       Purchases    Sales
                                                      -----------------------------  -----------------------
WRL Series Fund, Inc.:
   WRL Janus Growth Portfolio                              $  998,123     $  132,783    $      -   $    -
   WRL Janus Global Portfolio                              66,155,552     66,382,205           -        -
   WRL LKCM Strategic Total Return Portfolio                  318,201         22,684           -        -
   WRL Alger Aggressive Growth Portfolio                      346,698         36,882           -        -
   WRL J. P. Morgan Real Estate Securities Portfolio            3,564            889           -        -


3.   Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                       Accumulation Units     Accumulation     Total Contract
                     Subaccount                               Owned            Unit Value          Value
---------------------------------------------------------------------------------------------------------------
Federated American Leaders Fund II                        1,288,093.664        $1.151696        $1,483,492
Federated Utility Fund II                                   166,795.533         1.064017           177,473
Federated Prime Money Fund II                            13,680,189.424         1.036130        14,174,455
Federated High Income Bond Fund II                          327,458.135         1.064698           348,644
Federated Fund for U. S. Government Securities II         1,512,031.733          .986415         1,491,491
Wanger U. S. Small Cap Advisor                              549,765.523         1.373133           754,901
Wanger International Small Cap Advisor                      305,860.232         2.584423           790,472
Montgomery Growth                                           694,678.552         1.327156           921,947
Montgomery Emerging Markets                                  19,596.252         1.713729            33,583
Strong International Stock Fund II                           11,722.205         2.114043            24,781
Strong Schafer Value Fund II                                246,469.649         1.134054           279,510
T. Rowe Price International Stock                         1,139,792.549         1.437218         1,638,130
Dreyfus Small Cap Value                                     541,434.492         1.519601           822,764
Endeavor Enhanced Index                                   1,662,594.471         1.343104         2,233,037
Stein Roe Special Venture Fund, Variable Series              17,442.496         1.600892            27,924
Warburg Pincus International Equity                          17,502.684         1.630201            28,533
Warburg Pincus Small Company Growth                          14,585.389         1.947187            28,400
WRL Janus Growth                                            676,854.488         1.358618           919,587
WRL Janus Global                                            575,729.315         1.553378           894,325
WRL LKCM Strategic Total Return                             280,925.447         1.053303           295,900
WRL Alger Aggressive Growth                                 246,122.268         1.487766           366,172
WRL J. P. Morgan Real Estate Securities                       2,881.168          .894820             2,578

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)




3.   Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                                                                               Federated
                                             Federated       Federated        Federated        High Income
                                              American        Utility        Prime Money           Bond
                                            Leaders Fund      Fund II          Fund II           Fund II
                                           II Subaccount     Subaccount      Subaccount        Subaccount
                                           ----------------------------------------------------------------
Units purchased                                  1,000           1,000          449,266           1,000
Units redeemed and transferred                       -               -                -               -
                                           ----------------------------------------------------------------
Units outstanding at December 31, 1998           1,000           1,000          449,266           1,000
Units purchased                              1,155,370         139,439       10,157,515         270,739
Units redeemed and transferred                 131,724          26,357        3,073,408          55,719
                                           ----------------------------------------------------------------
Units outstanding at December 31, 1999       1,288,094         166,796       13,680,189         327,458
                                           ================================================================

                                         Federated Fund                        Wanger
                                           for U. S.       Wanger U. S.     International
                                           Government        Small Cap        Small Cap       Montgomery
                                         Securities II        Advisor          Advisor          Growth
                                           Subaccount       Subaccount       Subaccount       Subaccount
                                        -------------------------------------------------------------------
Units purchased                                1,000             1,000           1,000            1,000
Units redeemed and transferred                     -                 -               -                -
                                        -------------------------------------------------------------------
Units outstanding at December 31, 1998         1,000             1,000           1,000            1,000
Units purchased                            1,319,225           492,206         258,525          600,047
Units redeemed and transferred               191,807            56,560          46,335           93,632
                                        -------------------------------------------------------------------
Units outstanding at December 31, 1999     1,512,032           549,766         305,860          694,679
                                        ===================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)



3.   Contract Owners' Equity (continued)

                                                               Strong
                                            Montgomery     International       Strong       T. Rowe Price
                                             Emerging          Stock       Schafer Value    International
                                             Markets          Fund II         Fund II           Stock
                                            Subaccount       Subaccount      Subaccount       Subaccount
                                         ------------------------------------------------------------------
Units purchased                                1,000            1,000            1,000            1,000
Units redeemed and transferred                     -                -                -                -
                                         ------------------------------------------------------------------
Units outstanding at December 31, 1998         1,000            1,000            1,000            1,000
Units purchased                               19,596            7,058          226,880        4,705,241
Units redeemed and transferred                (1,000)           3,664           18,590       (3,566,448)
                                         ------------------------------------------------------------------
Units outstanding at December 31, 1999        19,596           11,722          246,470        1,139,793
                                         ==================================================================

                                                                      Stein Roe
                                                                       Special
                                                                       Venture                         Warburg
                                         Dreyfus       Endeavor         Fund,      Warburg Pincus    Pincus Small
                                        Small Cap      Enhanced       Variable      International      Company
                                          Value          Index         Series          Equity           Growth
                                       Subaccount     Subaccount     Subaccount      Subaccount       Subaccount
                                      -----------------------------------------------------------------------------
Units purchased                             1,000          1,000         1,000             1,000         1,000
Units redeemed and transferred                  -              -             -                 -             -
                                      -----------------------------------------------------------------------------
Units outstanding at
   December 31, 1998                        1,000          1,000         1,000             1,000         1,000
Units purchased                           497,045      1,560,996         1,108         3,404,306        12,781
Units redeemed and transferred             43,389        100,598        15,334        (3,387,803)          804
                                      -----------------------------------------------------------------------------
Units outstanding at
   December 31, 1999                      541,434      1,662,594        17,442            17,503        14,585
                                      =============================================================================

                    Peoples Benefit Life Insurance Company
          Separate Account V - Advisor's Edge Select Variable Annuity

                   Notes to Financial Statements (continued)


3.   Contract Owners' Equity (continued)

                                                                                                       WRL J. P.
                                                                       WRL LKCM        WRL Alger      Morgan Real
                                        WRL Janus      WRL Janus       Strategic       Aggressive       Estate
                                         Growth         Global       Total Return        Growth       Securities
                                       Subaccount     Subaccount      Subaccount       Subaccount     Subaccount
                                      -----------------------------------------------------------------------------
Units purchased                                 -              -               -                -             -
Units redeemed and transferred                  -              -               -                -             -
                                      -----------------------------------------------------------------------------
Units outstanding at December 31,
   1998                                         -              -               -                -             -
Units purchased                           482,035      4,366,485         205,721          178,754         1,177
Units redeemed and transferred            194,819     (3,790,756)         75,204           67,368         1,704
                                      -----------------------------------------------------------------------------
Units outstanding at December 31,
   1999                                   676,854        575,729         280,925          246,122         2,881
                                      =============================================================================


4.   Administrative, Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge was 1.35%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.


5.   Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PBL.

                             Financial Statements - Statutory Basis

                             Peoples Benefit Life Insurance Company

                          Years ended December 31, 1999, 1998 and 1997
                               with Report of Independent Auditors

                     Peoples Benefit Life Insurance Company

                     Financial Statements - Statutory Basis


                  Years ended December 31, 1999, 1998 and 1997


                                    Contents

Report of Independent Auditors............................................1

Audited Financial Statements

Balance Sheets - Statutory Basis..........................................3
Statements of Operations - Statutory Basis................................5
Statements of Changes in Capital and Surplus - Statutory Basis............6
Statements of Cash Flow - Statutory Basis.................................7
Notes to Financial Statements - Statutory Basis...........................8

                         Report of Independent Auditors


The Board of Directors
Peoples Benefit Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Peoples Benefit Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa.


                                              /s/ Ernst & Young LLP
Des Moines, Iowa
February 18, 2000

                     Peoples Benefit Life Insurance Company

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                                                     December 31
                                                                               1999              1998
                                                                           -------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                         $     174,117    $     193,367
   Bonds                                                                       3,219,493        4,299,430
   Stocks:
     Preferred                                                                   160,990           91,609
     Common (cost: 1999 - $180,645; 1998 - $37,955)                              201,185           38,092
     Common stocks sold, but not yet purchased [cost:
       1999 - $(137,497); 1998 - $(80,447)]                                     (147,374)         (83,727)
     Affiliated entity (cost: 1999 - $202,606; 1998 - $202,606)
                                                                                 515,075          457,011
   Mortgage loans on real estate                                               1,933,540        2,041,729
   Real estate                                                                     7,605            3,980
   Policy loans                                                                  159,161          154,703
   Other invested assets                                                         316,696          268,783
                                                                           -------------------------------
Total cash and invested assets                                                 6,540,488        7,464,977

Premiums deferred and uncollected                                                 45,553           44,117
Accrued investment income                                                         64,418           79,705
Receivable from affiliates                                                        42,290           72,156
Federal income taxes recoverable                                                   2,709           12,157
Other assets                                                                      20,577           54,432
Separate account assets                                                        6,505,330        4,915,961

                                                                        -----------------------------------
Total admitted assets                                                        $13,221,365      $12,643,505
                                                                        ===================================


                                                                                      December 31
                                                                                1999              1998
                                                                            -----------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                   $  1,099,807     $  1,120,051
     Annuity                                                                   2,840,176        3,126,053
     Accident and health                                                          79,058           81,793
   Policy and contract claim reserves:
     Life                                                                         27,588           30,445
     Accident and health                                                          33,522           29,556
   Policyholder contract deposits                                              1,224,174        1,740,041
   Other policyholders' funds                                                    514,060          524,254
   Remittances and items not allocated                                             6,814           11,644
   Asset valuation reserve                                                       163,728          134,828
   Interest maintenance reserve                                                   10,502           16,131
   Short-term notes payable to affiliates                                        104,500          102,293
   Payable for securities                                                              -          116,191
   Other liabilities                                                              84,459           68,767
   Transfers to separate accounts due or accrued                                  (3,781)           3,215
   Payable to affiliates                                                               -           79,952
   Separate account liabilities                                                6,505,330        4,884,819
                                                                            -----------------------------
Total liabilities                                                             12,689,937       12,070,033

Commitments and contingencies (Note 9)

Capital and surplus:
   Common stock, $11 par value, 1,145,000 shares authorized, issued
     and outstanding                                                              12,595           12,595
   Preferred stock, $11 par value, $240 liquidation value, 2,290,000
     shares authorized, issued and outstanding                                    25,190           25,190
   Paid-in surplus                                                                 2,583            2,583
   Unassigned surplus                                                            491,060          533,104
                                                                            -----------------------------
Total capital and surplus                                                        531,428          573,472
                                                                            -----------------------------
Total liabilities and capital and surplus                                    $13,221,365      $12,643,505
                                                                            =============================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)


                                                                           Year ended December 31
                                                                  1999              1998             1997
                                                               ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                      $   171,343      $   165,442       $   169,292
     Annuity                                                     1,358,289        1,584,173         1,232,283
     Accident and health                                           132,842          133,490           144,713
   Net investment income                                           451,064          512,102           559,656
   Amortization of interest maintenance reserve                      8,274            7,046             6,333
   Commissions and expense allowances on reinsurance
      ceded                                                          5,474            4,542             2,323
   Separate account fee income                                      23,824           19,494                 -
   Other                                                             3,659           (9,666)            7,770
                                                               ----------------------------------------------
                                                                 2,154,769        2,416,623         2,122,370
Benefits and expenses:
   Benefits paid or provided for:
     Life benefits                                                 189,648          207,521           112,403
     Surrender benefits                                          1,453,339        1,338,387         1,120,236
     Accident and health benefits                                   75,768           75,372            79,576
     Other benefits                                                 95,045           89,301           162,215
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                        (14,358)         (27,717)          (16,974)
       Annuity                                                    (285,876)        (210,997)         (141,304)
       Accident and health                                          (2,734)          (2,347)           (4,169)
       Other                                                      (524,156)          32,453           (96,839)
                                                               ----------------------------------------------
                                                                   986,676        1,501,973         1,215,144
   Insurance expenses:
     Commissions                                                    34,986           46,200            54,554
     General insurance expenses                                     97,381           75,102           106,666
     Taxes, licenses and fees                                        8,705            8,037            10,036
     Net transfers to separate accounts                            889,687          652,622           599,633
     Other expenses                                                 15,249              199               559
                                                               ----------------------------------------------
                                                                 1,046,008          782,160           771,448
                                                               ----------------------------------------------
                                                                 2,032,684        2,284,133         1,986,592
                                                               ----------------------------------------------
Gain from operations before federal income tax expense and
   net realized capital gains on investments                       122,085          132,490           135,778
Federal income tax expense                                          37,277           32,960            54,615
                                                               ----------------------------------------------
Gain from operations before net realized capital gains on
   investments                                                      84,808           99,530            81,163

Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred to interest
   maintenance reserve)                                              4,230           27,621            24,702
                                                               ----------------------------------------------
Net income                                                     $    89,038      $   127,151       $   105,865
                                                               ==============================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)


                                                                                                                  Total
                                                  Common         Preferred        Paid-in        Unassigned     Capital and
                                                   Stock           Stock          Surplus         Surplus         Surplus
                                              -----------------------------------------------------------------------------
Balance at January 1, 1997                       $12,595         $25,190           $2,583        $564,943        $605,311
   Net income                                          -               -                -         105,865         105,865
   Change in net unrealized capital
     gains/losses                                      -               -                -          45,907          45,907
   Change in non-admitted assets                       -               -                -             341             341
   Change in asset valuation reserve                   -               -                -         (12,296)        (12,296)
   Change in surplus in separate accounts              -               -                -             424             424
   Dividends to stockholders                           -               -                -        (120,000)       (120,000)
   Prior year federal income tax adjustment
                                                       -               -                -           4,719           4,719
                                              -----------------------------------------------------------------------------
Balance at December 31, 1997                      12,595          25,190            2,583         589,903         630,271
   Net income                                          -               -                -         127,151         127,151
   Change in net unrealized capital
     gains/losses                                      -               -                -         (15,584)        (15,584)
   Change in non-admitted assets                       -               -                -           9,324           9,324
   Change in liability for reinsurance in
     unauthorized companies                            -               -                -             (27)            (27)
   Change in asset valuation reserve                   -               -                -         (25,363)        (25,363)
   Change in surplus in separate accounts              -               -                -           3,581           3,581
   Dividends to stockholders                           -               -                -        (160,000)       (160,000)
   Tax benefits on stock options exercised             -               -                -           4,119           4,119
                                              -----------------------------------------------------------------------------
Balance at December 31, 1998                      12,595          25,190            2,583         533,104         573,472
   Net income                                          -               -                -          89,038          89,038
   Change in net unrealized capital
     gains/losses                                      -               -                -          44,119          44,119
   Change in non-admitted assets                       -               -                -           8,328           8,328
   Change in liability for reinsurance in
     unauthorized companies                            -               -                -              19              19
   Change in asset valuation reserve                   -               -                -         (28,900)        (28,900)
   Change in surplus in separate accounts              -               -                -          (3,854)         (3,854)
   Dividends to stockholders                           -               -                -        (160,000)       (160,000)
   Tax benefits on stock options exercised             -               -                -           5,629           5,629
   Other                                               -               -                -           3,577           3,577
                                              -----------------------------------------------------------------------------
Balance at December 31, 1999                     $12,595         $25,190           $2,583        $491,060        $531,428
                                              =============================================================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)



                                                                           Year ended December 31
                                                                  1999             1998              1997
                                                               ----------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance          $1,700,093       $1,884,760        $1,557,727
Net investment income                                             469,515          529,718           544,108
Life claims                                                      (192,568)        (198,317)         (108,112)
Surrender benefits and other fund withdrawals                  (1,453,339)      (1,338,387)       (1,120,708)
Disability benefits under accident and health policies            (71,800)         (73,604)          (77,681)
Other benefits to policyholders                                   (94,512)         (89,304)         (161,602)
Commissions, other expenses and other taxes                      (139,867)        (136,417)         (171,155)
Net transfers to separate accounts                               (865,863)        (633,128)         (602,788)
Federal income taxes, excluding tax on capital gains              (22,200)         (40,998)          (53,792)
Other, net                                                       (145,568)          78,339           (59,738)
                                                               ----------------------------------------------
Net cash used in operating activities                            (816,109)         (17,338)         (253,741)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                   2,402,706        2,370,321         4,006,319
   Common stocks                                                  369,991          275,513           259,925
   Mortgage loans on real estate                                  368,121          732,217           648,588
   Real estate                                                      3,645            7,733             8,784
   Policy loans, net                                                    -              727             2,744
   Other                                                           19,222           51,375           136,271
                                                               ----------------------------------------------
                                                                3,163,685        3,437,886         5,062,631
Cost of investments acquired:
   Bonds and preferred stocks                                  (1,411,300)      (2,316,926)       (4,114,568)
   Common stocks                                                 (490,887)        (293,534)         (249,597)
   Mortgage loans on real estate                                 (265,166)        (485,488)         (385,022)
   Real estate                                                     (7,572)               -                 -
   Policy loans, net                                               (4,458)               -                 -
   Other                                                          (29,650)        (118,648)          (34,263)
                                                               ----------------------------------------------
                                                               (2,209,033)      (3,214,596)       (4,783,450)
                                                               ----------------------------------------------
Net cash provided by investing activities                         954,652          223,290           279,181

Financing activities
Issuance of short-term intercompany notes payable, net              2,207          102,293                 -
Dividends paid to stockholders                                   (160,000)        (160,000)         (120,000)
Other                                                                   -                -               (23)
                                                               ----------------------------------------------
Net cash used in financing activities                            (157,793)         (57,707)         (120,023)
                                                               ----------------------------------------------
Increase (decrease) in cash and short-term investments            (19,250)         148,245           (94,583)

Cash and short-term investments at beginning of year              193,367           45,122           139,705
                                                               ----------------------------------------------
Cash and short-term investments at end of year                 $  174,117      $   193,367      $     45,122
                                                               ==============================================

See accompanying notes.

                     Peoples Benefit Life Insurance Company

                 Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                                December 31, 1999


1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the "Company") is a stock life and health insurance company. Prior to June 10, 1997, the Company was an indirect wholly-owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of the Company, were merged with an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("Commonwealth"). Effective January 1, 1998, ownership of Commonwealth was transferred to AEGON USA, Inc. ("AEGON"), an indirect wholly-owned subsidiary of AEGON N.V.

The Company is directly owned by Monumental Life Insurance Company 76%, Capital Liberty Limited Partnership ("CLLP") 20%, and Commonwealth 4%. The Company wholly owns an insurance subsidiary, Veterans Life Insurance Company ("VLIC").

On December 31, 1999, the Company was redomiciled from Missouri to Iowa.

Nature of Operations

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) common stocks sold but not yet purchased are reported as liabilities for GAAP purposes;
(c) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(e) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return; (f) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (g) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (h) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (i) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (j) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (k) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (l) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (m) pension expense is recorded as amounts are paid; (n) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (o) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (p) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (q) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company but are presumed to be material.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market. Common stocks sold but not yet purchased are carried at market as a contra asset. Common stock of the Company's affiliated insurance subsidiary is recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships and are recorded at equity in underlying net assets. Derivative financial instruments, consisting primarily of interest rate swap agreements, including basis swaps, and futures, are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks sold but not yet purchased represents obligations of the Company to deliver specified securities at contracted prices, thereby creating a liability to purchase the securities at prevailing market prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold but not yet purchased may exceed the current amount recognized in the financial statements. The Insurance Division, Department of Commerce, of the State of Iowa has approved the Company's accounting for common stocks sold but not yet purchased as a permitted practice.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $1,992, $1,503 and $308, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Policyholder Contract Deposits

Policyholder contract deposits are comprised primarily of guaranteed investment contracts (GICs). The GICs consist of three types. One type is guaranteed as to principal along with interest guarantees based upon predetermined indices. The second type guarantees principal and interest but also includes a penalty if the contract is surrendered early. The third type guarantees principal and interest and is non-surrenderable before the fixed maturity date. Policy reserves on the GICs are determined following the retrospective deposit method and consist of contract values that accrue to the benefit of the policyholder.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,266,608, $858,751 and $784,931 in 1999, 1998 and 1997, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate swaps and forward-rate agreements: Estimated fair value of interest rate swaps and forward-rate agreements are based on pricing models or formulas using current assumptions.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

   Short-term notes payable to affiliates: The fair values for short-term notes to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:


                                                                       December 31
                                                        1999                                1998
                                            ------------------------------     ------------------------------
                                              Carrying                           Carrying
                                               Amount         Fair Value          Amount          Fair Value
                                            ------------------------------     ------------------------------
   Admitted assets
   Cash and short-term investments
                                            $   174,117     $     174,117      $   193,367       $   193,367
   Bonds                                      3,219,493         3,087,002        4,299,430         4,439,611
   Preferred stocks                             160,990           158,736           91,609            98,346
   Common stocks                                 53,811            53,811          (45,635)          (45,635)
   Mortgage loans on real estate              1,933,540         1,895,672        2,041,729         2,100,897
   Policy loans                                 159,161           159,161          154,703           154,703
   Separate account assets                    6,505,330         6,505,330        4,915,961         4,915,961

   Liabilities
   Investment contract liabilities            3,283,269         3,245,239        5,385,785         5,334,953
   Separate account liabilities               6,414,824         6,264,434        4,863,189         4,673,802
   Short-term notes payable to
     affiliates                                 104,500           104,500          102,293           102,293
   Interest rate swaps                             (212)           (2,789)               -             7,022
   Forwards                                         (71)              (71)               -                 -

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments

Statutory-basis financial information of the Company's wholly-owned insurance subsidiary, Veterans Life Insurance Company, is summarized as follows:


                                                                                       December 31
                                                                                 1999              1998
                                                                             ------------------------------
   Summary statutory-basis balance sheets
   Cash and invested assets                                                   $715,766           $657,263
   Other assets                                                                 38,247             41,843
                                                                             ------------------------------
   Total admitted assets                                                      $754,013           $699,106
                                                                             ==============================

   Insurance reserves                                                         $192,021           $188,532
   Other liabilities                                                            46,917             53,563
   Capital and surplus                                                         515,075            457,011
                                                                             ------------------------------
   Total liabilities and capital and surplus                                  $754,013           $699,106
                                                                             ==============================

                                                                       Year ended December 31
                                                             1999              1998               1997
                                                           ---------------------------------------------
   Summary statutory-basis statements of income
   Revenues                                                $145,549          $152,851           $148,332
   Expenses and taxes                                       102,850           113,042            117,414
                                                           ---------------------------------------------
   Net income                                              $ 42,699          $ 39,809           $ 30,918
                                                           =============================================

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross          Gross        Estimated
                                                   Carrying      Unrealized     Unrealized        Fair
                                                    Amount         Gains          Losses         Value
                                                   ------------------------------------------------------
   December 31, 1999
   Bonds:
     United States Government and agencies         $   166,209   $     481     $  10,690      $   156,000
     State, municipal and other government              53,453         624           985           53,092
     Public utilities                                  202,180         820        12,594          190,406
     Industrial and miscellaneous                    1,950,758      23,903       114,196        1,860,465
     Mortgage and other asset-backed securities        846,893      10,679        30,533          827,039
                                                   ------------------------------------------------------
                                                     3,219,493      36,507       168,998        3,087,002
   Preferred stocks                                    160,990      19,387        21,641          158,736
                                                   ------------------------------------------------------
                                                    $3,380,483     $55,894      $190,639       $3,245,738
                                                   ======================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)


                                                                   Gross          Gross        Estimated
                                                   Carrying      Unrealized     Unrealized        Fair
                                                    Amount         Gains          Losses         Value
                                                   ------------------------------------------------------
   December 31, 1998
   Bonds:
     United States Government and agencies         $   219,751  $    6,985     $     593      $   226,143
     State, municipal and other government              78,160       1,745         3,223           76,682
     Public utilities                                  269,117      11,187           848          279,456
     Industrial and miscellaneous                    2,546,799     174,695        49,392        2,672,102
     Mortgage and other asset-backed
       securities                                    1,185,603      16,435        16,810        1,185,228
                                                   ------------------------------------------------------
                                                     4,299,430     211,047        70,866        4,439,611
   Preferred stocks                                     91,609       8,327         1,590           98,346
                                                   ------------------------------------------------------
                                                    $4,391,039    $219,374       $72,456       $4,537,957
                                                   ======================================================


The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                               Carrying        Estimated
                                                                                Amount         Fair Value
                                                                            ------------------------------
   Due in one year or less                                                   $   206,420      $   204,137
   Due after one year through five years                                         530,266          520,558
   Due after five years through ten years                                        335,659          329,617
   Due after ten years through fifteen years                                     282,985          281,635
   Due after fifteen years through twenty years                                  227,857          207,142
   Due after twenty years                                                        789,413          716,874
                                                                            ------------------------------
                                                                               2,372,600        2,259,963
   Mortgage and other asset-backed securities                                    846,893          827,039
                                                                            ------------------------------
                                                                              $3,219,493       $3,087,002
                                                                            ==============================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

A detail of net investment income is presented below:

                                                                        Year ended December 31
                                                                  1999           1998            1997
                                                                ---------------------------------------
   Interest on bonds and notes                                  $291,841       $337,793        $331,084
   Dividends on equity investments                                  (120)         3,824           3,267
   Interest on mortgage loans                                    151,329        161,897         196,584
   Rental income on real estate                                      128            327               -
   Interest on policy loans                                        7,508          4,645           7,322
   Other investment income                                        24,274         28,830          37,576
                                                                ---------------------------------------
   Gross investment income                                       474,960        537,316         575,833

   Less investment expenses                                       23,896         25,214          16,177
                                                                ---------------------------------------
   Net investment income                                        $451,064       $512,102        $559,656
                                                                =======================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                     Year ended December 31
                                                             1999              1998             1997
                                                           -----------------------------------------------
   Proceeds                                                 $2,402,706        $2,370,321       $4,006,319
                                                           ===============================================

   Gross realized gains                                     $   87,770        $   67,577       $   43,227
   Gross realized losses                                       (60,911)          (22,015)         (29,488)
                                                           -----------------------------------------------
   Net realized gains                                       $   26,859        $   45,562       $   13,739
                                                           ===============================================

At December 31, 1999, investments with an aggregate carrying amount of $5,452,647 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                                   Realized
                                                                     -------------------------------------
                                                                            Year ended December 31
                                                                       1999          1998          1997
                                                                     -------------------------------------
   Debt securities                                                    $26,859       $45,562       $13,739
   Short-term investments                                                 (58)          127             -
   Equity securities                                                  (35,221)        6,098        16,694
   Mortgage loans on real estate                                        2,352         6,921        (1,121)
   Real estate                                                           (301)         (243)        1,604
   Other invested assets                                               26,414        16,592        13,385
                                                                     -------------------------------------
                                                                       20,045        75,057        44,301

   Federal income tax effect                                          (13,170)      (17,257)       (9,506)
   Transfer to interest maintenance reserve                            (2,645)      (30,179)      (10,093)
                                                                     -------------------------------------
   Net realized gains                                                 $ 4,230       $27,621       $24,702
                                                                     =====================================

                                                                            Change in Unrealized
                                                                    --------------------------------------
                                                                            Year ended December 31
                                                                      1999         1998            1997
                                                                    --------------------------------------
   Bonds                                                            $(15,291)  $       (78)    $         -
   Preferred stocks                                                   (5,657)      (10,690)            228
   Common stocks                                                      71,870           760          44,033
   Mortgage loans                                                     (6,724)       (5,553)          1,658
   Other invested assets                                                 (79)          (23)            (12)
                                                                    --------------------------------------
   Change in unrealized                                             $ 44,119      $(15,584)        $45,907
                                                                    ======================================

Gross unrealized gains and gross unrealized losses on common stocks were as follows:


                                              December 31
                                         1999            1998
                                      --------------------------
   Unrealized gains                    $356,813        $265,902
   Unrealized losses                    (33,681)        (14,640)
                                      --------------------------
   Net unrealized gains                $323,132        $251,262
                                      ==========================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

During 1999, the Company issued mortgage loans with interest rates ranging from 5.5% to 9.05%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. Mortgage loans with a carrying value of $1,289 were non-income producing for the previous twelve months. Accrued interest of $163 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 1999 and 1998, mortgage loans of $7,567 and $3,410, respectively, were foreclosed and transferred to real estate. At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $26,509 and $22,530, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property Type Distribution
   ---------------------------------------------------  --------------------------------------------------
                                      December 31                                         December 31
                                     1999      1998                                     1999      1998
                                   -------------------                                 -------------------
   Pacific                           26%       24%      Office                           26%      20%
   South Atlantic                    18        18       Residential                      24       28
   Middle Atlantic                   18        16       Apartment                        16       17
   E. North Central                  17        18       Retail                           16       15
   W. South Central                   6         7       Agricultural                      9        7
   Mountain                           3         6       Industrial                        7        7
   W. North Central                   4         4       Hotel/Motel                       2        2
   E. South Central                   5         4       Other                            --        4
   New England                        3         3

At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options and futures contracts, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


3. Investments (continued)

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                        Notional Amount
                                                      1999            1998
                                                   -------------------------
   Derivative securities:
     Interest rate swaps:
       Receive fixed - pay floating                 $405,100        $592,600
       Receive floating - pay floating               574,282          84,763
       Receive floating - pay fixed                  174,345         208,746
       Forwards                                      334,200              --

The Company may enter into futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company's cost basis in the contract. The Company recognized net realized gains from futures contracts in the amount of $9,713, $10,385 and $12,211 for the years ended December 31, 1999, 1998 and 1997, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

3. Investments (continued)

Open futures contracts at December 31, 1999 and 1998 were as follows:

                                                       Opening          Year-End
         Number of               Contract               Market           Market
         Contracts                 Type                 Value            Value
     ---------------------------------------------------------------------------
     December 31, 1999:

                                  S&P 500              $69,832          $72,726
            196              March 2000 Futures

     December 31, 1998:

            254                   S&P 500              $78,196          $82,203
                             March 1999 Futures

The Company's use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company's hedging strategy to be unsuccessful and result in losses.


4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                            Year ended December 31
                                  1999              1998             1997
                              -----------------------------------------------
   Direct premiums             $1,559,509        $1,618,574       $1,248,961
   Reinsurance assumed            119,418           274,237          299,608
   Reinsurance ceded              (16,453)           (9,706)          (2,281)
                              -----------------------------------------------
   Net premiums earned         $1,662,474        $1,883,105       $1,546,288
                              ===============================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $14,100, $3,102 and $994 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,007 and $903 respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $22,003 and $12,542, respectively.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income taxes and net realized capital gains primarily due to differences in the statutory and tax treatment of deferred policy acquisition costs, dividend received deduction, and differences in policy and contract liabilities, as well as the under (over) accrual of the prior year tax provision and low income housing credits.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains on investments due to differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($17,425 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $6,099.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


5. Income Taxes (continued)

Included in the statements of changes in capital and surplus are certain adjustments increasing surplus by $4,719 at December 31, 1997, relating to tax accrual adjustments applicable to prior tax years.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.


6. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 11% and 12% of ordinary life insurance in force at December 31, 1999 and 1998, respectively.

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

                                                                        December 31
                                                            1999                            1998
                                                 --------------------------      --------------------------
                                                                  Percent                         Percent
                                                    Amount        of Total          Amount        of Total
                                                 --------------------------      --------------------------
   Subject to discretionary withdrawal with
     market value adjustment                     $  1,177,190        10%         $  1,401,397        13%
   Subject to discretionary withdrawal at
     book value less surrender charge                  74,069         1               310,839         3
   Subject to discretionary withdrawal at
     market value                                   6,287,475        57             4,697,903        46
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                   1,391,793        13             1,400,914        14
   Not subject to discretionary withdrawal
     provision                                      2,127,949        19             2,422,628        24
                                                 --------------------------      --------------------------
                                                   11,058,476       100%           10,233,681       100%
   Less reinsurance ceded                               9,791                           5,614
                                                 -------------                   -------------
   Total policy reserves on annuities and
     deposit fund liabilities                     $11,048,685                     $10,228,067
                                                 =============                   =============

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                                 Gross          Loading           Net
                                                               ------------------------------------------
   December 31, 1999
   Life and annuity:
     Ordinary direct first year business                         $ 2,245        $ 1,525          $   720
     Ordinary direct renewal business                             19,812          5,939           13,873
     Group life direct business                                   36,054          9,824           26,230
     Reinsurance ceded                                              (301)            --             (301)
                                                               ------------------------------------------
   Total life and annuity                                         57,810         17,288           40,522

   Accident and health:
     Direct                                                        2,727             --            2,727
     Reinsurance assumed                                           2,418             --            2,418
     Reinsurance ceded                                              (114)            --             (114)
                                                               ------------------------------------------
   Total accident and health                                       5,031             --            5,031
                                                               ------------------------------------------
                                                                 $62,841        $17,288          $45,553
                                                               ==========================================

   December 31, 1998
   Life and annuity:
     Ordinary direct first year business                         $ 3,243        $ 1,565          $ 1,678
     Ordinary direct renewal business                             17,913          6,154           11,759
     Group life direct business                                   40,548         11,816           28,732
     Reinsurance ceded                                              (182)            --             (182)
                                                               ------------------------------------------
   Total life and annuity                                         61,522         19,535           41,987

   Accident and health:
     Direct                                                        1,485             --            1,485
     Reinsurance assumed                                             751             --              751
     Reinsurance ceded                                              (106)            --             (106)
                                                               ------------------------------------------
   Total accident and health                                       2,130                           2,130
                                                               ------------------------------------------
                                                                 $63,652        $19,535          $44,117
                                                               ==========================================

At December 31, 1999 and 1998, the Company had insurance in force aggregating $60,234 and $60,859, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Iowa Department of Insurance. The Company established policy reserves of $415 and $495 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks, mortgage loans, long-term bonds and cash. During 1997, the Company made a capital contribution of $26,362 to the separate accounts. At December 31, 1998, the fair value of this capital contribution was $31,142, which is included in the separate account assets but is excluded from the corresponding liabilities. During 1999, this capital contribution plus earnings and unrealized gains thereon was withdrawn by the Company.

Information regarding the separate accounts of the Company is as follows:

                                                                 Nonindexed
                                               Guaranteed     Guaranteed Less
                                                 Indexed          Than 4%         Nonguaranteed        Total
                                              ------------------------------------------------------------------
   Premiums, deposits and other
     considerations for the year ended
     December 31, 1999                            $51,684        $    193            $1,214,731      $1,266,608
                                              ==================================================================
   Reserves for separate accounts as of
     December 31, 1999                            $59,254        $127,349            $6,311,851      $6,498,454
                                              ==================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1999:
     With market value adjustment                 $59,254        $127,349            $  382,840      $  569,443
     At market value                                   --              --             5,929,011       5,929,011
                                              ------------------------------------------------------------------
   Total                                          $59,254        $127,349            $6,311,851      $6,498,454
                                              ==================================================================

   Premiums, deposits and other
     considerations for the year ended
     December 31, 1998                            $    --        $    189            $  858,562      $  858,751
                                              ==================================================================
   Reserves for separate accounts as of
     December 31, 1998                            $    --        $143,533            $4,719,656      $4,863,189
                                              ==================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1998:
     With market value adjustment                                $143,533            $       --      $  143,533
     At market value                               $   --              --             4,719,656       4,719,656
                                              ==================================================================
   Total                                           $   --        $143,533            $4,719,656      $4,863,189
                                              ==================================================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)


                                                                 Nonindexed
                                               Guaranteed     Guaranteed More
                                                 Indexed          Than 4%          Nonguaranteed        Total
                                              ---------------------------------------------------------------------
   Premiums, deposits and other
     considerations for the year ended
     December 31, 1997                             $ --              $  3,481           $  781,075      $  784,556
                                              =====================================================================

   Reserves for separate accounts as of
     December 31, 1997                             $ --              $166,241           $3,376,067      $3,542,308
                                              =====================================================================

   Reserves by withdrawal characteristics
     as of December 31, 1997:
     With market value adjustment                  $ --              $166,241           $       --      $  166,241
     At market value                                 --                    --            3,376,067       3,376,067
                                              ---------------------------------------------------------------------
   Total                                           $ --              $166,241           $3,376,067      $3,542,308
                                              =====================================================================

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:

                                                                             Year ended December 31
                                                                      1999            1998           1997
                                                                 --------------------------------------------
   Transfers as reported in the Summary of
     Operations of separate accounts
     annual statement:
     Transfers to separate accounts                                $1,266,608       $858,751       $784,931
     Transfers from separate accounts                                (384,653)      (218,416)      (189,627)
                                                                 --------------------------------------------
   Net transfers to separate accounts                                 881,955        640,335        595,304
   Reconciling adjustments:
     Fees paid to external fund manager                                    --             --          2,311
     Other transfers to modified separate account                       7,732         12,287          2,018
                                                                 --------------------------------------------
                                                                        7,732         12,287          4,329
                                                                 --------------------------------------------
   Transfers as reported in the Summary of Operations of
     the Company's Life,
     Accident & Health Annual Statement                           $   889,687      $ 652,622       $599,633
                                                                 ============================================

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of
(1) 10 percent of the Company's statutory capital and surplus as of the preceding December 31, or (2) the Company's statutory net income before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without prior regulatory approval, is $84,808.

The Company paid dividends to its stockholders of $160,000, $160,000 and $120,000 in 1999, 1998 and 1997, respectively.


8. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999 and 1998, the Company paid $38,750 and $1,390, respectively, for these services, which approximates their costs to the affiliates. Prior to 1998, the Company entered into agreements with its affiliates whereby the Company performed administrative services, management support services, and marketing services for its affiliates. The Company, as compensation, received $63,000 in 1997 from affiliates which approximated the cost to provide such services. Such amounts are classified as reductions of general insurance and other expenses in the accompanying statements of operations. These agreements are no longer in place.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.63% at December 31, 1999. During 1999 and 1998, the Company received net interest of $3,123 and $309, respectively, from affiliates. Interest received in 1997 related to similar intercompany transactions was not significant to the Company.

At December 31, 1999, the Company has a $104,500 short-term note payable to affiliates. Interest on these notes accrues at rates ranging from 5.30% to 5.90%.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

                     Peoples Benefit Life Insurance Company

                             (Dollars in thousands)

8. Related Party Transactions (continued)

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value commencing December 18, 2000.


9. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $13,770 and $12,062 and an offsetting premium tax benefit of $4,884 and $4,604 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements.

     Part A.  None

     Part B. Financial Statements of Subaccounts of Peoples Benefit Life Insurance Company Separate Account V (formerly Providian Life and Health Insurance Company Separate Account V) which are available for investment by Advisor's Edge Contract Owners and Advisor's Edge Select Contract Owners as of December 31, 1999 and for each of the two years in the period ended December 31, 1999.

     Statutory-basis financial statements of Peoples Benefit Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 with Report of Independent Auditors.

     Part C.  None

(b)    Exhibits.

     (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Account./1/
     (2)  Not Applicable.
     (3)  Distribution Agreement.
          (a)  Form of Selling Agreement./5/
     (4)  (a)  Form of variable annuity contract (A Unit)./6/
          (b)  Form of variable annuity contract (B Unit)./6/
          (c)  Form of variable annuity contract (Advisor's Edge Select)/14/
     (5)  (a)  Form of Application./7/
          (b)  403(b) Rider./5/
          (c)  Individual Retirement Annuity Rider./5/
     (6)  (a)  Articles of Incorporation of National Home./1/
          (b)  Amendment to Articles of Incorporation of National Home./1/
          (c)  Amended and Restated Articles of Incorporation of National
               Home./1/
          (d) Amended and Restated Articles of Incorporation of Providian Life and Health Insurance Company./11/
     (7)  Not Applicable.
     (8)  (a)  Form of Participation Agreement for the Funds./6/
          (b) Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994./8/
          (c) Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994./8/
          (d) Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995./10/
          (e)  Participation Agreement Among Wanger Advisors Trust and National
               Home Life Assurance Company dated as of May 19, 1995./10/
          (f)  Participation Agreement Among Tomorrow Funds Retirement Trust,
               Weiss, Peck & Greer, L.L.C. and Providian Life and Health
               Insurance Company dated as of September 11, 1995./10/
          (g) Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31, 1996./11/
          (h) Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./12/
          (i) Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./12/
          (j) Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./12/
          (k) Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./12/
          (l) Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./12/
          (m) Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./13/
     (9)  (a)  Opinion and Consent of Counsel./15/
          (b)  Consent of Counsel./15/
     (10) Consent of Independent Auditors./15/
     (11) No Financial Statements are omitted from Item 23.
     (12) Not Applicable.

     (13) Performance Computation./12/
     (14) Not Applicable.

------------------
/1/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/2/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.
/3/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.
/4/ Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement of National Home Life Assurance Company Separate Account II, File No. 33-7033.
/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/6/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.
/7/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.
/8/ Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.
/9/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, Filed September 19, 1995.
/10/ Incorporated by reference from Post-Effective Amendment No. 3 to the
     Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958.
/11/ Incorporated by reference from Post-Effective Amendment No. 4 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958.
/12/ Incorporated by reference from Post-Effective Amendment No. 7 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958.
/13/ Incorporated by reference from Post-Effective Amendment No. 8 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, Filed on April 30, 1998.
/14/ Incorporated by reference from Post-Effective Amendment No. 9 to the
     Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.
/15/ Filed Herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

Positions and Offices with Depositor        Name and Principal Business Address*
------------------------------------        ------------------------------------

President                                       Bart Herbert, Jr.
Senior Vice President                           Edward A. Biemer
Senior Vice President                           Thomas P. Bowie
Senior Vice President                           G. Douglas Mangum, Jr.
Executive Vice President                        William L. Busler
Treasurer                                       Martha A. McConnell
Vice President                                  Brian Alford
Vice President & Assistant Treasurer            Nathan C. Anguiano
Vice President & Division General Counsel       Frank A. Camp
Vice President                                  Brenda K. Clancy
Vice President                                  Michele M. Coan
Vice President                                  Jane A. Coyne
Vice President                                  Karen H. Fleming
Vice President                                  Carolyn M. Johnson
Vice President                                  Michael F. Lane
Vice President                                  John A. Mazzuca
Vice President                                  Daniel C. Mohwinkel
Vice President                                  Maureen E. Nielsen
Vice President                                  Larry N. Norman
Vice President                                  G. Eric O'Brien
Vice President                                  Daniel H. Odum
Vice President                                  Douglas A. Sarcia
Vice President                                  Gary H. Scott
Vice President                                  Brian A. Smith
Vice President                                  Colleen M. Tobiason
Vice President                                  William A. Waldie, Jr.
Vice President                                  Michael A. Wapp
Vice President & Actuary                        Ronald L. Ziegler
Assistant Vice President                        Janice Boehmler
Assistant Vice President & Qualified Actuary    Michael A. Cioffi
Assistant Vice President                        Kimberly A. Cushing
Assistant Vice President                        Mary Ellen Fahringer
Assistant Vice President                        JoAnn Herndon
Assistant Vice President                        Patricia A. Lukacs
Assistant Vice President                        William R. Maurer
Assistant Vice President                        Robert E. Payne
Assistant Vice President                        Teresa L. Stolba
Assistant Vice President                        Harvey Waite
Assistant Treasurer                             Cliford W. Flenniken
Assistant Controller                            Paul J. Lukacs
Assistant Controller                            Joseph C. Noone
Second Vice President                           Amy E. Anders
Second Vice President                           George E. Claiborne, Jr.
Second Vice President                           Cindy L. Chanley
Second Vice President                           Marvin A. Johnson
Second Vice President                           Anne M. Spaes
Second Vice President/Investments               David L. Blankenship
Second Vice President/Investments               C. Ray Brewer
Second Vice President/Investments               Kirk W. Buese
Second Vice President/Investments               Joel L. Coleman
Second Vice President/Investments               William S. Cook
Second Vice President/Investments               Deborah A. Dias
Second Vice President/Investments               Lee W. Eastland
Second Vice President/Investments               Donald E. Flynn
Second Vice President/Investments               Eric B. Goodman
Second Vice President/Investments               M. Josette Goulet
Second Vice President/Investments               James Grant
Second Vice President/Investments               David R. Halfpap
Second Vice President/Investments               Robert L. Hansen
Second Vice President/Investments               Donna L. Heitzman
Second Vice President/Investments               David W. Hopewell
Second Vice President/Investments               Frederick B. Howard
Second Vice President/Investments               Claudia Jackson
Second Vice President/Investments               Jon D. Kettering
Second Vice President/Investments               Tim Kuussalo
Second Vice President/Investments               James D. MacKinnon
Second Vice President/Investments               Kathleen B. Madden
Second Vice President/Investments               Jeffrey T. McGlaun
Second Vice President/Investments               Paul D. Mier
Second Vice President/Investments               Thomas L. Nordstrom
Second Vice President/Investments               Ralph M. O'Brien

Second Vice President/Investments               Douglas H. Owen, Jr.
Second Vice President/Investments               Dennis Roland
Second Vice President/Investments               James D. Ross
Second Vice President/Investments               J. Alan Schork
Second Vice President/Investments               Lindsay Schumacher
Second Vice President/Investments               Michael B. Shaffer
Second Vice President/Investments               Clifford Sheets
Second Vice President/Investments               Michael B. Simpson
Second Vice President/Investments               Jon L. Skaggs
Second Vice President/Investments               Elizabeth A. Smedley
Second Vice President/Investments               Michael S. Smith
Second Vice President/Investments               Anne M. Spaes
Second Vice President/Investments               Donna J. Spalding
Second Vice President/Investments               Bradley L. Stofferahn
Second Vice President/Investments               Randall K. Waddell
Second Vice President/Investments               Marcia Weiland
Second Vice President/Investments               Tammy C. Wetterer
Second Vice President/Special Markets           Kim A. Bivins
Second Vice President/Special Markets           Gregory M. Curry
Second Vice President/Special Markets           Lisa L. Patterson
Second Vice President/Special Markets           Rhonda L. Pritchett
Second Vice President/Special Markets           Thomas E. Walsh
Second Vice President/Special Markets           Harvey Willis
Assistant Secretary                             Colleen S. Lyons
Assistant Secretary                             Mary L. Schaefer
Assistant Secretary                             Gregory E. Miller - Breetz
Assistant Secretary                             R. Michael Slaven
Assistant Secretary                             Craig D. Vermie
Advertising Compliance Officer                  Nancy E. Partington
Product Compliance Officer                      James T. Bradley


DIRECTORS:

Bart Herbert, Jr.               Douglas A. Sarcia
G. Douglas Mangum, Jr.          Brian A. Smith
Larry N. Norman                 Craig D. Vermie
Brenda K. Clancy

*The business address of each director and officer of Providian Life and Health Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The Depositor, Peoples Benefit Life Insurance Company ("Peoples Benefit") is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of Peoples Benefit.

The following chart indicates the persons controlled by or under common control with Peoples Benefit.

                                        Jurisdiction of                Percent of Voting
Name                                     Incorporation                 Securities Owned                      Business
-------------------------------  -----------------------------  -------------------------------  ---------------------------------

AEGON N.V.                       Netherlands                    53.16% of Vereniging             Holding company
                                                                AEGON Netherlands
                                                                Membership Association

Groninger Financieringen B.V.    Netherlands                    100% AEGON N.V.                  Holding company

AEGON Netherland N.V.            Netherlands                    100% AEGON N.V.                  Holding company

AEGON Nevak Holding B.V.         Netherlands                    100% AEGON N.V.                  Holding company

AEGON International N.V.         Netherlands                    100% AEGON N.V.                  Holding company

Voting Trust Trustees:           Delaware                                                        Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation   Delaware                       100% Voting Trust                Holding company

Short Hills Management Company   New Jersey                     100% AEGON U.S.                  Holding company
                                                                                                 Holding Corporation

CORPA Reinsurance Company        New York                       100% AEGON U.S.                  Holding company
                                                                                                 Holding Corporation

AEGON Management Company         Indiana                        100% AEGON U.S.                  Holding company
                                                                                                 Holding Corporation

RCC North America Inc.           Delaware                       100% AEGON U.S.                  Holding company
                                                                                                 Holding Corporation

AEGON USA, Inc.                  Iowa                           100% AEGON U.S.                  Holding company
                                                                                                 Holding Corporation

Transamerica Holding Company     Delaware                       100% AEGON USA, Inc.             Holding Company

AEGON Funding Corp.              Delaware                       100% Transamerica                Issue debt securities-net
Holding Company                  proceeds used to make
                                                                                                 loans to affiliates

First AUSA Life Insurance        Maryland                       100% AEGON USA, Inc.             Insurance holding company
Company

AUSA Life Insurance              New York                       82.33% First AUSA Life           Insurance
Company, Inc.                                                   Insurance Company
                                                                                                 17.67% Veterans Life
                                                                                                 Insurance Company

Life Investors Insurance         Iowa                           100% First AUSA Life Ins. Co.    Insurance
Company of America

Life Investors Alliance, LLC     Delaware                       100% LIICA                       Purchase, own, and hold the
                                                                                                 equity interest of other entities

Great American Insurance         Iowa                           100% LIICA                       Marketing
Agency, Inc.

Bankers United Life              Iowa                           100% Life Investors Ins.         Insurance
Assurance Company                                               Company of America

PFL Life Insurance Company       Iowa                           100% First AUSA Life Ins. Co.    Insurance

                                        Jurisdiction of                Percent of Voting
Name                                     Incorporation                 Securities Owned                      Business
-------------------------------  -----------------------------  -------------------------------  ---------------------------------

AEGON Financial Services         Minnesota                      100% PFL Life Insurance Co.      Marketing
Group, Inc.

AEGON Assignment Corporation     Kentucky                       100% AEGON Financial             Administrator of structured
of Kentucky                                                     Services Group, Inc.             settlements

AEGON Assignment Corporation     Illinois                       100% AEGON Financial             Administrator of structured
Services Group, Inc.             settlements

Southwest Equity Life Ins. Co.   Arizona                        100% of Common Voting Stock      Insurance
                                                                                                 First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance
 Co.                             Arizona                        100% of Common Voting Stock      Insurance
                                                                                                 First AUSA Life Ins. Co.

Western Reserve Life Assurance   Ohio                           100% First AUSA Life Ins. Co.    Insurance
Co. of Ohio

WRL Series Fund, Inc.            Maryland                       Various                          Mutual fund

WRL Investment Services, Inc.    Florida                        100% Western Reserve Life        Provides administration for
Assurance Co. of Ohio            affiliated mutual fund

WRL Investment                   Florida                        100% Western Reserve Life        Registered investment advisor
Management, Inc.                                                Assurance Co. of Ohio

ISI Insurance Agency, Inc.       California                     100% Western Reserve Life        Insurance agency
And Subsidiaries                                                Assurance Co. of Ohio

ISI Insurance Agency             Alabama                        100% ISI Insurance Agency, Inc.  Insurance Agency
of Alabama, Inc.

ISI Insurance Agency             Ohio                           100% ISI Insurance Agency, Inc.  Insurance agency
of Ohio, Inc.

ISI Insurance Agency             Massachusetts                  100% ISI Insurance Agency Inc.   Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency             Texas                          100% ISI Insurance Agency, Inc.  Insurance agency
of Texas, Inc.

ISI Insurance Agency             Hawaii                         100% ISI Insurance               Insurance agency
of Hawaii, Inc.                                                 Agency, Inc.

ISI Insurance Agency             New Mexico                     100% ISI Insurance               Insurance agency
New Mexico, Inc.                                                Agency, Inc.

AEGON Equity Group, Inc.         Florida                        100% Western Reserve Life        Insurance Agency
                                                                                                 Assurance Co. of Ohio

Monumental General Casualty Co.  Maryland                       100% First AUSA Life Ins. Co.    Insurance

United Financial Services, Inc.  Maryland                       100% First AUSA Life Ins. Co.    General agency

Bankers Financial Life Ins. Co.  Arizona                        100% First AUSA Life Ins. Co.    Insurance

The Whitestone Corporation       Maryland                       100% First AUSA Life Ins. Co.    Insurance agency

Cadet Holding Corp.              Iowa                           100% First AUSA Life             Holding company
                                                                                                 Insurance Company

Monumental General Life          Puerto Rico                    51% First AUSA Life              Insurance
Insurance Company of                                            Insurance Company
Puerto Rico                                                     49% Baldrich & Associates
                                                                of Puerto Rico

AUSA Holding Company             Maryland                       100% AEGON USA, Inc.             Holding company

Monumental General Insurance     Maryland                       100% AUSA Holding Co.            Holding company
Group, Inc.


                                        Jurisdiction of                Percent of Voting
Name                                     Incorporation                 Securities Owned                      Business
-------------------------------  -----------------------------  -------------------------------  ---------------------------------

Trip Mate Insurance Agency,      Kansas                         100% Monumental General          Sale/admin. of travel
Inc.                                                            Insurance Group, Inc.            insurance

Monumental General               Maryland                       100% Monumental General          Provides management srvcs.
Administrators, Inc.                                            Insurance Group, Inc.            to unaffiliated third party
                                                                                                 administrator

Executive Management and         Maryland                       100% Monumental General          Provides actuarial consulting
Consultant Services, Inc.                                       Administrators, Inc.             services

Monumental General Mass          Maryland                       100% Monumental General          Marketing arm for sale of
Marketing, Inc.                                                 Insurance Group, Inc.            mass marketed insurance
                                                                                                 coverages

AUSA Financial Markets, Inc.     Iowa                           100% AUSA Holding Co.            Marketing

Transamerica Capital, Inc.       California                     100% AUSA Holding Co.            Broker/Dealer

Endeavor Management Company      California                     100% AUSA Holding Co.            Investment Management

Universal Benefits Corporation   Iowa                           100% AUSA Holding Co.            Third party administrator

Investors Warranty of            Iowa                           100% AUSA Holding Co.            Provider of automobile
America, Inc.                                                                                    extended maintenance
                                                                                                 contracts

Massachusetts Fidelity Trust     Iowa                           100% AUSA Holding Co.            Trust company
Co.

Money Services, Inc.             Delaware                       100% AUSA Holding Co.            Provides financial counseling
                                                                                                 for employees and agents of
                                                                                                 affiliated companies

ADB Corporation                  Delaware                       100% Money Services, Inc.        Special purpose limited
                                                                                                 Liability company

ORBA Insurance Services, Inc.    California                     10.56% Money Services, Inc.      Insurance agency

Zahorik Company, Inc.            California                     100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                        Alabama                        100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.              Texas                          100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,       California                     33-1/3% AUSA Holding Co.         Insurance agency
L.L.C.

AEGON Asset Management           Delaware                       100% AUSA Holding Co.            Registered investment advisor
Services, Inc.

InterSecurities, Inc.            Delaware                       100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial     Michigan                       100% InterSecurities, Inc.       Holding co./management
Group, Inc.                                                                                      services

Associated Mariner Ins. Agency   Massachusetts                  100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                                          Agency, Inc.

Associated Mariner Agency        Ohio                           100% Associated Mariner          Insurance agency
Ohio, Inc.                                                      Agency, Inc.

Associated Mariner Agency        Texas                          100% Associated Mariner          Insurance agency
Texas, Inc.                                                     Agency, Inc.

Idex Investor Services, Inc.     Florida                        100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.            Delaware                       100% AUSA Holding Co.            Investment advisor

IDEX Mutual Funds                Massachusetts                  Various                          Mutual fund

Diversified Investment           Delaware                       100% AUSA Holding Co.            Registered investment advisor
Advisors, Inc.

                                        Jurisdiction of                Percent of Voting
Name                                     Incorporation                 Securities Owned                      Business
-------------------------------  -----------------------------  -------------------------------  ---------------------------------

Diversified Investors            Delaware                       100% Diversified Investment      Broker-Dealer
Securities Corp.                                                Advisors, Inc.


George Beram & Company, Inc.     Massachusetts                  100% Diversified Investment      Employee benefit and
                                                                Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.       Iowa                           100% AUSA Holding Co.            Broker-Dealer (De-registered)

Creditor Resources, Inc.         Michigan                       100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources           Canada                         100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.              Maryland                       100% Creditor Resources, Inc.    Insurance agency

AEGON USA Investment             Iowa                           100% AUSA Holding Co.            Investment advisor
Management, Inc.

AEGON USA Realty                 Iowa                           100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                                   administrative and real
                                                                                                 estate investment services

AEGON USA Real Estate            Delaware                       100% AEGON USA Realty            Real estate and mortgage
Services, Inc.                                                  Advisors, Inc.                   holding company

QSC Holding, Inc.                Delaware                       100% AEGON USA Realty            Real estate and financial
Advisors, Inc.                   software production and sales

LRA, Inc.                        Iowa                           100% AEGON USA Realty            Real estate counseling
                                                                                                 Advisors, Inc.

Landauer Associates, Inc.        Delaware                       100% AEGON USA Realty            Real estate counseling
                                                                                                 Advisors, Inc.

Landauer Realty Associates,      Texas                          100% Landauer Associates, Inc.   Real estate counseling
Inc.

Realty Information Systems,      Iowa                           100% AEGON USA Realty            Information Systems for
Inc.                                                            Advisors, Inc.                   real estate investment
                                                                                                 management

USP Real Estate Investment       Iowa                           12.89% First AUSA Life Ins. Co.  Real estate investment trust
Trust                                                                                            13.11% PFL Life Ins. Co.
                                                                                                 4.86% Bankers United Life
                                                                                                 Assurance Co.

RCC Properties Limited           Iowa                           AEGON USA Realty Advisors,       Limited Partnership
Partnership                                                     Inc. is General Partner and 5%
                                                                owner.

Commonwealth General             Delaware                       100% AEGON USA, Inc.             Holding company
Corporation ("CGC")

AFSG  Securities Corporation     Pennsylvania                   100% CGC                         Broker-Dealer

Benefit Plans, Inc.              Delaware                       100% CGC                         TPA for Peoples Security Life
                                                                                                 Insurance Company

Durco Agency, Inc.               Virginia                       100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation    Delaware                       100% CGC                         Real estate holdings

Capital Real Estate              Delaware                       100% CGC                         Furniture and equipment
Development Corporation                                                                          lessor

Commonwealth General.            Kentucky                       100% CGC                         Administrator of structured
Assignment Corporation                                                                           settlements

Diversified Financial Products   Delaware                       100% CGC                         Provider of investment,
Inc.                                                                                             marketing and admin. services
                                                                                                 to ins. cos.

Monumental Agency Group, Inc.    Kentucky                       100%  CGC                        Provider of srvcs. to ins. cos.

                                        Jurisdiction of                Percent of Voting
Name                                     Incorporation                 Securities Owned                      Business
-------------------------------  -----------------------------  -------------------------------  ---------------------------------

PB Investment Advisors, Inc.     Delaware                       100% CGC                         Registered investment advisor
                                                                                                 (de-registered)

Southlife, Inc.                  Tennessee                      100% CGC                         Investment subsidiary

Commonwealth General LLC         Turks &                        100% CGC                         Special-purpose subsidiary
                                 Caicos Islands

Ampac Insurance Agency, Inc.     Pennsylvania                   100% CGC                         Provider of management
(EIN 23-1720755)                                                                                 support services

Compass Rose Development         Pennsylvania                   100% Ampac Insurance             Special-purpose subsidiary
Corporation                                                     Agency, Inc.

Financial Planning Services,     Dist. Columbia                 100% Ampac Insurance             Special-purpose subsidiary
Inc.                                                            Agency, Inc.

Frazer Association               Illinois                       100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                               Agency, Inc.

National Home Life Corporation   Pennsylvania                   100% Ampac Insurance             Special-purpose subsidiary
                                                                Agency, Inc.

Valley Forge Associates, Inc.    Pennsylvania                   100% Ampac Insurance             Furniture & equipment lessor
                                                                Agency, Inc.

Veterans Benefits Plans, Inc.    Pennsylvania                   100% Ampac Insurance             Administrator of group
                                                                Agency, Inc.                     insurance programs

Veterans Insurance Services,     Delaware                       100% Ampac Insurance             Special-purpose subsidiary
Inc.                                                            Agency, Inc.

Academy Insurance Group, Inc.    Delaware                       100% CGC                         Holding company

Academy Life Insurance Co.       Missouri                       100% Academy Insurance           Insurance company
                                                                Group, Inc.

Pension Life Insurance           New Jersey                     100% Academy Life                Insurance company
Company of America                                              Insurance Company

FED Financial, Inc.              Delaware                       100% Academy Insurance           Special-purpose subsidiary
                                                                Group, Inc.

Ammest Development Corp. Inc.    Kansas                         100% Academy Insurance           Special-purpose subsidiary
                                                                Group, Inc.

Ammest Insurance Agency, Inc.    California                     100% Academy Insurance           General agent
                                                                Group, Inc.

Ammest Massachusetts             Massachusetts                  100% Academy Insurance           Special-purpose subsidiary
Insurance Agency, Inc.                                          Group, Inc.

Ammest Realty, Inc.              Pennsylvania                   100% Academy Insurance           Special-purpose subsidiary
                                                                Group, Inc.

Ampac,  Inc.                     Texas                          100% Academy Insurance           Managing general agent
                                                                Group, Inc.

Ampac Insurance Agency, Inc.     Pennsylvania                   100% Academy Insurance           Special-purpose subsidiary
(EIN 23-2364438)                                                Group, Inc.

Force Financial Group, Inc.      Delaware                       100% Academy Insurance           Special-purpose subsidiary
                                                                Group, Inc.

Force Financial Services, Inc.   Massachusetts                  100% Force Fin. Group, Inc.      Special-purpose subsidiary

Military Associates, Inc.        Pennsylvania                   100% Academy Insurance           Special-purpose subsidiary
                                                                Group, Inc.

NCOAA Management Company         Texas                          100% Academy Insurance           Special-purpose subsidiary
                                                                Group, Inc.

NCOA Motor Club, Inc.            Georgia                        100% Academy Insurance           Automobile club
                                                                Group, Inc.

[CAPTION]

                                  Jurisdiction of        Percent of Voting
Name                               Incorporation         Securities Owned                Business
----------------------------     ------------------ ----------------------------     ---------------------------
Unicom Administrative            Pennsylvania       100% Academy Insurance           Provider of admin. services
Services, Inc.                                      Group, Inc.

Unicom Administrative            Germany            100% Unicom Administrative       Provider of admin. services
Services, GmbH                                      Services, Inc.

Capital General Development      Delaware           100% CGC                         Holding company
Corporation

Monumental Life                  Maryland           73.23% Capital General           Insurance company
Insurance Company                                   Development Company
                                                    26.77% First AUSA Life
                                                    Insurance Company

AEGON Special Markets            Maryland           100% Monumental Life             Marketing company
Group, Inc.                                         Insurance Company

Peoples Benefit Life             Missouri           3.7% CGC                         Insurance company
Insurance Company                                   20.0% Capital Liberty, L.P.
                                                    76.3% Monumental Life
                                                    Insurance Company

Veterans Life Insurance Co.      Illinois           100% Peoples Benefit             Insurance company
                                                    Life Insurance Company

Peoples Benefit Services, Inc.   Pennsylvania       100% Veterans Life Ins. Co.      Special-purpose subsidiary

Coverna Direct Insurance         Maryland           100% Peoples Benefit             Insurance agency
Insurance Services, Inc.                            Life Insurance Company

Ammest Realty Corporation        Texas              100% Monumental Life             Special purpose subsidiary
                                                    Insurance Company

JMH Operating Company, Inc.      Mississippi        100% Monumental Life             Real estate holdings
                                                    Insurance Company

Capital Liberty, L.P.            Delaware           99.0% Monumental Life            Holding Company
                                                    Insurance Company
                                                    1.0% CGC

Transamerica Corporation         Delaware           100% AEGON NV                    Major interest in insurance
                                                                                     and finance

Transamerica Pacific Insurance   Hawaii             100% Transamerica Corp.          Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.          Delaware           100% Transamerica Corp.          Investments

ARC Reinsurance Corporation      Hawaii             100% Transamerica Corp.          Property & Casualty Ins.

Transamerica Management, Inc.    Delaware           100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation        California         100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company, Ltd.  Hawaii             100% Transamerica Corp.          Property & Casualty Ins.

Pacific Cable Ltd.               Bmda.              100% Pyramid Ins. Co., Ltd.      Sold 25% of TC Cable, Inc.
                                                                                     stock in 1998

Transamerica Business Tech       Delaware           100% Transamerica Corp.          Telecommunications and
 Corp.                                                                               data processing

Transamerica CBO I, Inc.         Delaware           100% Transamerica Corp.          Owns and manages a pool of
                                                                                     high-yield bonds

Transamerica Corporation         Oregon             100% Transamerica Corp.          Name holding only-Inactive
 (Oregon)

Transamerica Finance Corp.       Delaware           100% Transamerica Corp.          Commercial & Consumer
                                                                                     Lending & equip. leasing

TA Leasing Holding Co., Inc.     Delaware           100% Transamerica Fin. Corp.     Holding company

Trans Ocean Ltd.                 Delaware           100% TA Leasing Hldg Co. Inc.    Holding company

[CAPTION]

                                  Jurisdiction of        Percent of Voting
Name                               Incorporation         Securities Owned                Business
----------------------------     ------------------ ----------------------------     ---------------------------
Trans Ocean Container Corp.      Delaware           100% Trans Ocean Ltd.            Intermodal Leasing
 ("TOCC")

SpaceWise Inc.                   Delaware           100% TOCC                        Intermodal leasing

Trans Ocean Container
  Finance Corp.                  Delaware           100% TOCC                        Intermodal leasing

Trans Ocean Leasing
  Deutschland GmbH               Germany            100% TOCC                        Intermodal leasing

Trans Ocean Leasing PTY Ltd.     Austria            100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.      Switzerland        100% TOCC                        Intermodal leasing

Trans Ocean Regional
  Corporate Holdings             California         100% TOCC                        Holding company

Trans Ocean Tank Services Corp.  Delaware           100% TOCC                        Intermodal leasing

Transamerica Leasing Inc.        Delaware           100% TA Leasing Holding Co.      Leases & Services intermodal
                                                                                     equipment

Transamerica Leasing Holdings    Delaware           100% Transamerica Leasing Inc.   Holding Company
 Inc.  ("TLHI")

Greybox Logistics Services Inc.  Delaware           100% TLHI                        Intermodal Leasing

Greybox L.L.C.                   Delaware           100% TLHI                        Intermodal freight container
                                                                                     interchange facilitation service

Transamerica Trailer             France             100% Greybox L.L.C.              Leasing
  Leasing S.N.C.

Greybox Services Limited         U.K.               100% TLHI                        Intermodal Leasing

Intermodal Equipment, Inc.       Delaware           100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.        Belg.              100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL         Italy              100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution        Delaware           100% TLHI                        Provided door-to-door services
  Services, Inc.                                                                     for the domestic
                                                                                     transportation of temperature-
                                                                                     sensitive products

Transamerica Leasing             Belg.              100% TLHI                        Leasing
 Coordination Center

Transamerica Leasing do          Braz.              100% TLHI                        Container Leasing
  Brasil Ltda.

Transamerica Leasing GmbH        Germany            100% TLHI                        Leasing

Transamerica Leasing Limited     U.K.               100% TLHI                        Leasing

ICS Terminals (UK) Limited       U.K.               100% Transamerica.               Leasing
                                                    Leasing Limited

Transamerica Leasing Pty. Ltd.   Australia          100% TLHI                        Leasing

Transamerica Leasing (Canada)
 Inc.                            Canada             100% TLHI                        Leasing

Transamerica Leasing (HK) Ltd.   H.K.               100% TLHI                        Leasing

Transamerica Leasing             S. Africa          100% TLHI                        Intermodal leasing
  (Proprietary) Limited

Transamerica Tank Container      Australia          100% TLHI                        The Australian (domestic)
  Leasing Pty. Limited                                                               leasing of tank containers

Transamerica Trailer Holdings
 I Inc.                          Delaware           100% TLHI                        Holding company

Transamerica Trailer Holdings    Delaware           100% TLHI                        Holding company
 II, Inc.


                                  Jurisdiction of        Percent of Voting
Name                               Incorporation         Securities Owned                Business
----------------------------     ------------------ ----------------------------     ---------------------------
Transamerica Trailer Holdings    Delaware           100% TLHI                        Holding company
 III, Inc.

Transamerica Trailer Leasing AB  Swed.              100% TLHI                        Leasing

Transamerica Trailer Leasing AG  Swetzerland        100% TLHI                        Leasing

Transamerica Trailer Leasing
 A/S                             Denmark            100% TLHI                        Leasing

Transamerica Trailer Leasing
 GmbH                            Germany            100% TLHI                        Leasing

Transamerica Trailer Leasing     Belgium            100% TLHI                        Leasing
  (Belgium) N.V.

Transamerica Trailer Leasing     Netherlands        100% TLHI                        Leasing
  (Netherlands) B.V.

Transamerica Trailer Spain S.A.  Spain              100% TLHI                        Leasing

Transamerica Transport Inc.      New Jersey         100% TLHI                        Dormant

Transamerica Commercial          Delaware           100% Transamerica Fin. Corp.     Holding company for
  Finance Corporation, I                                                             Commercial/consumer finance
   ("TCFCI")                                                                         subsidiaries

Transamerica Equipment           Delaware           100% TCFCI
 Financial Services
  Corporation

BWAC Credit Corporation          Delaware           100% TCFCI

BWAC International Corporation   Delaware           100% TCFCI

BWAC Twelve, Inc.                Delaware           100% TCFCI                       Holding company for premium
                                                                                     finance subsidiaries

TIFCO Lending Corporation        Illinois           100% BWAC Twelve, Inc.           General financing & other
                                                                                     services in the US &
                                                                                     elsewhere

Transamerica Insurance Finance   Maryland           100% BWAC Twelve, Inc.           Provides insurance premium
  Corporation ("TIFC")                                                               financing in the US with the
                                                                                     exception of CA and HI

Transamerica Insurance Finance   Maryland           100% TIFC                        Provides Insurance premium
  Company (Europe)                                                                   financing in California

Transamerica Insurance Finance   California         100% TIFC                        Disability ins. & holding co.
  Corporation, California                                                            for various insurance
                                                                                     subsidiaries of Transamerica
                                                                                     Corporation

Transamerica Insurance Finance   ON                 100% TIFC                        Provides ins. premium
  Corporation, Canada                                                                financing in Canada

Transamerica Business Credit     Delaware           100% TCFCI                       Provides asset based lending
  Corporation ("TBCC")                                                               leasing & equip. financing

Transamerica Mezzanine           Delaware           100% TBCC                        Holds investments in several
  Financing, Inc.                                                                    joint ventures/partnerships

Transamerica Business Advisory
 Grp.                            Delaware           100% TBCC

Bay Capital Corporation          Delaware           100% TBCC                        Special purpose company for
                                                                                     the purchase of real estate tax liens

Coast Funding Corporation        Delaware           100% TBCC                        Special purpose company for
                                                                                     the purchase of real estate tax
                                                                                     liens

Transamerica Small Business      Delaware           100% TBCC
  Capital, Inc. ("TSBC")

Emergent Business Capital        Delaware           100% TSBC
  Holdings, Inc.

[CAPTION]

                                  Jurisdiction of        Percent of Voting
Name                               Incorporation         Securities Owned                Business
----------------------------     ------------------ ----------------------------     ---------------------------
Gulf Capital Corporation         Delaware           100% TBCC                        Special purpose company for
                                                                                     the purchase of real estate tax
                                                                                     liens

Direct Capital Equity            Delaware           100% TBCC                        Small business loans
 Investment, Inc.

TA Air East, Corp                Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air I, Corp.                  Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air II, Corp.                 Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air III, Corp.                Delaware           100% TBCC                        special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air IV, Corp.                 Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air V, Corp.                  Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air VI, Corp.                 Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air VII, Corp.                Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest or
                                                                                     leases aircraft

TA Air VIII, Corp.               Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest or
                                                                                     leases aircraft

TA Air IX, Corp.                 Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air X, Corp.                  Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air XI, Corp.                 Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air XII, Corp.                Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air XIII, Corp.               Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air XIV, Corp.                Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Air XV, Corp.                 Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest
                                                                                     or leases aircraft

TA Marine I Corp.                Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest or
                                                                                     leases barges or ships

                                  Jurisdiction of        Percent of Voting
Name                               Incorporation         Securities Owned                Business
----------------------------     ------------------ ----------------------------     ---------------------------
TA Marine II Corp.               Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest or
                                                                                     leases barges or ships

TBC I, Inc.                      Delaware           100% TBCC                        Special purpose corp.

TBC II, Inc.                     Delaware           100% TBCC                        Special purpose corp.

TBC III, Inc.                    Delaware           100% TBCC                        Special purpose corp.

TBC IV, Inc.                     Delaware           100% TBCC                        Special purpose corp.

TBC V, Inc.                      Delaware           100% TBCC                        Special purpose corp.

TBC VI, Inc.                     Delaware           100% TBCC                        Special purpose corp.

TBC Tax I, Inc.                  Delaware           100% TBCC                        Special purpose co. for the
                                                                                     purchase of real estate tax lien

TBC Tax II, Inc.                 Delaware           100% TBCC                        Special purpose co. for the
                                                                                     purchase of real estate tax lien

TBC Tax III, Inc.                Delaware           100% TBCC                        Special purpose co. for the
                                                                                     purchase of real estate tax lien

TBC Tax IV, Inc.                 Delaware           100% TBCC                        Special purpose co. for the
                                                                                     purchase of real estate tax lien

TBC Tax V, Inc.                  Delaware           100% TBCC                        Special purpose co. for the
                                                                                     purchase or real estate tax lien

TBC Tax VI, Inc.                 Delaware           100% TBCC                        Special purpose co. for the
                                                                                     purchase or real estate tax lien

TBC Tax VII, Inc.                Delaware           100% TBCC                        Special purpose co. for the
                                                                                     purchase or real estate tax lien

TBC Tax VIII, Inc.               Delaware           100% TBCC                        Special purpose co. for the
                                                                                     purchase of real estate tax lien

TBC Tax IX, Inc.                 Delaware           100% TBCC                        Special purpose co. for the
                                                                                     purchase of real estate tax lien

The Plain Company                Delaware           100% TBCC                        Special purpose corp. which
                                                                                     hold an ownership interest or
                                                                                     leases aircraft.

Transamerica Distribution        Delaware           100% TCFCI                       Holding corp. for inventory,
  Finance Corporation ("TDFC")                                                       comm. Leasing, retail finance
                                                                                     comm. Recovery service and
                                                                                     accounts

Transamerica Accounts Holding    Delaware           100% TDFC
   Corp.

Transamerica Commercial          Delaware           100% TDFC                        Wholesale floor plan for
   Finance Corporation ("TCFC")                                                      appliances, electronics,
                                                                                     computers, office equip. and
                                                                                     marine equipment.

Transamerica Acquisition         Canada             100% TCFC                        Holding company
   Corporation, Canada

Transamerica Distribution        Delaware           100% TCFC
   Finance Corporation
   - Overseas, Inc. ("TDFCO")

TDF Mauritius Limited            Mauritius          100% TDFCO                       Mauritius holding company
                                                                                     of our Indian Joint Venture

Inventory Funding Trust          Delaware           100% TCFC

Inventory Funding Company, LLC   Delaware           100% Inventory Funding Trust

TCF Asset Management             Colorado           100% TCFC                        A depository for foreclosed
  Corporation                                                                        real and personal property

[CAPTION]

                                            Jurisdiction of        Percent of Voting
Name                                        Incorporation         Securities Owned                Business
----------------------------              ------------------ ----------------------------      -----------------------------------
Transamerica Joint Ventures,              Delaware           100% TCFC                         To enter into general partner-
  Inc.                                                                                         ships for the ownership of
                                                                                               comm. & finance business

Transamerica Inventory                    Delaware           100% TDFC                         Holding co. for inventory
   Finance Corporation ("TIFC")                                                                finance subsidiaries

Transamerica GmbH, Inc.                   Delaware           100% TIFC                         Commercial lending in
                                                                                               Germany

Transamerica                              Netherlands        100% Trans. GmbH,  Inc.           Commercial lending in
  Fincieringsmaatschappij B.V.                                                                 Europe

BWAC Seventeen, Inc.                      Delaware           100% TIFC                         Holding co. for principal
                                                                                               Canadian operation, Trans-
                                                                                               America Comm. Finance
                                                                                               Corp, Canada

Transamerica Commercial                   ON                 100% BWAC Seventeen, Inc.         Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                   Canada             100% BWAC Seventeen, Inc.         Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                     Delaware           100% TIFC                         Holding co. for United
                                                                                               Kingdom operation, Trans-
                                                                                               America Comm. Finance
                                                                                               Limited

Transamerica Commercial                   U.K.               100% BWAC Twenty-One Inc.         Commercial lending in the
   Finance Limited ("TCFL")                                                                    United Kingdom.

Whirlpool Financial Corporation                              100% TCFL                         Inactive commercial finance
    Polska Spzoo                                                                               Company in Poland

Transamerica Commercial                   U.K.               100% BWAC Twenty-One Inc.         Holding Company
   Holdings Limited

Transamerica Commercial Finance           U.K.               100% Trans. Commercial
   Limited                                                   Holdings Limited

Transamerica Commercial Finance           France             100% BWAC Twenty-One Inc.         Carries out factoring trans-
   France S.A.                                                                                 actions in France & abroad

Transamerica GmbH Inc.                    Delaware           100% BWAC Twenty-One Inc.         Holding co. for Transamerica
                                                                                               Financieringsmaatschappij
                                                                                               B.V.

Transamerica Retail Financial             Delaware          100% TIFC                          Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                     Delaware          100% TRFSC                         Bank (Credit Cards)

Transamerica Consumer Finance             Delaware          100% TRFSC                         Consumer finance holding
   Holding Company ("TCFHC")                                                                   company

Transamerica Mortgage Company             Delaware          100% TCFHC                         Consumer mortgages

Transamerica Consumer Mortgage            Delaware          100% TCFHC                         Securitization company
   Receivables Company

Metropolitan Mortgage Company             Florida           100% TCFHC                         Consumer mortgages

Easy Yes Mortgage, Inc.                   Florida           100% Metropolitan Mtg. Co.         No active business/Name
                                                                                               holding only

Easy Yes Mortgage, Inc.                   Georgia           100% Metropolitan Mtg. Co.         No active business/Name
                                                                                               holding only

First Florida Appraisal Services, Inc.    Georgia           100% Metropolitan Mtg. Co.         Appraisal and inspection
                                                                                               services

First Georgia Appraisal Services, Inc.    Georgia           100% First FL App. Srvc, Inc.      Appraisal services

[CAPTION]

                                        Jurisdiction of              Percent of Voting
Name                                     Incorporation               Securities Owned                Business
----------------------------           ------------------    ----------------------------     ---------------------------
Freedom Tax Services, Inc.                    Florida            100% Metropolitan Mtg. Co.      Property tax information
                                                                                                 services

J.J. & W. Advertising, Inc.                   Florida            100% Metropolitan Mtg. Co.      Advertising and marketing
                                                                                                 services

J.J. & W. Realty Corporation                  Florida            100% Metropolitan Mtg. Co.      To hold problem REO
                                                                                                 properties

Liberty Mortgage Company of                   Florida            100% Metropolitan Mtg. Co.      No active business/Name
   Ft. Myers, Inc.                                                                               holding only

Metropolis Mortgage Company                   Florida            100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                 holding only

Perfect Mortgage Company                      Florida            100% Metropolitan Mtg. Co.      No active business/Name
                                                                                                 holding only

Transamerica Vendor Financial Srvc.           Delaware           100% TDFC                       Provides commercial lease

Transamerica Distribution Finance                                100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                                 Mexico             100% TDFCM

Transamerica Corporate Services                                  100% TDFCM
   De Mexico

Transamerica Home Loan                        California         100% TFC                        Consumer mortgages

Transamerica Lending Company                  Delaware           100% TFC                        Consumer lending

Transamerica Financial Products, Inc.         California         100% Transamerica Corp.         Service investments

Transamerica Insurance Corporation            California         100% Transamerica Corp.         Provides insurance premium
   of California ("TICC")                                                                        financing in California

Arbor Life Insurance Company                  Arizona            100% TICC                       Life insurance, disability
                                                                                                 insurance

Plaza Insurance Sales Inc.                    California         100% TICC                       Casualty insurance placement

Transamerica Advisors, Inc.                   California         100% TICC                       Retail sale of investment
                                                                                                 advisory services

Transamerica Annuity Services Corp.           New Mexico         100% TICC                       Performs services required for
                                                                                                 structured settlements

Transamerica Financial Resources, Inc.        Delaware           100% TICC                       Retail sale of securities
                                                                                                 products

Financial Resources Insurance                 Texas              100% Transamerica Fin. Res.     Retail sale of securities
   Agency of Texas                                                                               products

TBK Insurance Agency of Ohio, Inc.            Ohio               100% Transamerica Fin. Res.     Variable insurance contract
                                                                                                 sales in state of Ohio

Transamerica Financial Resources              Alabama            100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.         Massachusetts      100% Transamerica Fin. Res.     Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance          Delaware           100% TICC                       Holding & administering
   Services, Inc. ("TIIS")                                                                       foreign operations

Home Loans and Finance Ltd.                   U.K.               100% TIIS                       Inactive

Transamerica Occidental Life                  California         100% TICC                       Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                   insurance, accident and
                                                                                                 sickness insurance

NEF Investment Company                        California         100% TOLIC                      Real estate development

[CAPTION]

                                         Jurisdiction of        Percent of Voting
Name                                      Incorporation         Securities Owned                   Business
----------------------------           ------------------ ----------------------------      ---------------------------
Transamerica Life Insurance and           N. Carolina     100% TOLIC                        Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                originally incorporated in CA
                                                                                            April 14, 1966

Transamerica Assurance Company            Missouri        100% TLIAC                        Life and disability insurance

Gemini Investments, Inc.                  Delaware        100% TLIAC                        Investment subsidiary

Transamerica Life Insurance Company       Canada          100% TOLIC                        Sells individual life insurance
  of Canada                                                                                 & investment products in all
                                                                                            provinces and territories of
                                                                                            Canada

Transamerica Life Insurance Company       New York        100% TOLIC                        Licensed in NY to market life
   of New York                                                                              insurance, annuities and health
                                                                                            insurance

Transamerica South Park                   Delaware        100% TOLIC                        Provide market analysis of
   Resources, Inc.                                                                          certain undeveloped land
                                                                                            holdings held by TOLIC

Transamerica Variable Insurance           Maryland        100% TOLIC                        Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.         Kansas          100% TOLIC                        Third party administrator

Transamerica Products. Inc.               California      100% TICC                         Parent co. of various
                                                                                            subsidiary corp. which are
                                                                                            formed to be co-general
                                                                                            partners of proprietary limited

Transamerica Securities Sales Corp.       Maryland        100% Transamerica Prod. Inc.      Retail sale of the variable life
                                                                                            ins. and variable annuity
                                                                                            products of the Transamerica
                                                                                            life companies

Transamerica Service Company              Delaware        100% Transamerica Prod. Inc.      Passive loss tax service for
                                                                                            Lloyd's U.S. names

Transamerica Intellitech, Inc.            Delaware        100% TICC                         Real estate information and
                                                                                            technology services

Transamerica International                Delaware        100% TICC                         Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.    Delaware        100% TICC                         Investment adviser

Transamerica Income Shares, Inc.          Maryland        100% Trans. Invest. Srvc. Inc.    Transamerica investment
                                                                                            services

Transamerica LP Holdings Corp.            Delaware        100% TICC                         Limited partnership
                                                                                            Investment (initial limited
                                                                                            partner of Transamerica
                                                                                            Delaware, L.P.)

Transamerica Real Estate Tax Service      N/A             100% TICC                         Real estate tax reporting and
  (A Division of Transamerica Corp)                                                         processing services

Transamerica Realty Services, Inc.        Delaware        100% TICC                         Responsible for real estate
                                                                                            investments for Transamerica

Bankers Mortgage Company of CA            California      100% Transamerica Realty Srv.     Holds bank account and owns
                                                                                            certain residual investments in
                                                                                            certain French real estate
                                                                                            projects which are managed
                                                                                            special purpose company for
                                                                                            the purchase of real estate tax
                                                                                            liens.

Pyramid Investment Corporation            Delaware        100% Transamerica Realty Srv.     Owns office buildings in San
                                                                                            Francisco and other properties

The Gilwell Company                       California      100% Transamerica Realty Srv.     Ground lessee of 517
                                                                                            Washington Street,
                                                                                            San Francisco

[CAPTION]

                                        Jurisdiction of        Percent of Voting
Name                                     Incorporation         Securities Owned                Business
----------------------------          ------------------ ----------------------------    ---------------------------
Transamerica Affordable Housing, Inc.     California     100% Transamerica Realty Srv.   Owns general partnership
                                                                                         interests in low-income
                                                                                         housing tax credit
                                                                                         partnerships

Transamerica Minerals Company             California     100% Transamerica Realty Srv.   Owner and lessor of oil and
                                                                                         gas properties

Transamerica Oakmont Corporation          California     100% Transamerica Realty Srv.   General partner in
                                                                                         Transamerica/Oakmont
                                                                                         Retirement Associates

Transamerica Senior Properties, Inc.      Delaware       100% TICC                       Owns congregate care and
                                                                                         assisted living retirement
                                                                                         Properties

Transamerica Senior Living, Inc.          Delaware       100% Trans. Sr. Prop. Inc.      Manages congregate care and
                                                                                         assisted living retirement
                                                                                         properties.

ITEM 27.                NUMBER OF CONTRACT OWNERS

As of April 25, 2000, there were 1,522 Contract Owners of the Advisor's Edge Variable Annuity and 479 Contract Owners of the Advisor's Edge Select Variable Annuity.

ITEM 28.                INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.                PRINCIPAL UNDERWRITERS

     (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account V, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and Variable Annuity contracts funded by Separate Account II of Peoples Benefit Life Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity and variable life contracts funded by PFL Life Variable Annuity Account A, PFL Life Variable Annuity Account C, PFL Life Variable Annuity Account D, PFL Endeavor VA Separate Account, PFL Retirement Builder Variable Annuity Account and Legacy Builder Variable Life Separate Account of PFL Life Insurance Company; Life Investors Variable Life Account A of Life Investors Insurance Company of America; WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; and AUSA Endeavor Variable Annuity Account and AUSA Life Insurance Company, Inc. Separate Account C of AUSA Life Insurance Company, Inc.

     (b)  Directors and Officers:

          Larry N. Norman        President, Director
          Anne M. Spaes          Vice President, Director
          Lisa A. Wachendorf     Vice President, Chief Compliance Officer,
                                 Director
          Thomas R. Moriarty     Vice President
          Frank A. Camp          Secretary
          Linda Gilmer           Controller and Treasurer
          Priscilla I. Hechler   Assistant Vice President, Assistant Secretary
          Thomas E. Pierpan      Assistant Vice President, Assistant Secretary
          Darin D. Smith         Assistant Vice President, Assistant Secretary
          Robert W. Warner       Assistant Compliance Officer
          Emily Bates            Assistant Treasurer
          Clifton W. Flenniken   Assistant Treasurer


ITEM 30.                LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Peoples Benefit Life Insurance Company in Cedar Rapids, Iowa.

ITEM 31.                MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.                UNDERTAKINGS

(a) Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by People Benefit Life Insurance Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 28th day of April, 2000.


                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 SEPARATE ACCOUNT V (REGISTRANT)


                                 By: Peoples Benefit Life Insurance Company

                                     BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President


                                 PEOPLES BENEFIT LIFE INSURANCE COMPANY
                                 (DEPOSITOR)

                                     BART HERBERT, JR.
                                 By: ___________________________________________
                                     Bart Herbert, Jr., President



*By: /s/ Gregory E. Miller-Breetz
     ------------------------------
     Gregory E. Miller-Breetz
     Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


       Signature                                   Title                                Date
       ---------                                   -----                                ----

    DAVID G. REKOSKI               Director and Senior Vice President              April 28, 2000
---------------------------
David G. Rekoski

    G. DOUGLAS MANGUM, JR.*        Director and Senior Vice President              April 28, 2000
---------------------------
G. Douglas Mangum, Jr.

    MARTHA A. McCONNELL*           Treasurer (Chief Accounting Officer)            April 28, 2000
---------------------------
Martha A. McConnell

    DOUGLAS A. SARCIA*             Director and Vice President                     April 28, 2000
---------------------------
Douglas A. Sarcia

    BRIAN A. SMITH*                Director and Senior Vice President              April 28, 2000
---------------------------
Brian A. Smith

    BART HERBERT, JR.*             Director and President                          April 28, 2000
---------------------------
Bart Herbert, Jr.

    CRAIG D. VERMIE*               Director                                        April 28, 2000
---------------------------
Craig D. Vermie

    LARRY N. NORMAN*               Director and Vice President                     April 28, 2000
---------------------------
Larry N. Norman

    BRENDA K. CLANCY*              Director and Vice President                     April 28, 2000
---------------------------
Brenda K. Clancy

*By: /s/ Gregory E. Miller - Breetz
     ------------------------------
     Gregory E. Miller - Breetz
     Attorney-in-fact

                               INDEX TO EXHIBITS

EXHIBIT 9(a)        Opinion and Consent of Counsel

EXHIBIT 9(b)        Consent of Counsel

EXHIBIT 10          Consent of Independent Auditors